                                             Registration Nos. 33-06547/811-4717
--------------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /X/

     Pre-Effective Amendment No. ____________                         /_/

     Post-Effective Amendment No. 20                                  /X/

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/

     Amendment No. 21                                                 /X/


                          (Check appropriate box or boxes.)

                            SAFECO RESOURCE SERIES TRUST
               -------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

                          SAFECO Plaza, Seattle, Washington              98185
               -------------------------------------------------------  --------
                       (Address of Principal Executive Offices)         ZIP Code


Registrant's Telephone Number, including Area Code (206) 545- 5180
                                                   ----------------


                         NAME AND ADDRESS OF AGENT
                              FOR SERVICE

                              DAVID F. HILL
                              SAFECO Plaza
                              Seattle, Washington 98185

               Approximate Date of Proposed Public Offering: Continuous


It is proposed that this filing will become effective
          immediately upon filing pursuant to paragraph (b)
     ----
          on              pursuant to paragraph (b)
     ----   -------------
          60 days after filing pursuant to paragraph (a)(1)
     ----
       X  on April 30, 1998 pursuant to paragraph (a)(1)
     ----
          75 days after filing pursuant to paragraph (a)(2)
     ----
          on              pursuant to paragraph (a)(2) of Rule 485
     ----   -------------

If appropriate, check the following box:
     / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Registrant hereby declares that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of its shares have previously been registered. The notice required by such Rule for Registrant's most recent fiscal year was filed on or about February 26, 1997. Registrant adopts such declarations pursuant to Rule 24f-2.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SAFECO RESOURCE SERIES TRUST

                          Contents of Registration Statement

This registration statement consists of the following papers and documents:

Cover Sheet

Cross Reference Sheet



Equity Portfolio - Part A - Prospectus

Growth Portfolio - Part A - Prospectus

Northwest Portfolio - Part A - Prospectus

Small Company Stock Portfolio - Part A - Prospectus

Bond Portfolio - Part A - Prospectus

Money Market Portfolio - Part A - Prospectus


Equity Portfolio
Growth Portfolio
Northwest Portfolio
Small Company Stock Portfolio
Bond Portfolio
Money Market Portfolio
Part B -- Statement of Additional Information


Part C -- Other Information

Signature Page

Exhibits

                             SAFECO RESOURCE SERIES TRUST

                         Registration Statement on Form N-1A
                                Cross Reference Sheet
                                        Part A
                                        ------

Item No.                                          Location in Prospectus
--------                                          ----------------------

1.   Cover Page                                   Cover page


2.   Synopsis                                     Introduction to the Trust and
                                                  the Portfolio; Fund Expenses


3.   Condensed Financial Information              Financial Highlights;
                                                  Performance Information


4.   General Description of Registrant            The Trust and the Portfolio's
                                                  Investment Policies; Persons
                                                  Controlling the Trust

5.   Management of the Fund                       Information about Share
                                                  Ownership and Companies that
                                                  Provide Services to the Trust;
                                                  Portfolio Manager


6.   Capital Stock and Other Securities           Information about Share
                                                  Ownership and Companies that
                                                  Provide Services to the Trust;
                                                  Persons Controlling the Trust;
                                                  Portfolio Distribution and Tax
                                                  Information

7.   Purchase of Securities Being Offered         Sale and Redemption of Shares

8.   Redemption or Repurchase                     Sale and Redemption of Shares

9.   Pending Legal Proceedings                    Not applicable




                                        Part B
                                        ------

Item No.                                               Location in Statement
--------                                               ---------------------
                                                       of Additional Information
                                                       -------------------------


     10.  Cover page                              Cover page

     11.  Table of Contents                       Cover page

     12.  General Information and History         Not applicable

     13.  Investment Objectives and Policies      Investment Policies;
                                                  Additional Investment
                                                  Information

     14.  Management of the Fund                  Trustees and Officers

     15.  Control Persons and Principal           Principal Shareholders of
     Holders of Securities                        the Portfolios

16.  Investment Advisory and Other Services       Investment Advisory and
                                                  Other Services

17.  Brokerage Allocation and Other Practices     Brokerage Practices

18.  Capital Stock and Other Securities           Not Applicable

19.  Purchase, Redemption and Pricing of          Additional Information on
Securities Being Offered                          Calculation of Net Asset Value
                                                  Per Share

20.  Tax Status                                   Distribution and Tax
                                                  Information

21.  Underwriters                                 Investment Advisory and Other
                                                  Services

22.  Calculations of Yield Quotations of Money    Additional Performance
Market Funds                                      Information

23.  Financial Statements                         Financial Statements


                                        Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

SAFECO RESOURCE SERIES TRUST                                          PROSPECTUS
SAFECO Plaza
Seattle, Washington 98185                                         April 30, 1998

The Equity Portfolio (or the "Portfolio") described in this Prospectus is a series of the SAFECO Resource Series Trust ("Trust"), an open-end, management investment company consisting of six separate series. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with one another ("Participating Insurance Companies"), for allocation to certain of their separate accounts established for the purpose of funding variable life insurance policies and variable annuity contracts ("Variable Contracts") and may also be offered directly to qualified pension and retirement plans ("Qualified Plans").

This Prospectus sets forth the information a prospective investor should know before investing. PLEASE READ AND RETAIN THE PROSPECTUS FOR FUTURE REFERENCE. A Statement of Additional Information, dated April 30, 1998 and incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available at no charge upon request by calling 1-800-624-5711 or writing SAFECO Securities, Inc., SAFECO Plaza, Seattle, WA 98185. The Statement of Additional Information and other information about the Portfolio is also available on the Securities and Exchange Commission website at http://www.sec.gov. The Statement of Additional Information contains more information about many of the topics in this Prospectus as well as information about the trustees and officers of the Trust.

The EQUITY PORTFOLIO has as its investment objective to seek long-term growth of capital and reasonable current income. The Equity Portfolio ordinarily invests principally in common stocks or securities convertible into common stocks.

There are market risks in all securities transactions. There is no assurance that the Portfolio will achieve its investment objective. See "The Trust and the Portfolio's Investment Policies" for more information.
---------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
---------------------------------------------------------

                                    -- 1 --

PORTFOLIO SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE U.S. GOVERNMENT OR ANY BANK, NOR ARE PORTFOLIO SHARES FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND PORTFOLIO SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

---------------------------------------------------------

NO DEALER, SALESPERSON OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR SAFECO SECURITIES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE TRUST OR BY SAFECO SECURITIES IN ANY STATE IN WHICH SUCH OFFER OR SOLICITATION MAY NOT LAWFULLY BE MADE.

                                    -- 2 --

TABLE OF CONTENTS

                                                                      PAGE
                                                                      -----
Introduction to the Trust and the Portfolio                                 4
Fund Expenses                                                               6
Financial Highlights                                                        7
The Trust and the Portfolio's Investment Policies                           9
Portfolio Manager                                                          14
Information about Share Ownership and Companies that Provide
  Services to the Trust                                                    15
Persons Controlling the Trust                                              18
Sale and Redemption of Shares                                              18
Performance Information                                                    19
Portfolio Distributions and Tax Information                                20
Share Price Calculation                                                    21
Ratings Supplement                                                         22

                                    -- 3 --

INTRODUCTION TO THE TRUST AND THE PORTFOLIO

The Trust is a series investment company that currently issues shares representing six mutual funds (the "Trust Portfolios"), only one of which, the Equity Portfolio, is offered through this Prospectus. The Equity Portfolio is a diversified series of the Trust, an open-end, management investment company that continuously offers to sell and to redeem (buy back) its shares at the current net asset value per share without any sales or redemption charges or 12b-1 fees. (See "Share Price Calculation" for more information.)

Shares of the Portfolio are issued and redeemed in connection with investments in and payments under certain Variable Contracts issued through separate accounts of Participating Insurance Companies. Shares of the Trust may also be offered directly to Qualified Plans. The Participating Insurance Companies and the Qualified Plans may or may not make all of the Trust Portfolios available for investment.

Although the Trust does not foresee any disadvantage to Variable Contract owners arising out of the fact that the Trust may offer its shares to Qualified Plans and for products offered by Participating Insurance Companies, the interests of Variable Contract owners or Qualified Plan participants might at some time be in conflict due to future differences in tax treatment or other considerations. Therefore, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may occur and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance company separate accounts or Qualified Plans might withdraw its investment in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. In addition, the Trust's Board of Trustees may refuse to sell shares of any of the Trust Portfolios to any separate account or Qualified Plan or terminate the offering of shares of any of the

                                    -- 4 --

Trust Portfolios if such action is required by law or regulatory authority or is in the best interests of the shareholders of any Trust Portfolio.

The Portfolio is managed by SAFECO Asset Management Company ("SAM"). SAM is headquartered in Seattle, Washington and managed over $4.3 billion in mutual fund assets as of December 31, 1997. SAM has been an advisor to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. See "Information about Share Ownership and Companies that Provide Services to the Trust" for more information.

There is a risk that the market value of the Portfolio's securities may decrease and result in a decrease in the value of a shareholder's investment. See "The Trust and the Portfolio's Investment Policies" for more information.

                                    -- 5 --

FUND EXPENSES

A.  SHAREHOLDER TRANSACTION EXPENSES FOR THE PORTFOLIO

             SALES LOAD
SALES LOAD   IMPOSED ON
IMPOSED ON   REINVESTED   DEFERRED SALES
 PURCHASES    DIVIDENDS        LOAD         REDEMPTION FEES    EXCHANGE FEES
-----------  -----------  ---------------  -----------------  ---------------
      NONE         NONE           NONE              NONE              NONE

B.   ANNUAL OPERATING EXPENSES

     (as a percentage of average net assets)

                                                                                 TOTAL ANNUAL
                                                      MANAGEMENT      OTHER        OPERATING
PORTFOLIO                              12B-1 FEES        FEE         EXPENSES      EXPENSES
-----------------------------------  --------------  ------------  ------------  -------------
Equity                                      None        0.73%            0.02%         0.75%

The amounts shown are actual expenses incurred by the Equity Portfolio for the fiscal year ended December 31, 1997.

C.  EXAMPLE OF EXPENSES

You would pay the following expenses on a $1,000 investment assuming a 5% annual return. The example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed in "Total Annual Operating Expenses" above remain the same in the years shown.

PORTFOLIO                                  1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------  -----------  -----------  -----------  -------------
Equity                                    $       8    $      24    $      42     $      93

The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Portfolio would bear, directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE PORTFOLIO'S ACTUAL EXPENSES OR PERFORMANCE MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS REQUIRED BY SECURITIES AND EXCHANGE COMMISSION REGULATIONS APPLICABLE TO ALL MUTUAL FUNDS AND IT IS NOT A PREDICTION OF, NOR DOES IT REPRESENT, PAST OR FUTURE EXPENSES OR THE PERFORMANCE OF THE PORTFOLIO.

                                    -- 6 --

FINANCIAL HIGHLIGHTS

The amounts shown for the Portfolio in the Financial Highlights table that follows are based upon a single share outstanding throughout the period indicated. The following selected data has been derived from financial statements that have been audited by Ernst & Young LLP. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Trust's annual report to shareholders and incorporated by reference in the Trust's Statement of Additional Information. A copy of the Trust's Statement of Additional Information may be obtained by calling the number on the first page of this Prospectus.

                                    -- 7 --

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

SAFECO RESOURCE SERIES TRUST -- EQUITY PORTFOLIO

                                                                     YEAR ENDED DECEMBER 31
                                  1997       1996       1995       1994       1993       1992       1991       1990       1989
                                -------------------------------------------------------------------------------------------------
Net asset value at beginning
  of period                     $   21.75  $   19.24  $   16.83  $   17.02  $   14.20  $   13.48  $   11.38  $   12.35  $   10.40
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income               .27        .34        .39        .31        .23        .20        .24        .25        .43
  Net realized and unrealized
   gain (loss) on investments        5.13       4.43       4.43       1.21       3.74        .89       2.82       (.90)      2.39
                                ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total from investment
  operations                         5.40       4.77       4.82       1.52       3.97       1.09       3.06       (.65)      2.82
                                ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
  Dividends from net
   investment income                 (.27)      (.34)      (.39)      (.31)      (.23)      (.20)      (.24)      (.25)      (.43)
Distributions from capital
  gains                             (1.70)     (1.92)     (2.02)     (1.40)      (.92)      (.17)      (.72)      (.07)      (.44)
                                ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total distributions                 (1.97)     (2.26)     (2.41)     (1.71)     (1.15)      (.37)      (.96)      (.32)      (.87)
                                ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net asset value at end of
  period                        $   25.18  $   21.75  $   19.24  $   16.83  $   17.02  $   14.20  $   13.48  $   11.38  $   12.35
                                ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total Return                       24.85%     24.79%     28.63%      8.94%     27.92%      8.06%     26.85%     (5.21%)    27.11%
Net assets at end of period
  (000's omitted)               $ 389,256  $ 263,067  $ 169,479  $ 102,321  $  68,157  $  36,064  $  20,402  $   9,742  $   6,366
Ratio of expenses to average
  net assets                         .75%       .72%       .75%       .77%       .73%       .73%       .73%       .73%       .73%
Ratio of expenses to average
  net assets before expense
  reimbursement                       N/A        N/A        N/A       .78%         --         --         --         --         --
Ratio of net investment income
  to average net assets             1.19%      1.72%      2.26%      1.98%      1.71%      1.80%      2.31%      2.71%      4.47%
Portfolio turnover ratio           41.75%     56.99%     69.18%     28.71%     41.35%     24.75%     43.60%     30.13%     50.74%
Average Commission Rate Paid    $   .0565  $   .0584         --         --         --         --         --         --         --


                                  1988

Net asset value at beginning
  of period                     $    8.63
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income               .29
  Net realized and unrealized
   gain (loss) on investments        1.95
                                ---------
Total from investment
  operations                         2.24
                                ---------
LESS DISTRIBUTIONS:
  Dividends from net
   investment income                 (.29)
Distributions from capital
  gains                              (.18)
                                ---------
Total distributions                  (.47)
                                ---------
Net asset value at end of
  period                        $   10.40
                                ---------
                                ---------
Total Return                       25.98%
Net assets at end of period
  (000's omitted)               $   3,256
Ratio of expenses to average
  net assets                         .73%
Ratio of expenses to average
  net assets before expense
  reimbursement                        --
Ratio of net investment income
  to average net assets             3.08%
Portfolio turnover ratio           58.38%
Average Commission Rate Paid           --

                                    -- 8 --

THE TRUST AND THE PORTFOLIO'S INVESTMENT POLICIES

The Trust is a Delaware business trust established by a Trust Instrument dated May 13, 1993. The Trust currently consists of six series, each of which, including the Equity Portfolio, is a diversified series of the Trust.

The investment objective and investment policies for the Portfolio are described below. The Trust's Board of Trustees may change the Portfolio's objective without shareholder vote, but no such change will be made without 30 days' prior written notice to shareholders of the Portfolio. In the event the Portfolio changes its investment objective, the new objective may not meet the investment needs of every shareholder and may be different from the objective a shareholder considered appropriate at the time of initial investment.

Unless otherwise stated, all investment policies and limitations described below under "Investment Objective and Policies" and "Additional Investment Practices" are non-fundamental and may be changed without shareholder vote. If the Portfolio follows a percentage limitation at the time of investment, a later increase or decrease in values, assets or other circumstances will not be considered in determining whether the Portfolio complies with the applicable policy (except to the extent the change may impact the Portfolio's borrowing limits).

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Equity Portfolio is to seek long-term growth of capital and reasonable current income. The Equity Portfolio does not seek to achieve both growth and income with every portfolio security investment. Rather, it attempts to achieve a reasonable balance between growth and income on an overall basis.

                                    -- 9 --

To pursue its objective, the Equity Portfolio:

1. WILL INVEST PRINCIPALLY IN COMMON STOCKS SELECTED BY SAM
   PRIMARILY FOR APPRECIATION AND/OR DIVIDEND POTENTIAL AND FROM A LONG-RANGE INVESTMENT STANDPOINT.

2. MAY INVEST UP TO 35% OF ITS TOTAL ASSETS IN SECURITIES
   CONVERTIBLE INTO COMMON STOCK (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCKS, WHETHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER). The Portfolio may invest in convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. The value of convertible securities will normally vary with the value of the underlying common stock. The Portfolio may purchase corporate bonds and preferred stock that convert to common stock either automatically after a specified period of time or at the option of the issuer. The Portfolio may purchase convertible securities which are investment grade, I.E., rated in the top four categories by either Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Moody's deems securities rated in the fourth category (Baa) to have speculative characteristics. The Portfolio may retain a convertible security that is down-graded to below investment grade after purchase. The Portfolio will not hold more than 3% of its total assets in bonds that go into default on the payment of principal and interest after purchase. For a description of ratings, see the "Ratings Supplement" in this Prospectus.

3. MAY INVEST UP TO 10% OF TOTAL ASSETS IN REAL ESTATE
   INVESTMENT TRUSTS ("REITS"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes, REITs attempt to qualify for beneficial "modified pass-through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such tax treatment, it

                                    -- 10 --
   would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income. REITs are dependent upon the successful operation of properties owned and the financial condition of lessees and mortgagors. The value of REIT units fluctuates depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged.

4. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN CLOSED-END
   INVESTMENT COMPANIES AND INVESTMENT TRUSTS (OTHER THAN REITS).

5. MAY PURCHASE FIXED-INCOME SECURITIES IN ACCORDANCE WITH
   BUSINESS AND FINANCIAL CONDITIONS.

6. MAY INVEST IN DEBT SECURITIES WHOSE PERFORMANCE AND
   PRINCIPAL AMOUNT AT MATURITY IS LINKED TO A SPECIFIC EQUITY SECURITY OR SECURITIES INDEX.

   The principal risk factor associated with the Equity Portfolio is that the market value of its portfolio securities may decrease.

ADDITIONAL INVESTMENT PRACTICES

The Portfolio may also follow the investment practices described below:

1. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH-QUALITY
   COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS OR REPURCHASE AGREEMENTS. The Portfolio may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from dividend distributions or the sale of portfolio securities. With respect

                                    -- 11 --
   to repurchase agreements, the Portfolio will invest no more than 5% of its total assets in qualified repurchase agreements and will not purchase repurchase agreements that mature in more than seven days.

2. MAY INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES
   SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PROCEDURES. The Portfolio, however, will not engage primarily in trading for the purpose of short-term profits. The Portfolio may dispose of securities whenever it is deemed advisable without regard to the length of time the securities have been held.

3. MAY INVEST UP TO 5% OF NET ASSETS IN WARRANTS. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrant.

4. MAY INVEST IN RESTRICTED SECURITIES ELIGIBLE FOR RESALE UNDER
   RULE 144A ("RULE 144A SECURITIES"), PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the Securities Act of 1933, as amended ("1933 Act"), or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in restricted securities may increase the Portfolio's illiquidity to the extent that qualified institutional buyers or other buyers become unwilling, for a time, to purchase the securities. As a result, the Portfolio may not be able to sell these securities when its investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

                                    -- 12 --

5. MAY INVEST IN AMERICAN DEPOSITARY RECEIPTS ("ADRS"),
   WHICH REPRESENT SECURITIES ISSUED BY A FOREIGN ISSUER. ADRs are registered receipts evidencing ownership of an underlying foreign security. They are typically issued in the United States by a bank or trust company. ADRs involve risks in addition to risks normally associated with securities issued by domestic issuers, including the possibility of adverse political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and there may be less public or less current information about their operations. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank or trust company, or that such information in the U.S. market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the U.S. bank or trust company issuer.

FUNDAMENTAL POLICIES

The Portfolio is subject to the following fundamental policies which cannot be changed without shareholder vote:

1. MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE
   SECURITIES OF ANY ONE ISSUER (OTHER THAN SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES), EXCEPT THAT UP TO 25% OF THE VALUE OF THE PORTFOLIO'S ASSETS (NOT INCLUDING SECURITIES ISSUED BY ANOTHER INVESTMENT COMPANY) MAY BE INVESTED WITHOUT REGARD TO THIS LIMIT;

2. MAY NOT, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL
   ASSETS, PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES);

                                    -- 13 --

3. MAY NOT PURCHASE SECURITIES OF ANY ISSUER (OTHER THAN
   OBLIGATIONS OF, OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES) IF SUCH PURCHASE WOULD CAUSE MORE THAN TEN PERCENT (10%) OF ANY CLASS OF SECURITIES OF SUCH ISSUER TO BE HELD BY THE PORTFOLIO;

4. MAY NOT INVEST MORE THAN 25% OF THE TOTAL ASSETS IN ANY
   ONE INDUSTRY. SECURITIES OF FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS ARE CONSIDERED TO BE ONE INDUSTRY. The Portfolio will not concentrate its assets in particular industries. The 25% limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to certificates of deposit or bankers' acceptances issued by domestic banks; and

5. MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY
   PURPOSES FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. The Portfolio will not borrow amounts in excess of 5% of its total assets. The Portfolio intends to exercise its borrowing authority primarily to meet shareholder redemptions under circumstances where redemptions exceed available cash.

   For more information, see the "Investment Policies" and "Additional Investment Information" sections of the Trust's Statement of Additional Information.

PORTFOLIO MANAGER

The manager for the Equity Portfolio is Richard D. Meagley, Vice President, SAM. Mr. Meagley began serving as portfolio manager for the Portfolio in 1995. He is also the portfolio manager for certain other SAFECO Funds. Prior to these positions he served as portfolio manager and analyst from 1992 to 1994 for Kennedy Associates, Inc., an investment

                                    -- 14 --
advisory firm located in Seattle, Washington. He was an Assistant Vice President of SAM and the fund manager of the SAFECO Northwest Fund from 1991 to 1992.

The portfolio manager and certain other persons related to SAM and the Portfolio are subject to written policies and procedures designed to prevent abusive personal securities trading. Incorporated within these policies and procedures are recommendations made by the Investment Company Institute (the trade group for the mutual fund industry) with respect to personal securities trading by persons associated with mutual funds. Those recommendations include preclearance procedures and blackout periods when certain personnel may not trade in securities that are the same or related securities being considered for purchase or sale by the Portfolio.

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE
TRUST

Shares of the Portfolio represent equal proportionate interests in the assets of the Portfolio and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

Shares of the Trust may be owned by the separate accounts of Participating Insurance Companies and by Qualified Plans (see "Introduction to the Trust and the Portfolio"). Pursuant to the Investment Company Act of 1940 (the "1940 Act"), Participating Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders. See the separate account prospectus for the Variable Contract for more information regarding the pass-through of these voting rights. With respect to Qualified Plans, the Trustees of such plans will vote the shares held by the Qualified Plans, except that in certain cases

                                    -- 15 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED) such shares may be voted by a named fiduciary or an investment manager pursuant to the Employee Retirement Income Security Act of 1974. There is no pass-through voting to the participants in the Qualified Plans.

On any matter submitted to a vote of shareholders, all shares of the Trust Portfolios then issued and outstanding and entitled to vote shall be voted in the aggregate and not by portfolio except for matters concerning only a portfolio. The holders of each share of a Trust Portfolio shall be entitled to one vote for each full share and a fractional vote for each fractional share. Shares of one Trust Portfolio may not bear the same economic relationship to the Trust as shares of another Trust Portfolio.

The Trust does not intend to hold annual meetings of shareholders of the Trust Portfolios. The Trustees will call a special meeting of shareholders of a Trust Portfolio only if required by the 1940 Act, in their written discretion, or upon the written notice of holders of 10% or more of the outstanding shares of the Trust Portfolio entitled to vote.

Under Delaware law, the shareholders of the Trust Portfolios will not be personally liable for the obligations of any Trust Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Trust Portfolio contain a statement that such obligation may only be enforced against the assets of the Trust or the Trust Portfolio and generally provides for indemnification out of the Trust's or the Trust Portfolio's property of any shareholder nevertheless held personally liable for the Trust's or a Trust Portfolio's obligations, respectively.

SAM is the investment adviser for the Portfolio under an agreement with the Trust. Under the agreement, SAM is

                                    -- 16 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED) responsible for the overall management of the Trust's and the Portfolio's business affairs. SAM provides investment research, advice, management and supervision to the Trust and the Portfolio. Consistent with the Portfolio's investment objectives and policies, SAM determines what securities will be purchased, retained or sold by the Portfolio, and implements those decisions. The Portfolio's turnover rate is set forth in the "Financial Highlights" section. The Portfolio's turnover rate will vary from year to year. A high portfolio turnover rate involves correspondingly higher transaction costs in the form of broker commissions, dealer spreads and other costs that the Portfolio will bear directly. The Portfolio pays SAM an annual management fee of .74% of the Portfolio's net assets ascertained each business day and paid monthly.

The distributor of the Portfolio's shares under an agreement with the Trust is SAFECO Securities, Inc. ("SAFECO Securities"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. SAFECO Securities is not compensated by the Trust or the Portfolio for these services.

The transfer, dividend and distribution disbursement and shareholder servicing agent for the Portfolio under an agreement with the Trust is SAFECO Services Corporation ("SAFECO Services"). SAFECO Services is not compensated by the Trust or the Portfolio for these services.

YEAR 2000

Like other mutual funds, financial and business organizations and individuals around the world, the Portfolio could be adversely affected if the computer systems used by its investment adviser or other companies that provide services to the Trust do not properly process and calculate date-related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." SAM, SAFECO Services and

                                    -- 17 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED)

SAFECO Securities, Inc. are taking steps they believe are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolio's other, major service providers. It is not anticipated that the Portfolio will incur any charges or that there will be any difficulties in accurate and timely reporting resulting in the change in year from 1999 to 2000.

PERSONS CONTROLLING THE TRUST

As of February 3, 1998, SAFECO Life Insurance Company ("SAFECO Life") controlled the Equity Portfolio. SAFECO Life is a stock life insurance company incorporated under the laws of Washington, with headquarters at 15411 N.E. 51st Street, Redmond, Washington. SAFECO Life is a wholly-owned subsidiary of SAFECO Corporation, and is an affiliated company of SAM, SAFECO Securities and SAFECO Services, the investment adviser, principal underwriter and transfer agent, respectively, of the Trust. SAFECO Life advanced all costs for the organization of the Trust. SAFECO Corporation, SAFECO Securities and SAFECO Services have their principal place of business at SAFECO Plaza, Seattle, Washington 98185. SAM has its principal place of business at Two Union Square, 25th Floor, Seattle, Washington 98101.

SALE AND REDEMPTION OF SHARES

The Portfolio is a series of SAFECO Resource Series Trust, a Delaware business trust, which issues an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series of shares of the Trust without the approval of shareholders.

Shares are sold to the separate accounts of Participating Insurance Companies and may also be sold to Qualified Plans.

                                    -- 18 --

Shares of the Portfolio are purchased and redeemed at net asset value. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Variable Contract owners and Qualified Plan participants do not deal directly with the Trust with respect to acquisition or redemption of shares. The Board of Trustees of the Trust may refuse to sell shares of the Portfolio to any person, or may suspend or terminate the offering of shares of the Portfolio if such action is required by law or by any regulatory authority having jurisdiction or is, in the sole discretion of the Trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of the Portfolio.

PERFORMANCE INFORMATION

The Portfolio's yield, total return and average annual total return may be quoted in advertisements. Performance figures are indicative only of past performance and are not intended to represent future investment results. The yield and share price of the Equity Portfolio will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them.

Yield is the annualization on a 360-day basis of the Portfolio's net income per share over a 30-day period divided by the Portfolio's net asset value per share on the last day of the period. Total return is the total percentage change in an investment in the Portfolio, assuming the reinvestment of dividends and capital gains distributions over a stated period of time. Average annual total return is the annual percentage change in an investment in the Portfolio, assuming the reinvestment of dividends and capital gains distributions, over a stated period of time.

                                    -- 19 --

RANKINGS

From time to time, the Portfolio may advertise its rankings. Rankings are calculated by independent companies that monitor mutual fund performance (E.G. CDA Technologies, Lipper Analytical Services, Inc. and Morningstar, Inc.) and are reported periodically in national financial publications such as BARRON'S, BUSINESS WEEK, FORBES, INVESTOR'S BUSINESS DAILY, MONEY MAGAZINE and THE WALL STREET JOURNAL. In addition, non-standardized performance figures may accompany the standardized figures described above. Non-standardized figures may be calculated in a variety of ways, including but not necessarily limited to, different time periods and different initial investment amounts. The Portfolio may also compare its performance to the performance of the Standard & Poor's 500 Index or other relevant indices. Performance information and quoted rankings are indicative only of past performance and are not intended to represent future investment results.

OTHER CHARGES

The Portfolio does not impose a sales charge. However, other charges payable by all shareholders include investment advisory fees. These charges affect the Portfolio's calculation of yield, effective yield, total return and average annual total return.

PORTFOLIO DISTRIBUTIONS AND TAX INFORMATION

The Portfolio intends to continue to elect and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of Participating Insurance Companies and Qualified Plans) and meeting other requirements of the Internal Revenue Code relating to the sources of its income and diversification of its assets.

                                    -- 20 --

The Portfolio is treated as a separate entity for federal income tax purposes and, therefore, the investments and results of the Trust Portfolios are not aggregated for purposes of determining net ordinary income (loss) or net realized capital gains (losses).

All dividends are distributed to shareholders (separate accounts of Participating Insurance Companies and Qualified Plans) and will be automatically reinvested in Trust shares. Dividends and distributions made by the Portfolio to the separate accounts are taxable, if at all, to the Participating Insurance Companies; they are not taxable to Variable Contract owners. Dividends and distributions made by the Portfolio to Qualified Plans are not taxable to the Qualified Plans or to the participants thereunder.

In addition to the diversification requirements in Subchapter M, the Portfolio is required to satisfy diversification requirements of Section 817(h) of the Internal Revenue Code and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of variable annuity and variable life insurance contracts to the full extent of appreciation under the contracts.

Variable Contract owners should refer to the prospectuses relating to their contracts regarding the federal income tax treatment of ownership of such contracts. Also see "Distributions and Tax Information" in the Statement of Additional Information.

SHARE PRICE CALCULATION

The net asset value per share of the Portfolio is determined by subtracting the liabilities of the Portfolio from its assets, valued at market, and dividing the result by the number of outstanding shares. Shares of the Portfolio are sold and redeemed at the net asset value next determined after receipt by the

                                    -- 21 --
transfer agent of the sales order or request for redemption in good order. There is no sales charge. Net asset value per share is computed as of the close of regular trading of the New York Stock Exchange (normally 1:00 P.M. Pacific Time) each day that the Exchange is open for trading.

In general, portfolio securities are valued at the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions in which case they shall be valued at the last reported bid price. Securities traded over-the-counter are valued at the last sale price, unless there is no reported sale price in which case the last reported bid price will be used. Portfolio securities that are traded on a stock exchange and over-the-counter are valued according to the broadest and most representative market. For bonds and other fixed income securities, this usually is the over-the-counter market. Long-term corporate bonds and securities not traded on a national exchange shall be valued based on consideration of information with respect to transactions in similar securities, quotations from dealers and various relationships between securities. Valuations of the Portfolio's securities calculated in a like manner may be obtained from a pricing service. Investments for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

RATINGS SUPPLEMENT

Ratings by Moody's and S&P represent the respective opinions of those organizations as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

                                    -- 22 --

DESCRIPTION OF DEBT RATINGS

MOODY'S

INVESTMENT GRADE:
Aaa -- Judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have, in fact, speculative characteristics as well.

NON-INVESTMENT GRADE:
Ba -- Judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby

                                    -- 23 --
not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Have poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C -- The lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P

INVESTMENT GRADE:
AAA -- Highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Very strong capacity to pay interest and repay principal. Differs from the highest rated issues only in small degree.

A -- Strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

                                    -- 24 --

NON-INVESTMENT GRADE:
BB, B, CCC, CC, AND C -- Regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

C1 -- Reserved for income bonds on which no interest is being paid.

D -- In payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

PLUS (+) OR MINUS (-): Ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                    -- 25 --

SAFECO RESOURCE SERIES TRUST                                          PROSPECTUS
SAFECO Plaza
Seattle, Washington 98185                                         April 30, 1998

The Growth Portfolio (or the "Portfolio") described in this Prospectus is a series of the SAFECO Resource Series Trust ("Trust"), an open-end, management investment company consisting of six separate series. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with one another ("Participating Insurance Companies"), for allocation to certain of their separate accounts established for the purpose of funding variable life insurance policies and variable annuity contracts ("Variable Contracts") and may also be offered directly to qualified pension and retirement plans ("Qualified Plans").

This Prospectus sets forth the information a prospective investor should know before investing. PLEASE READ AND RETAIN THE PROSPECTUS FOR FUTURE REFERENCE. A Statement of Additional Information, dated April 30, 1998 and incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available at no charge upon request by calling 1-800-624-5711 or writing SAFECO Securities, Inc., SAFECO Plaza, Seattle, WA 98185. The Statement of Additional Information and other information about the Portfolio is also available on the Securities and Exchange Commission website at http://www.sec.gov. The Statement of Additional Information contains more information about many of the topics in this Prospectus as well as information about the trustees and officers of the Trust.

The GROWTH PORTFOLIO has as its investment objective to seek growth of capital and the increased income that ordinarily follows from such growth. The Growth Portfolio ordinarily invests a preponderance of its assets in common stock selected for potential appreciation.

There are market risks in all securities transactions. There is no assurance that the Portfolio will achieve its investment objective. See "The Trust and the Portfolio's Investment Policies" for more information.
---------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
---------------------------------------------------------

                                    -- 1 --

PORTFOLIO SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE U.S. GOVERNMENT OR ANY BANK, NOR ARE PORTFOLIO SHARES FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND PORTFOLIO SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

---------------------------------------------------------

NO DEALER, SALESPERSON OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR SAFECO SECURITIES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE TRUST OR BY SAFECO SECURITIES IN ANY STATE IN WHICH SUCH OFFER OR SOLICITATION MAY NOT LAWFULLY BE MADE.

                                    -- 2 --

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Introduction to the Trust and the Portfolio                                   4
Fund Expenses                                                                 6
Financial Highlights                                                          7
The Trust and the Portfolio's Investment Policies                             9
Portfolio Manager                                                            15
Information about Share Ownership and Companies that Provide Services to
  the Trust                                                                  16
Persons Controlling the Trust                                                18
Sale and Redemption of Shares                                                19
Performance Information                                                      19
Portfolio Distributions and Tax Information                                  20
Share Price Calculation                                                      22

                                    -- 3 --

INTRODUCTION TO THE TRUST AND THE PORTFOLIO

The Trust is a series investment company that currently issues shares representing six mutual funds (the "Trust Portfolios"), only one of which, the Growth Portfolio, is offered through this Prospectus. The Growth Portfolio is a diversified series of the Trust, an open-end, management investment company that continuously offers to sell and to redeem (buy back) its shares at the current net asset value per share without any sales or redemption charges or 12b-1 fees. (See "Share Price Calculation" for more information.)

Shares of the Portfolio are issued and redeemed in connection with investments in and payments under certain Variable Contracts issued through separate accounts of Participating Insurance Companies. Shares of the Trust may also be offered directly to Qualified Plans. The Participating Insurance Companies and the Qualified Plans may or may not make all of the Trust Portfolios available for investment.

Although the Trust does not foresee any disadvantage to Variable Contract owners arising out of the fact that the Trust may offer its shares to Qualified Plans and for products offered by Participating Insurance Companies, the interests of Variable Contract owners or Qualified Plan participants might at some time be in conflict due to future differences in tax treatment or other considerations. Therefore, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may occur and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance company separate accounts or Qualified Plans might withdraw its investment in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. In addition, the Trust's Board of Trustees may refuse to sell shares of any of the Trust Portfolios to any separate account or Qualified Plan or terminate the offering of shares of any of the

                                    -- 4 --

Trust Portfolios if such action is required by law or regulatory authority or is in the best interests of the shareholders of any Trust Portfolio.

The Portfolio is managed by SAFECO Asset Management Company ("SAM"). SAM is headquartered in Seattle, Washington and managed over $4.3 billion in mutual fund assets as of December 31, 1997. SAM has been an advisor to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. See "Information about Share Ownership and Companies that Provide Services to the Trust" for more information.

There is a risk that the market value of the Portfolio's securities may decrease and result in a decrease in the value of a shareholder's investment. The Growth Portfolio invests in small-sized companies, which involve greater risks than investments in larger, more established issuers, and their securities can be subject to more abrupt and erratic movements in price. See "The Trust and the Portfolio's Investment Policies" for more information.

                                    -- 5 --

FUND EXPENSES

A.  SHAREHOLDER TRANSACTION EXPENSES FOR THE PORTFOLIO

                   SALES LOAD
  SALES LOAD       IMPOSED ON
  IMPOSED ON       REINVESTED      DEFERRED SALES
   PURCHASES        DIVIDENDS           LOAD           REDEMPTION FEES      EXCHANGE FEES
---------------  ---------------  -----------------  -------------------  -----------------
        NONE             NONE              NONE                NONE                NONE

B.  ANNUAL OPERATING EXPENSES

    (as a percentage of average net assets)

                                                                          TOTAL ANNUAL
                                                               OTHER        OPERATING
PORTFOLIO                     12B-1 FEES   MANAGEMENT FEE     EXPENSES      EXPENSES
----------------------------  -----------  ---------------  ------------  -------------
Growth                           None             0.74%           0.03%         0.77%

The amounts shown are actual expenses incurred by the Growth Portfolio for the fiscal year ended December 31, 1997.

C.  EXAMPLE OF EXPENSES

You would pay the following expenses on a $1,000 investment assuming a 5% annual return. The example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed in "Total Annual Operating Expenses" above remain the same in the years shown.

PORTFOLIO                            1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------  -----------  -----------  -----------  -------------
Growth                              $       8    $      25    $      43     $      95

The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Portfolio would bear, directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE PORTFOLIO'S ACTUAL EXPENSES OR PERFORMANCE MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS REQUIRED BY SECURITIES AND EXCHANGE COMMISSION REGULATIONS APPLICABLE TO ALL MUTUAL FUNDS AND IT IS NOT A PREDICTION OF, NOR DOES IT REPRESENT, PAST OR FUTURE EXPENSES OR THE PERFORMANCE OF THE PORTFOLIO.

                                    -- 6 --

FINANCIAL HIGHLIGHTS

The amounts shown for the Portfolio in the Financial Highlights table that follows are based upon a single share outstanding throughout the period indicated. The following selected data has been derived from financial statements that have been audited by Ernst & Young LLP. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Trust's annual report to shareholders and incorporated by reference in the Trust's Statement of Additional Information. A copy of the Trust's Statement of Additional Information may be obtained by calling the number on the first page of this Prospectus.

                                    -- 7 --

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

SAFECO RESOURCE SERIES TRUST -- GROWTH PORTFOLIO

                                                                                                  JANUARY 7, 1993
                                                                                                      (INITIAL
                                                                                                  EFFECTIVE DATE)
                                                        YEAR ENDED DECEMBER 31                    TO DECEMBER 31,
                                            1997          1996          1995          1994              1993
                                          ------------------------------------------------------------------------
Net asset value at beginning of period    $   19.26     $   15.88     $   12.98     $   12.16           $   10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                        (.04)         (.03)          .06            --                 .01
  Net realized and unrealized gain
   (loss) on investments                       8.62          5.12          5.26          1.45                3.60
                                          ---------     ---------     ---------     ---------            --------
Total from investment operations               8.58          5.09          5.32          1.45                3.61
                                          ---------     ---------     ---------     ---------            --------
LESS DISTRIBUTIONS:
  Dividends from net investment income           --            --          (.06)           --                (.01)
  Distributions from capital gains            (4.49)        (1.71)        (2.36)         (.63)              (1.44)
                                          ---------     ---------     ---------     ---------            --------
Total distributions                           (4.49)        (1.71)        (2.42)         (.63)              (1.45)
                                          ---------     ---------     ---------     ---------            --------
Net asset value at end of
  period                                  $   23.35     $   19.26     $   15.88     $   12.98           $   12.16
                                          ---------     ---------     ---------     ---------            --------
                                          ---------     ---------     ---------     ---------            --------
Total Return                                 44.55%        32.06%           41%        11.92%              34.73%+
Net assets at end of period (000's
  omitted)                                $ 240,400     $ 109,491     $  44,458     $  16,156           $   4,850
Ratio of expenses to average net assets        .77%          .79%          .79%          .71%                .72%++
Ratio of expenses to average net assets
  before expense reimbursements                 N/A           N/A          .84%          .96%                  --
Ratio of net investment income to
  average net assets                          -.25%         -.28%          .55%         -.05%                .08%++
Portfolio turnover ratio                     88.99%        75.58%       111.70%        41.24%             108.67%++
Average Commission Rate Paid              $   .0516     $    .053            --            --                  --

 + Not annualized
++ Annualized

                                    -- 8 --

THE TRUST AND THE PORTFOLIO'S INVESTMENT POLICIES

The Trust is a Delaware business trust established by a Trust Instrument dated May 13, 1993. The Trust currently consists of six series, each of which, including the Growth Portfolio, is a diversified series of the Trust.

The investment objective and investment policies for the Portfolio are described below. The Trust's Board of Trustees may change the Portfolio's objective without shareholder vote, but no such change will be made without 30 days' prior written notice to shareholders of the Portfolio. In the event the Portfolio changes its investment objective, the new objective may not meet the investment needs of every shareholder and may be different from the objective a shareholder considered appropriate at the time of initial investment.

Unless otherwise stated, all investment policies and limitations described below under "Investment Objective and Policies" and "Additional Investment Practices" are non-fundamental and may be changed without shareholder vote. If the Portfolio follows a percentage limitation at the time of investment, a later increase or decrease in values, assets or other circumstances will not be considered in determining whether the Portfolio complies with the applicable policy (except to the extent the change may impact the Portfolio's borrowing limits).

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Growth Portfolio is to seek growth of capital and the increased income that ordinarily follows from such growth.

To pursue its objective, the Growth Portfolio:

1. WILL INVEST A PREPONDERANCE OF ITS ASSETS IN COMMON STOCKS
   SELECTED PRIMARILY FOR POTENTIAL APPRECIATION. To determine those common stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power.

                                    -- 9 --

2. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN CLOSED-END
   INVESTMENT COMPANIES AND INVESTMENT TRUSTS.

3. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK
   (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK, WHETHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER).

4. MAY INVEST IN DEBT SECURITIES WHOSE PERFORMANCE AND
   PRINCIPAL AMOUNT AT MATURITY IS LINKED TO A SPECIFIC EQUITY SECURITY OR SECURITIES INDEX.

ADDITIONAL INVESTMENT PRACTICES

The Portfolio may also follow the investment practices described below:

1. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH-QUALITY
   COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS OR REPURCHASE AGREEMENTS. The Portfolio may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from dividend distributions or the sale of portfolio securities. With respect to repurchase agreements, the Portfolio will invest no more than 5% of its total assets in qualified repurchase agreements and will not purchase repurchase agreements that mature in more than seven days.

2. MAY INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES
   SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PROCEDURES. The Portfolio, however, will not engage primarily in trading for the purpose of short-term profits. The Portfolio may dispose of securities whenever it is deemed advisable without regard to the length of time the securities have been held.

                                    -- 10 --

3. MAY INVEST UP TO 5% OF NET ASSETS IN WARRANTS. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrant.

4. MAY INVEST IN RESTRICTED SECURITIES ELIGIBLE FOR RESALE UNDER
   RULE 144A ("RULE 144A SECURITIES"), PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the Securities Act of 1933, as amended ("1933 Act"), or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in restricted securities may increase the Portfolio's illiquidity to the extent that qualified institutional buyers or other buyers become unwilling, for a time, to purchase the securities. As a result, the Portfolio may not be able to sell these securities when its investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

5. MAY INVEST IN AMERICAN DEPOSITARY RECEIPTS ("ADRS"),
   WHICH REPRESENT SECURITIES ISSUED BY A FOREIGN ISSUER. ADRs are registered receipts evidencing ownership of an underlying foreign security. They are typically issued in the United States by a bank or trust company. ADRs involve risks in addition to risks normally associated with securities issued by domestic issuers, including the possibility of adverse political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and there may be less public or less current

                                    -- 11 --
   information about their operations. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank or trust company, or that such information in the U.S. market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the U.S. bank or trust company issuer.

6. MAY PURCHASE AND WRITE (I.E., SELL) COVERED CALL OPTIONS
   AND PURCHASE PUT AND CALL OPTIONS ON STOCK INDICES. The Portfolio may employ certain strategies and techniques utilizing these types of options to mitigate their exposure to factors that affect security values. There is no guarantee that these strategies and techniques will work. An option gives an owner the right to buy or sell securities at a predetermined exercise price for a given period of time. The writer of a call option is obligated to sell the underlying securities if the option is exercised during the specified period of time. If the Portfolio writes a call option and wishes to terminate the obligation, it may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. The Portfolio will write call options on stocks only if they are covered, and such options must remain covered so long as the Portfolio is obligated as a writer. The Portfolio, under normal conditions, will not write a call option if, as a result thereof, the aggregate value of the

                                    -- 12 --
   assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Portfolio's net assets. The Portfolio will not purchase an option if, as a result thereof, its aggregate investment in options would exceed 5% of its total assets. See "Risk Factors" for more information about the risks inherent in the purchase and sale of options.

FUNDAMENTAL POLICIES

The Portfolio is subject to the following fundamental policies which cannot be changed without shareholder vote:

1. MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE
   SECURITIES OF ANY ONE ISSUER (OTHER THAN SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES), EXCEPT THAT UP TO 25% OF THE VALUE OF THE PORTFOLIO'S ASSETS (NOT INCLUDING SECURITIES ISSUED BY ANOTHER INVESTMENT COMPANY) MAY BE INVESTED WITHOUT REGARD TO THIS LIMIT;

2. MAY NOT, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL
   ASSETS, PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES);

3. MAY NOT PURCHASE SECURITIES OF ANY ISSUER (OTHER THAN
   OBLIGATIONS OF, OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES) IF SUCH PURCHASE WOULD CAUSE MORE THAN TEN PERCENT (10%) OF ANY CLASS OF SECURITIES OF SUCH ISSUER TO BE HELD BY THE PORTFOLIO;

4. MAY NOT INVEST MORE THAN 25% OF THE TOTAL ASSETS IN ANY
   ONE INDUSTRY. SECURITIES OF FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS ARE CONSIDERED TO BE ONE INDUSTRY. The Portfolio will not concentrate its assets in particular industries. The 25% limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to certificates of deposit or bankers' acceptances issued by domestic banks; and

                                    -- 13 --

5. MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY
   PURPOSES FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. The Portfolio will not borrow amounts in excess of 5% of its total assets. The Portfolio intends to exercise its borrowing authority primarily to meet shareholder redemptions under circumstances where redemptions exceed available cash.

For more information, see the "Investment Policies" and "Additional Investment Information" sections of the Trust's Statement of Additional Information.

RISK FACTORS

The principal risk factor associated with an investment in the Growth Portfolio is that the market value of the portfolio securities may decrease. In pursuing its investment objective, the Growth Portfolio may invest a significant portion of its assets in securities issued by smaller companies. Companies with small market capitalizations involve more risks than investments in larger companies. Such companies may include newly formed companies which have limited product lines, markets or financial resources and may lack management depth. Therefore, investments in small or newly formed companies involve greater risks than investments in larger, more established issuers. Such securities may have limited marketability and can be subject to more abrupt and erratic movements in price than securities of larger more established companies. Such volatility in price may in turn cause the Growth Portfolio's share prices to be volatile.

The Portfolio may invest in options on stock indices and may purchase and write (i.e., sell) covered call options. Risks inherent in the Portfolio's use of options include the risk that security prices will not move in the directions anticipated; imperfect correlation between the price of the option and the price of the underlying security; the risk that potential losses

                                    -- 14 --
may exceed the amount invested in options; and the reduction or elimination of the opportunity to profit from increases in the value of the underlying security.

Like other mutual funds, financial and business organizations and individuals around the world, the Portfolio could be adversely affected if the computer systems used by its investment adviser or other companies that provide services to the Trust do not properly process and calculate date-related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." SAM, SAFECO Services and SAFECO Securities, Inc. are taking steps they believe are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolio's other, major service providers. It is not anticipated that the Portfolio will incur any charges or that there will be any difficulties in accurate and timely reporting resulting in the change in year from 1999 to 2000.

PORTFOLIO MANAGER

The manager for the Growth Portfolio is Thomas M. Maguire, Vice President, SAM. Mr. Maguire has served as portfolio manager for the Portfolio since it commenced operations in 1993. He has served as portfolio manager for the SAFECO Growth Fund since 1989.

The portfolio manager and certain other persons related to SAM and the Portfolio are subject to written policies and procedures designed to prevent abusive personal securities trading. Incorporated within these policies and procedures are recommendations made by the Investment Company Institute (the trade group for the mutual fund industry) with respect to personal securities trading by persons associated with mutual

                                    -- 15 --
funds. Those recommendations include preclearance procedures and blackout periods when certain personnel may not trade in securities that are the same or related securities being considered for purchase or sale by the Portfolio.

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE
TRUST

Shares of the Portfolio represent equal proportionate interests in the assets of the Portfolio and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

Shares of the Trust may be owned by the separate accounts of Participating Insurance Companies and by Qualified Plans (see "Introduction to the Trust and the Portfolio"). Pursuant to the Investment Company Act of 1940 (the "1940 Act"), Participating Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders. See the separate account prospectus for the Variable Contract for more information regarding the pass-through of these voting rights. With respect to Qualified Plans, the Trustees of such plans will vote the shares held by the Qualified Plans, except that in certain cases such shares may be voted by a named fiduciary or an investment manager pursuant to the Employee Retirement Income Security Act of 1974. There is no pass-through voting to the participants in the Qualified Plans.

On any matter submitted to a vote of shareholders, all shares of the Trust Portfolios then issued and outstanding and entitled to vote shall be voted in the aggregate and not by portfolio except for matters concerning only a portfolio. The holders of each share of a Trust Portfolio shall be entitled to one vote for

                                    -- 16 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED) each full share and a fractional vote for each fractional share. Shares of one Trust Portfolio may not bear the same economic relationship to the Trust as shares of another Trust Portfolio.

The Trust does not intend to hold annual meetings of shareholders of the Trust Portfolios. The Trustees will call a special meeting of shareholders of a Trust Portfolio only if required by the 1940 Act, in their written discretion, or upon the written notice of holders of 10% or more of the outstanding shares of the Trust Portfolio entitled to vote.

Under Delaware law, the shareholders of the Trust Portfolios will not be personally liable for the obligations of any Trust Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Trust Portfolio contain a statement that such obligation may only be enforced against the assets of the Trust or the Trust Portfolio and generally provides for indemnification out of the Trust's or the Trust Portfolio's property of any shareholder nevertheless held personally liable for the Trust's or a Trust Portfolio's obligations, respectively.

SAM is the investment adviser for the Portfolio under an agreement with the Trust. Under the agreement, SAM is responsible for the overall management of the Trust's and the Portfolio's business affairs. SAM provides investment research, advice, management and supervision to the Trust and the Portfolio. Consistent with the Portfolio's investment objectives and policies, SAM determines what securities will be purchased, retained or sold by the Portfolio, and implements those decisions. The Portfolio's turnover rate is set forth in the "Financial Highlights" section. The Portfolio's turnover rate will vary from year to year. A high portfolio turnover rate involves

                                    -- 17 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED) correspondingly higher transaction costs in the form of broker commissions, dealer spreads and other costs that the Portfolio will bear directly. The Portfolio pays SAM an annual management fee of .74% of the Portfolio's net assets ascertained each business day and paid monthly.

The distributor of the Portfolio's shares under an agreement with the Trust is SAFECO Securities, Inc. ("SAFECO Securities"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. SAFECO Securities is not compensated by the Trust or the Portfolio for these services.

The transfer, dividend and distribution disbursement and shareholder servicing agent for the Portfolio under an agreement with the Trust is SAFECO Services Corporation ("SAFECO Services"). SAFECO Services is not compensated by the Trust or the Portfolio for these services.

PERSONS CONTROLLING THE TRUST

As of February 3, 1998, SAFECO Life Insurance Company ("SAFECO Life") controlled the Growth Portfolio. SAFECO Life is a stock life insurance company incorporated under the laws of Washington, with headquarters at 15411 N.E. 51st Street, Redmond, Washington. SAFECO Life is a wholly-owned subsidiary of SAFECO Corporation, and is an affiliated company of SAM, SAFECO Securities and SAFECO Services, the investment adviser, principal underwriter and transfer agent, respectively, of the Trust. SAFECO Life advanced all costs for the organization of the Trust. SAFECO Corporation, SAFECO Securities and SAFECO Services have their principal place of business at SAFECO Plaza, Seattle, Washington 98185. SAM has its principal place of business at Two Union Square, Seattle, Washington 98101.

                                    -- 18 --

SALE AND REDEMPTION OF SHARES

The Portfolio is a series of SAFECO Resource Series Trust, a Delaware business trust, which issues an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series of shares of the Trust without the approval of shareholders.

Shares are sold to the separate accounts of Participating Insurance Companies and may also be sold to Qualified Plans. Shares of the Portfolio are purchased and redeemed at net asset value. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Variable Contract owners and Qualified Plan participants do not deal directly with the Trust with respect to acquisition or redemption of shares. The Board of Trustees of the Trust may refuse to sell shares of the Portfolio to any person, or may suspend or terminate the offering of shares of the Portfolio if such action is required by law or by any regulatory authority having jurisdiction or is, in the sole discretion of the Trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of the Portfolio.

PERFORMANCE INFORMATION

The Portfolio's yield, total return and average annual total return may be quoted in advertisements. Performance figures are indicative only of past performance and are not intended to represent future investment results. The yield and share price of the Growth Portfolio will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them.

Yield is the annualization on a 360-day basis of the Portfolio's net income per share over a 30-day period divided by the Portfolio's net asset value per share on the last day of the period. Total return is the total percentage change in an investment in the Portfolio, assuming the reinvestment of

                                    -- 19 --
dividends and capital gains distributions over a stated period of time. Average annual total return is the annual percentage change in an investment in the Portfolio, assuming the reinvestment of dividends and capital gains distributions, over a stated period of time.

RANKINGS

From time to time, the Portfolio may advertise its rankings. Rankings are calculated by independent companies that monitor mutual fund performance (E.G. CDA Technologies, Lipper Analytical Services, Inc. and Morningstar, Inc.) and are reported periodically in national financial publications such as BARRON'S, BUSINESS WEEK, FORBES, INVESTOR'S BUSINESS DAILY, MONEY Magazine and THE WALL STREET JOURNAL. In addition, non-standardized performance figures may accompany the standardized figures described above. Non-standardized figures may be calculated in a variety of ways, including but not necessarily limited to, different time periods and different initial investment amounts. The Portfolio may also compare its performance to the performance of relevant indices. Performance information and quoted rankings are indicative only of past performance and are not intended to represent future investment results.

OTHER CHARGES

The Portfolio does not impose a sales charge. However, other charges payable by all shareholders include investment advisory fees. These charges affect the Portfolio's calculation of performance information.

PORTFOLIO DISTRIBUTIONS AND TAX INFORMATION

The Portfolio intends to continue to elect and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its

                                    -- 20 --
net investment income and net capital gains to its shareholders (the separate accounts of Participating Insurance Companies and Qualified Plans) and meeting other requirements of the Internal Revenue Code relating to the sources of its income and diversification of its assets.

The Portfolio is treated as a separate entity for federal income tax purposes and, therefore, the investments and results of the Trust Portfolios are not aggregated for purposes of determining net ordinary income (loss) or net realized capital gains (losses).

All dividends are distributed to shareholders (separate accounts of Participating Insurance Companies and Qualified Plans) and will be automatically reinvested in Trust shares. Dividends and distributions made by the Portfolio to the separate accounts are taxable, if at all, to the Participating Insurance Companies; they are not taxable to Variable Contract owners. Dividends and distributions made by the Portfolio to Qualified Plans are not taxable to the Qualified Plans or to the participants thereunder.

In addition to the diversification requirements in Subchapter M, the Portfolio is required to satisfy diversification requirements of Section 817(h) of the Internal Revenue Code and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of variable annuity and variable life insurance contracts to the full extent of appreciation under the contracts.

Variable Contract owners should refer to the prospectuses relating to their contracts regarding the federal income tax treatment of ownership of such contracts. Also SEE Distributions and Tax Information in the Statement of Additional Information.

                                    -- 21 --

SHARE PRICE CALCULATION

The net asset value per share of the Portfolio is determined by subtracting the liabilities of the Portfolio from its assets, valued at market, and dividing the result by the number of outstanding shares. Shares of the Portfolio are sold and redeemed at the net asset value next determined after receipt by the transfer agent of the sales order or request for redemption in good order. There is no sales charge. Net asset value per share is computed as of the close of regular trading of the New York Stock Exchange (normally 1:00 P.M. Pacific Time) each day that the Exchange is open for trading.

In general, portfolio securities are valued at the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions in which case they shall be valued at the last reported bid price. Securities traded over-the-counter are valued at the last sale price, unless there is no reported sale price in which case the last reported bid price will be used. Portfolio securities that are traded on a stock exchange and over-the-counter are valued according to the broadest and most representative market. For bonds and other fixed income securities, this usually is the over-the-counter market. Long-term corporate bonds and securities not traded on a national exchange shall be valued based on consideration of information with respect to transactions in similar securities, quotations from dealers and various relationships between securities. Valuations of the Portfolio's securities calculated in a like manner may be obtained from a pricing service. Investments for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

                                    -- 22 --

SAFECO RESOURCE SERIES TRUST                                          PROSPECTUS
SAFECO Plaza
Seattle, Washington 98185                                         April 30, 1998

The Northwest Portfolio (or the "Portfolio") described in this Prospectus is a series of the SAFECO Resource Series Trust ("Trust"), an open-end, management investment company consisting of six separate series. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with one another ("Participating Insurance Companies"), for allocation to certain of their separate accounts established for the purpose of funding variable life insurance policies and variable annuity contracts ("Variable Contracts") and may also be offered directly to qualified pension and retirement plans ("Qualified Plans").

This Prospectus sets forth the information a prospective investor should know before investing. PLEASE READ AND RETAIN THE PROSPECTUS FOR FUTURE REFERENCE. A Statement of Additional Information, dated April 30, 1998 and incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available at no charge upon request by calling 1-800-624-5711 or writing SAFECO Securities, Inc., SAFECO Plaza, Seattle, WA 98185. The Statement of Additional Information and other information about the Portfolio is also available on the Securities and Exchange Commission website at http://www.sec.gov. The Statement of Additional Information contains more information about many of the topics in this Prospectus as well as information about the trustees and officers of the Trust.

The NORTHWEST PORTFOLIO has as its investment objective to seek the long-term growth of capital through investing primarily in Northwest companies. The Northwest Portfolio invests at least 65% of its total assets in securities issued by companies with their principal executive offices located in Alaska, Idaho, Montana, Oregon or Washington (the "Northwest").

There are market risks in all securities transactions. There is no assurance that the Portfolio will achieve its investment objective. See "The Trust and the Portfolio's Investment Policies" for more information.
---------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
---------------------------------------------------------

                                    -- 1 --

PORTFOLIO SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE U.S. GOVERNMENT OR ANY BANK, NOR ARE PORTFOLIO SHARES FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND PORTFOLIO SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

---------------------------------------------------------

NO DEALER, SALESPERSON OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR SAFECO SECURITIES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE TRUST OR BY SAFECO SECURITIES IN ANY STATE IN WHICH SUCH OFFER OR SOLICITATION MAY NOT LAWFULLY BE MADE.

                                    -- 2 --

TABLE OF CONTENTS

                                                                      PAGE
                                                                      -----
Introduction to the Trust and the Portfolio                                 4
Fund Expenses                                                               6
Financial Highlights                                                        8
The Trust and the Portfolio's Investment Policies                          10
Risk Factors                                                               15
Portfolio Manager                                                          17
Information about Share Ownership and Companies that Provide
  Services to the Trust                                                    17
Persons Controlling the Trust                                              20
Sale and Redemption of Shares                                              20
Performance Information                                                    21
Portfolio Distributions and Tax Information                                22
Share Price Calculation                                                    23
Ratings Supplement                                                         24

                                    -- 3 --

INTRODUCTION TO THE TRUST AND THE PORTFOLIO

The Trust is a series investment company that currently issues shares representing six mutual funds (the "Trust Portfolios"), only one of which, the Northwest Portfolio, is offered through this Prospectus. The Northwest Portfolio is a diversified series of the Trust, an open-end, management investment company that continuously offers to sell and to redeem (buy back) its shares at the current net asset value per share without any sales or redemption charges or 12b-1 fees. (See "Share Price Calculation" for more information.)

Shares of the Portfolio are issued and redeemed in connection with investments in and payments under certain Variable Contracts issued through separate accounts of Participating Insurance Companies. Shares of the Trust may also be offered directly to Qualified Plans. The Participating Insurance Companies and the Qualified Plans may or may not make all of the Trust Portfolios available for investment.

Although the Trust does not foresee any disadvantage to Variable Contract owners arising out of the fact that the Trust may offer its shares to Qualified Plans and for products offered by Participating Insurance Companies, the interests of Variable Contract owners or Qualified Plan participants might at some time be in conflict due to future differences in tax treatment or other considerations. Therefore, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may occur and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance company separate accounts or Qualified Plans might withdraw its investment in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. In addition, the Trust's Board of Trustees may refuse to sell shares of any of the Trust Portfolios to any separate account or Qualified Plan or terminate the offering of shares of any of the

                                    -- 4 --

Trust Portfolios if such action is required by law or regulatory authority or is in the best interests of the shareholders of any Trust Portfolio.

The Portfolio is managed by SAFECO Asset Management Company ("SAM"). SAM is headquartered in Seattle, Washington and managed over $4.3 billion in mutual fund assets as of December 31, 1997. SAM has been an advisor to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. See "Information about Share Ownership and Companies that Provide Services to the Trust" for more information.

There is a risk that the market value of the Portfolio's securities may decrease and result in a decrease in the value of a shareholder's investment. Because the Northwest Portfolio concentrates its investments in geographic regions, it may be subject to special risks. Investors should carefully consider the investment risks of such geographic concentration before purchasing shares of the Portfolio. See "The Trust and the Portfolio's Investment Policies" for more information.

                                    -- 5 --

FUND EXPENSES

A.  SHAREHOLDER TRANSACTION EXPENSES FOR THE PORTFOLIO

                SALES LOAD
 SALES LOAD     IMPOSED ON
 IMPOSED ON     REINVESTED     DEFERRED
  PURCHASES      DIVIDENDS    SALES LOAD    REDEMPTION FEES    EXCHANGE FEES
-------------  -------------  -----------  -----------------  ---------------
       NONE           NONE          NONE            NONE              NONE

B.  ANNUAL OPERATING EXPENSES

    (as a percentage of average net assets)

                                                                              TOTAL ANNUAL
                                                         OTHER EXPENSES    OPERATING EXPENSES
                                        MANAGEMENT           AFTER               AFTER
PORTFOLIO                12B-1 FEES         FEE          REIMBURSEMENT       REIMBURSEMENT
-----------------------  -----------  ---------------  ------------------  ------------------
Northwest                   NONE             0.73%              0.00%               0.73%

During the year ended December 31, 1997, SAFECO Life Insurance Company ("SAFECO Life") paid for or reimbursed all of the Other Expenses of the Northwest Portfolio. Expenses before such reimbursement as a percentage of average net assets were 0.93%. Because the Portfolio's assets exceeded $20 million in February 1998, SAFECO Life does not expect to reimburse the Other Expenses of the Portfolio going forward.

                                    -- 6 --

C.  EXAMPLE OF EXPENSES

You would pay the following expenses on a $1,000 investment assuming a 5% annual return. The example assumes that all dividends and other distributions are reinvested and that the Portfolio's total annual operating expenses before reimbursement of .93% remain the same in the years shown.

PORTFOLIO                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
---------------------------------------  -----------  -----------  -----------  -----------
Northwest                                 $       9    $      30    $      51    $     114

The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Portfolio would bear, directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE PORTFOLIO'S ACTUAL EXPENSES OR PERFORMANCE MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS REQUIRED BY SECURITIES AND EXCHANGE COMMISSION REGULATIONS APPLICABLE TO ALL MUTUAL FUNDS AND IT IS NOT A PREDICTION OF, NOR DOES IT REPRESENT, PAST OR FUTURE EXPENSES OR THE PERFORMANCE OF THE PORTFOLIO.

                                    -- 7 --

FINANCIAL HIGHLIGHTS

The amounts shown for the Portfolio in the Financial Highlights table that follows are based upon a single share outstanding throughout the period indicated. The following selected data has been derived from financial statements that have been audited by Ernst & Young LLP. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Trust's annual report to shareholders and incorporated by reference in the Trust's Statement of Additional Information. A copy of the Trust's Statement of Additional Information may be obtained by calling the number on the first page of this Prospectus.

                                    -- 8 --

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

SAFECO RESOURCE SERIES TRUST - NORTHWEST PORTFOLIO

                                                                     JANUARY 7, 1993
                                                                        (INITIAL
                                                                     EFFECTIVE DATE)
                                  YEAR ENDED DECEMBER 31,            TO DECEMBER 31,
                           1997       1996       1995       1994          1993
                         -----------------------------------------------------------
Net asset value at
  beginning of period    $   12.12  $   10.85  $   10.24  $    9.94     $   10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income        .03        .08        .08        .06           .09
  Net realized and
   unrealized gain
   (loss) on
   investments                3.73       1.27        .68        .30          (.06)
                         ---------  ---------  ---------  ---------        ------
Total from investment
  operations                  3.76       1.35        .76        .36           .03
                         ---------  ---------  ---------  ---------        ------
LESS DISTRIBUTIONS:
  Dividends from net
   investment income          (.03)      (.08)      (.08)      (.06)         (.09)
  Distributions from
   capital gains              (.65)        --       (.07)        --            --
                         ---------  ---------  ---------  ---------        ------
Total distributions           (.68)      (.08)      (.15)      (.06)         (.09)
                         ---------  ---------  ---------  ---------        ------
Net asset value at end
  of period              $   15.20  $   12.12  $   10.85  $   10.24     $    9.94
                         ---------  ---------  ---------  ---------        ------
                         ---------  ---------  ---------  ---------        ------
Total return                31.02%     12.44%      7.42%      3.65%          .55%+
Net assets at end of
  period (000's
  omitted)               $  19,795  $   9,541  $   6,312  $   4,564     $   3,183
Ratio of expenses to
  average net assets          .73%       .70%       .71%       .71%          .72%++
Ratio of expenses to
  average net assets
  before expense
  reimbursements             0.94%      1.11%      1.18%      1.23%            --
Ratio of net investment
  income to average net
  assets                      .27%       .78%       .81%       .72%         1.06%++
Portfolio turnover
  ratio                     47.85%     52.20%     21.30%      7.29%         3.93%++
Average commission rate
  paid                   $   .0541  $   .0467         --         --            --

 + Not annualized

++ Annualized

                                    -- 9 --

THE TRUST AND THE PORTFOLIO'S INVESTMENT POLICIES

The Trust is a Delaware business trust established by a Trust Instrument dated May 13, 1993. The Trust currently consists of six series, each of which, including the Northwest Portfolio, is a diversified series of the Trust.

The investment objective and investment policies for the Portfolio are described below. The Trust's Board of Trustees may change the Portfolio's objective without shareholder vote, but no such change will be made without 30 days' prior written notice to shareholders of the Portfolio. In the event the Portfolio changes its investment objective, the new objective may not meet the investment needs of every shareholder and may be different from the objective a shareholder considered appropriate at the time of initial investment.

Unless otherwise stated, all investment policies and limitations described below under "Investment Objective and Policies" and "Additional Investment Practices" are non-fundamental and may be changed without shareholder vote. If the Portfolio follows a percentage limitation at the time of investment, a later increase or decrease in values, assets or other circumstances will not be considered in determining whether the Portfolio complies with the applicable policy (except to the extent the change may impact the Portfolio's borrowing limits).

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Northwest Portfolio is to seek long-term growth of capital through investing primarily in Northwest companies. To pursue its objective, the Northwest Portfolio will invest at least 65% of its total assets in securities issued by companies with their principal executive offices located in Alaska, Idaho, Montana, Oregon or Washington.

To pursue its objective, the Northwest Portfolio:

1. WILL ORDINARILY INVEST ITS ASSETS IN SHARES OF COMMON STOCK
   SELECTED PRIMARILY FOR POTENTIAL LONG-TERM APPRECIATION. In

                                    -- 10 --
   determining those common stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power.

2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK
   WHEN, IN THE OPINION OF SAM, THE EXPECTED TOTAL RETURN OF A CONVERTIBLE SECURITY EXCEEDS THE EXPECTED TOTAL RETURN OF COMMON STOCK ELIGIBLE FOR PURCHASE BY THE PORTFOLIO. The Portfolio may purchase corporate bonds and preferred stock that convert to common stock either automatically after a specified period of time or at the option of the issuer. The Portfolio will purchase those convertible securities which, in SAM's opinion, have underlying common stock with potential for long-term growth. The Portfolio will purchase convertible securities which are investment grade, I.E., rated in the top four categories by either Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Moody's deems securities rated in the fourth category (Baa) to have speculative characteristics. The Portfolio may retain a convertible security that is down-graded to below investment grade after purchase. For a description of ratings, see the "Ratings Supplement" in this Prospectus. The value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates.

3. MAY INVEST IN DEBT SECURITIES WHOSE PERFORMANCE AND
   PRINCIPAL AMOUNT AT MATURITY IS LINKED TO A SPECIFIC EQUITY SECURITY OR SECURITIES INDEX.

ADDITIONAL INVESTMENT PRACTICES

The Portfolio may also follow the investment practices described below:

1. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH-QUALITY
   COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-

                                    -- 11 --

   LOAD, OPEN-END MONEY MARKET FUNDS OR REPURCHASE AGREEMENTS. The Portfolio may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from dividend distributions or the sale of portfolio securities. With respect to repurchase agreements, the Portfolio will invest no more than 5% of its total assets in qualified repurchase agreements and will not purchase repurchase agreements that mature in more than seven days.

2. MAY INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES
   SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PROCEDURES. The Portfolio, however, will not engage primarily in trading for the purpose of short-term profits. The Portfolio may dispose of securities whenever it is deemed advisable without regard to the length of time the securities have been held.

3. MAY INVEST UP TO 5% OF NET ASSETS IN WARRANTS. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrant.

4. MAY INVEST IN RESTRICTED SECURITIES ELIGIBLE FOR RESALE UNDER
   RULE 144A ("RULE 144A SECURITIES"), PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the Securities Act of 1933, as amended ("1933 Act"), or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in restricted securities may increase the Portfolio's illiquidity to the extent that qualified institutional buyers or other buyers become unwilling, for a time, to purchase the securities. As a result, the Portfolio may not be able to sell

                                    -- 12 --
   these securities when its investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

5. MAY INVEST IN AMERICAN DEPOSITARY RECEIPTS ("ADRS"),
   WHICH REPRESENT SECURITIES ISSUED BY A FOREIGN ISSUER. ADRs are registered receipts evidencing ownership of an underlying foreign security. They are typically issued in the United States by a bank or trust company. ADRs involve risks in addition to risks normally associated with securities issued by domestic issuers, including the possibility of adverse political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and there may be less public or less current information about their operations. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank or trust company, or that such information in the U.S. market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the U.S. bank or trust company issuer.

6. MAY PURCHASE AND WRITE (I.E., SELL) COVERED CALL OPTIONS
   AND PURCHASE PUT AND CALL OPTIONS ON STOCK INDICES. The Portfolio may employ certain strategies and techniques utilizing these types of options to mitigate their exposure to factors that affect security values. There is no guarantee that these strategies and techniques will work. An option gives an owner the right to buy or sell securities at a predetermined exercise price for a given period of time.

                                    -- 13 --

The writer of a call option is obligated to sell the underlying securities if the option is exercised during the specified period of time. If the Portfolio writes a call option and wishes to terminate the obligation, it may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. The Portfolio will write call options on stocks only if they are covered, and such options must remain covered so long as the Portfolio is obligated as a writer. The Portfolio, under normal conditions, will not write a call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Portfolio's net assets. The Portfolio will not purchase an option if, as a result thereof, its aggregate investment in options would exceed 5% of its total assets. See "Risk Factors" for more information about the risks inherent in the purchase and sale of options.

FUNDAMENTAL POLICIES

The Portfolio is subject to the following fundamental policies which cannot be changed without shareholder vote:

1. MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE
   SECURITIES OF ANY ONE ISSUER (OTHER THAN SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES), EXCEPT THAT UP TO 25% OF THE VALUE OF THE PORTFOLIO'S ASSETS (NOT INCLUDING SECURITIES ISSUED BY ANOTHER INVESTMENT COMPANY) MAY BE INVESTED WITHOUT REGARD TO THIS LIMIT;

                                    -- 14 --

2. MAY NOT, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL
   ASSETS, PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES);

3. MAY NOT PURCHASE SECURITIES OF ANY ISSUER (OTHER THAN
   OBLIGATIONS OF, OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES) IF SUCH PURCHASE WOULD CAUSE MORE THAN TEN PERCENT (10%) OF ANY CLASS OF SECURITIES OF SUCH ISSUER TO BE HELD BY THE PORTFOLIO;

4. MAY NOT INVEST MORE THAN 25% OF THE TOTAL ASSETS IN ANY
   ONE INDUSTRY. SECURITIES OF FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS ARE CONSIDERED TO BE ONE INDUSTRY. The Portfolio will not concentrate its assets in particular industries. The 25% limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to certificates of deposit or bankers' acceptances issued by domestic banks; and

5. MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY
   PURPOSES FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. The Portfolio will not borrow amounts in excess of 5% of its total assets. The Portfolio intends to exercise its borrowing authority primarily to meet shareholder redemptions under circumstances where redemptions exceed available cash.

For more information, see the "Investment Policies" and "Additional Investment Information" sections of the Trust's Statement of Additional Information.

RISK FACTORS

The principal risk factor associated with an investment in the Northwest Portfolio is that the market value of the portfolio securities may decrease. An investment in the Northwest

                                    -- 15 --

Portfolio is also subject to different risks than a portfolio whose securities are issued by more geographically diverse companies. Since the Portfolio invests primarily in companies with their principal executive offices located in the Northwest, the number of issuers whose securities are eligible for purchase is significantly less than for many other portfolios. Also, some companies whose securities are held in the Portfolio may primarily distribute products or provide services in a specific locale or in the Northwest region. The long-term growth of these companies can be significantly affected by business trends in and the economic health of those areas. Other companies whose securities are held by the Portfolio may have a predominately national or partially international market for their products or services and are more likely to be impacted by national or international trends. As a result, the performance of the Portfolio may be influenced by business trends or economic conditions not only in a specific locale or in the Northwest region, but also on a national or international level depending on the companies whose securities are held in the Portfolio at any particular time.

The Portfolio may invest in options on stock indices and may purchase and write (I.E., sell) covered call options. Risks inherent in the Portfolio's use of options include the risk that security prices will not move in the directions anticipated; imperfect correlation between the price of the option and the price of the underlying security; the risk that potential losses may exceed the amount invested in options; and the reduction or elimination of the opportunity to profit from increases in the value of the underlying security.

Like other mutual funds, financial and business organizations and individuals around the world, the Portfolio could be adversely affected if the computer systems used by its investment adviser or other companies that provide services to the Trust do not properly process and calculate date-related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." SAM, SAFECO Services and

                                    -- 16 --

SAFECO Securities, Inc. are taking steps they believe are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolio's other, major service providers. It is not anticipated that the Portfolio will incur any charges or that there will be any difficulties in accurate and timely reporting resulting in the change in year from 1999 to 2000.

PORTFOLIO MANAGER

The manager for the Northwest Portfolio is Bill Whitlow. Mr. Whitlow began serving as portfolio manager for the Portfolio in April 1997. From 1990 to April 1997, he was a principal and Manager of Pacific Northwest Research for the brokerage firm of Pacific Crest Securities, located in Seattle, Washington.

The portfolio manager and certain other persons related to SAM and the Portfolio are subject to written policies and procedures designed to prevent abusive personal securities trading. Incorporated within these policies and procedures are recommendations made by the Investment Company Institute (the trade group for the mutual fund industry) with respect to personal securities trading by persons associated with mutual funds. Those recommendations include preclearance procedures and blackout periods when certain personnel may not trade in securities that are the same or related securities being considered for purchase or sale by the Portfolio.

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE
TRUST

Shares of the Portfolio represent equal proportionate interests in the assets of the Portfolio and have identical voting, dividend, redemption, liquidation and other rights. All shares

                                    -- 17 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED) issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

Shares of the Trust may be owned by the separate accounts of Participating Insurance Companies and by Qualified Plans (see "Introduction to the Trust and the Portfolio"). Pursuant to the Investment Company Act of 1940 (the "1940 Act"), Participating Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders. See the separate account prospectus for the Variable Contract for more information regarding the pass-through of these voting rights. With respect to Qualified Plans, the Trustees of such plans will vote the shares held by the Qualified Plans, except that in certain cases such shares may be voted by a named fiduciary or an investment manager pursuant to the Employee Retirement Income Security Act of 1974. There is no pass-through voting to the participants in the Qualified Plans.

On any matter submitted to a vote of shareholders, all shares of the Trust Portfolios then issued and outstanding and entitled to vote shall be voted in the aggregate and not by portfolio except for matters concerning only a portfolio. The holders of each share of a Trust Portfolio shall be entitled to one vote for each full share and a fractional vote for each fractional share. Shares of one Trust Portfolio may not bear the same economic relationship to the Trust as shares of another Trust Portfolio.

The Trust does not intend to hold annual meetings of shareholders of the Trust Portfolios. The Trustees will call a special meeting of shareholders of a Trust Portfolio only if required by the 1940 Act, in their written discretion, or upon the written notice of holders of 10% or more of the outstanding shares of the Trust Portfolio entitled to vote.

                                    -- 18 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED)
Under Delaware law, the shareholders of the Trust Portfolios will not be personally liable for the obligations of any Trust Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Trust Portfolio contain a statement that such obligation may only be enforced against the assets of the Trust or the Trust Portfolio and generally provides for indemnification out of the Trust's or the Trust Portfolio's property of any shareholder nevertheless held personally liable for the Trust's or a Trust Portfolio's obligations, respectively.

SAM is the investment adviser for the Portfolio under an agreement with the Trust. Under the agreement, SAM is responsible for the overall management of the Trust's and the Portfolio's business affairs. SAM provides investment research, advice, management and supervision to the Trust and the Portfolio. Consistent with the Portfolio's investment objectives and policies, SAM determines what securities will be purchased, retained or sold by the Portfolio, and implements those decisions. The Portfolio's turnover rate is set forth in the "Financial Highlights" section. The Portfolio's turnover rate will vary from year to year. A high portfolio turnover rate involves correspondingly higher transaction costs in the form of broker commissions, dealer spreads and other costs that the Portfolio will bear directly. The Portfolio pays SAM an annual management fee of
 .74% of the Portfolio's net assets ascertained each business day and paid monthly.

                                    -- 19 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED)
The distributor of the Portfolio's shares under an agreement with the Trust is SAFECO Securities, Inc. ("SAFECO Securities"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. SAFECO Securities is not compensated by the Trust or the Portfolio for these services.

The transfer, dividend and distribution disbursement and shareholder servicing agent for the Portfolio under an agreement with the Trust is SAFECO Services Corporation ("SAFECO Services"). SAFECO Services is not compensated by the Trust or the Portfolio for these services.

PERSONS CONTROLLING THE TRUST

As of February 3, 1998, SAFECO Life Insurance Company ("SAFECO Life") and SAM controlled the Northwest Portfolio. SAFECO Life is a stock life insurance company incorporated under the laws of Washington, with headquarters at 15411 N.E. 51st Street, Redmond, Washington. SAFECO Life is a wholly-owned subsidiary of SAFECO Corporation, and is an affiliated company of SAM, SAFECO Securities and SAFECO Services, the investment adviser, principal underwriter and transfer agent, respectively, of the Trust. SAFECO Life advanced all costs for the organization of the Trust. SAFECO Corporation, SAFECO Securities and SAFECO Services have their principal place of business at SAFECO Plaza, Seattle, Washington 98185. SAM is incorporated under the laws of Washington and has its principal place of business at Two Union Square, 25th Floor, Seattle, Washington 98101.

SALE AND REDEMPTION OF SHARES

The Portfolio is a series of SAFECO Resource Series Trust, a Delaware business trust, which issues an unlimited number of

                                    -- 20 --
shares of beneficial interest. The Board of Trustees may establish additional series of shares of the Trust without the approval of shareholders.

Shares are sold to the separate accounts of Participating Insurance Companies and may also be sold to Qualified Plans. Shares of the Portfolio are purchased and redeemed at net asset value. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Variable Contract owners and Qualified Plan participants do not deal directly with the Trust with respect to acquisition or redemption of shares. The Board of Trustees of the Trust may refuse to sell shares of the Portfolio to any person, or may suspend or terminate the offering of shares of the Portfolio if such action is required by law or by any regulatory authority having jurisdiction or is, in the sole discretion of the Trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of the Portfolio.

PERFORMANCE INFORMATION

The Portfolio's yield, total return and average annual total return may be quoted in advertisements. Performance figures are indicative only of past performance and are not intended to represent future investment results. The yield and share price of the Northwest Portfolio will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them.

Yield is the annualization on a 360-day basis of the Portfolio's net income per share over a 30-day period divided by the Portfolio's net asset value per share on the last day of the period. Total return is the total percentage change in an investment in the Portfolio, assuming the reinvestment of dividends and capital gains distributions over a stated period

                                    -- 21 --
of time. Average annual total return is the annual percentage change in an investment in the Portfolio, assuming the reinvestment of dividends and capital gains distributions, over a stated period of time.

RANKINGS

From time to time, the Portfolio may advertise its rankings. Rankings are calculated by independent companies that monitor mutual fund performance (E.G. CDA Technologies, Lipper Analytical Services, Inc. and Morningstar, Inc.) and are reported periodically in national financial publications such as BARRON'S, BUSINESS WEEK, FORBES, INVESTOR'S BUSINESS DAILY, MONEY MAGAZINE and THE WALL STREET JOURNAL. In addition, non-standardized performance figures may accompany the standardized figures described above. Non-standardized figures may be calculated in a variety of ways, including but not necessarily limited to, different time periods and different initial investment amounts. The Portfolio may also compare its performance to the performance of relevant indices. Performance information and quoted rankings are indicative only of past performance and are not intended to represent future investment results.

OTHER CHARGES

The Portfolio does not impose a sales charge. However, other charges payable by all shareholders include investment advisory fees. These charges affect the Portfolio's calculation of performance information.

PORTFOLIO DISTRIBUTIONS AND TAX INFORMATION

The Portfolio intends to continue to elect and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its

                                    -- 22 --
net investment income and net capital gains to its shareholders (the separate accounts of Participating Insurance Companies and Qualified Plans) and meeting other requirements of the Internal Revenue Code relating to the sources of its income and diversification of its assets.

The Portfolio is treated as a separate entity for federal income tax purposes and, therefore, the investments and results of the Trust Portfolios are not aggregated for purposes of determining net ordinary income (loss) or net realized capital gains (losses).

All dividends are distributed to shareholders (separate accounts of Participating Insurance Companies and Qualified Plans) and will be automatically reinvested in Trust shares. Dividends and distributions made by the Portfolio to the separate accounts are taxable, if at all, to the Participating Insurance Companies; they are not taxable to Variable Contract owners. Dividends and distributions made by the Portfolio to Qualified Plans are not taxable to the Qualified Plans or to the participants thereunder.

In addition to the diversification requirements in Subchapter M, the Portfolio is required to satisfy diversification requirements of Section 817(h) of the Internal Revenue Code and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of variable annuity and variable life insurance contracts to the full extent of appreciation under the contracts.

Variable Contract owners should refer to the prospectuses relating to their contracts regarding the federal income tax treatment of ownership of such contracts. Also see "Distributions and Tax Information" in the Statement of Additional Information.

                                    -- 23 --

SHARE PRICE CALCULATION

The net asset value per share of the Portfolio is determined by subtracting the liabilities of the Portfolio from its assets, valued at market, and dividing the result by the number of outstanding shares. Shares of the Portfolio are sold and redeemed at the net asset value next determined after receipt by the transfer agent of the sales order or request for redemption in good order. There is no sales charge. Net asset value per share is computed as of the close of regular trading of the New York Stock Exchange (normally 1:00 P.M. Pacific Time) each day that the Exchange is open for trading.

In general, portfolio securities are valued at the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions in which case they shall be valued at the last reported bid price. Securities traded over-the-counter are valued at the last sale price, unless there is no reported sale price in which case the last reported bid price will be used. Portfolio securities that are traded on a stock exchange and over-the-counter are valued according to the broadest and most representative market. For bonds and other fixed income securities, this usually is the over-the-counter market. Long-term corporate bonds and securities not traded on a national exchange shall be valued based on consideration of information with respect to transactions in similar securities, quotations from dealers and various relationships between securities. Valuations of the Portfolio's securities calculated in a like manner may be obtained from a pricing service. Investments for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

RATINGS SUPPLEMENT

Ratings by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services, a division of the McGraw-Hill Companies ("S&P"), represent the respective opinions of those organizations as to the investment quality of the rated

                                    -- 24 --
obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

DESCRIPTION OF DEBT RATINGS

MOODY'S

INVESTMENT GRADE:
Aaa -- Judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have, in fact, speculative characteristics as well.

                                    -- 25 --

NON-INVESTMENT GRADE:
Ba -- Judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Have poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C -- The lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P

INVESTMENT GRADE:
AAA -- Highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Very strong capacity to pay interest and repay principal. Differs from the highest rated issues only in small degree.

A -- Strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters,

                                    -- 26 --
adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher- rated categories.

NON-INVESTMENT GRADE:
BB, B, CCC, CC, AND C -- Regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

C1 -- Reserved for income bonds on which no interest is being paid.

D -- In payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

PLUS (+) OR MINUS (-): Ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                    -- 27 --

SAFECO RESOURCE SERIES TRUST                                          PROSPECTUS
SAFECO Plaza
Seattle, Washington 98185                                         April 30, 1998

The Small Company Stock Portfolio described in this Prospectus is a series of the SAFECO Resource Series Trust ("Trust"), an open-end, management investment company consisting of six separate series. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with one another ("Participating Insurance Companies"), for allocation to certain of their separate accounts established for the purpose of funding variable life insurance policies and variable annuity contracts ("Variable Contracts") and may also be offered directly to qualified pension and retirement plans ("Qualified Plans").

This Prospectus sets forth the information a prospective investor should know before investing. PLEASE READ AND RETAIN THE PROSPECTUS FOR FUTURE REFERENCE. A Statement of Additional Information, dated April 30, 1998 and incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available at no charge upon request by calling 1-800-624-5711 or writing SAFECO Securities, Inc., SAFECO Plaza, Seattle, WA 98185. The Statement of Additional Information and other information about the Small Company Stock Portfolio is also available on the Securities and Exchange Commission website at http://www.sec.gov. The Statement of Additional Information contains more information about many of the topics in this Prospectus as well as information about the trustees and officers of the Trust.

The SMALL COMPANY STOCK PORTFOLIO ("Small Company Portfolio" or the "Portfolio") has as its investment objective to seek long-term growth of capital through investing primarily in small-sized companies. To pursue its objective, the Small Company Portfolio will invest primarily in companies with total market capitalization of less than $1 billion.

There are market risks in all securities transactions. There is no assurance that the Portfolio will achieve its investment objective. See "The Trust and the Portfolio's Investment Policies" for more information.
---------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
---------------------------------------------------------

                                    -- 1 --

PORTFOLIO SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE U.S. GOVERNMENT OR ANY BANK, NOR ARE PORTFOLIO SHARES FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND PORTFOLIO SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

---------------------------------------------------------

NO DEALER, SALESPERSON OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR SAFECO SECURITIES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE TRUST OR BY SAFECO SECURITIES IN ANY STATE IN WHICH SUCH OFFER OR SOLICITATION MAY NOT LAWFULLY BE MADE.

                                    -- 2 --

TABLE OF CONTENTS

                                                                      PAGE
                                                                      -----
Introduction to the Trust and the Portfolio                                 4
Fund Expenses                                                               5
Financial Highlights                                                        7
The Trust and the Portfolio's Investment Policies                           9
Portfolio Manager                                                          18
Information about Share Ownership and Companies that Provide
  Services to the Trust                                                    19
Persons Controlling the Trust                                              21
Sale and Redemption of Shares                                              22
Performance Information                                                    22
Portfolio Distributions and Tax Information                                24
Share Price Calculation                                                    25
Ratings Supplement                                                         26

                                    -- 3 --

INTRODUCTION TO THE TRUST AND THE PORTFOLIO

The Trust is a series investment company that currently issues shares representing six mutual funds (the "Trust Portfolios"), only one of which, the Small Company Portfolio, is offered through this Prospectus. The Small Company Portfolio is a diversified series of the Trust, an open-end, management investment company that continuously offers to sell and to redeem (buy back) its shares at the current net asset value per share without any sales or redemption charges or 12b-1 fees. (See "Share Price Calculation" for more information.)

Shares of the Portfolio are issued and redeemed in connection with investments in and payments under certain Variable Contracts issued through separate accounts of Participating Insurance Companies. Shares of the Trust may also be offered directly to Qualified Plans. The Participating Insurance Companies and the Qualified Plans may or may not make all of the Trust Portfolios available for investment.

Although the Trust does not foresee any disadvantage to Variable Contract owners arising out of the fact that the Trust may offer its shares to Qualified Plans and for products offered by Participating Insurance Companies, the interests of Variable Contract owners or Qualified Plan participants might at some time be in conflict due to future differences in tax treatment or other considerations. Therefore, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may occur and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance company separate accounts or Qualified Plans might withdraw its investment in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. In addition, the Trust's Board of Trustees may refuse to sell shares of any of the Trust Portfolios to any separate account or Qualified Plan or terminate the offering of shares of any of the

                                    -- 4 --

Trust Portfolios if such action is required by law or regulatory authority or is in the best interests of the shareholders of any Trust Portfolio.

The Portfolio is managed by SAFECO Asset Management Company ("SAM"). SAM is headquartered in Seattle, Washington and managed over $4.3 billion in mutual fund assets as of December 31, 1997. SAM has been an advisor to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. See "Information about Share Ownership and Companies that Provide Services to the Trust" for more information.

There is a risk that the market value of the Portfolio's securities may decrease and result in a decrease in the value of a shareholder's investment. The Small Company Portfolio invests in small-sized companies, which involve greater risks than investments in larger, more established issuers, and their securities can be subject to more abrupt and erratic movements in price. See "The Trust and the Portfolio's Investment Policies" for more information.

FUND EXPENSES

A.  SHAREHOLDER TRANSACTION EXPENSES FOR THE PORTFOLIO

                SALES LOAD
 SALES LOAD     IMPOSED ON
 IMPOSED ON     REINVESTED    DEFERRED SALES
  PURCHASES      DIVIDENDS         LOAD         REDEMPTION FEES    EXCHANGE FEES
-------------  -------------  ---------------  -----------------  ---------------
       NONE           NONE            NONE              NONE              NONE

B.  ANNUAL OPERATING EXPENSES

(as a percentage of average net assets)

                                                                                                    TOTAL ANNUAL
                                                                    OTHER EXPENSES               OPERATING EXPENSES
                                          MANAGEMENT                    AFTER                          AFTER
PORTFOLIO        12B-1 FEES       +          FEE           +        REIMBURSEMENT         =        REIMBURSEMENT
---------------  -----------             ------------             ------------------             ------------------
Small Company          NONE                 0.85%                          0.10%                          0.95%

                                    -- 5 --

The amounts shown above are estimated expenses for the Small Company Portfolio based on the maximum management fee and estimated Other Expenses for fiscal year 1998. During the year ended December 31, 1997, SAM paid all Other Expenses of the Small Company Portfolio in excess of .10% of the Portfolio's average annual net assets. Expenses before such reimbursement as a percentage of average net assets were 1.24%. SAM will continue to pay all Other Expenses of the Small Company Portfolio in excess of .10% of the Portfolio's average annual net assets until such time as the Portfolio's net assets exceed $20 million. Once the Portfolio's net assets exceed $20 million, all of the Other Expenses will be paid by the Portfolio.

C.  EXAMPLE OF EXPENSES

You would pay the following expenses on a $1,000 investment assuming a 5% annual return. The example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed in "Total Annual Operating Expenses After Reimbursement" above remain the same in the years shown.

PORTFOLIO                                                 1 YEAR       3 YEARS
------------------------------------------------------  -----------  -----------
Small Company                                            $      10    $      30

The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Portfolio would bear, directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE PORTFOLIO'S ACTUAL EXPENSES OR PERFORMANCE MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS REQUIRED BY SECURITIES AND EXCHANGE COMMISSION REGULATIONS APPLICABLE TO ALL MUTUAL FUNDS AND IT IS NOT A PREDICTION OF, NOR DOES IT REPRESENT, PAST OR FUTURE EXPENSES OR THE PERFORMANCE OF THE PORTFOLIO.

                                    -- 6 --

FINANCIAL HIGHLIGHTS

The amounts shown for the Portfolio in the Financial Highlights table that follows are based upon a single share outstanding throughout the period indicated. The following selected data has been derived from financial statements that have been audited by Ernst & Young LLP. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Trust's annual report to shareholders and incorporated by reference in the Trust's Statement of Additional Information. A copy of the Trust's Statement of Additional Information may be obtained by calling the number on the first page of this Prospectus.

                                    -- 7 --

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

SAFECO RESOURCE SERIES TRUST - SMALL COMPANY PORTFOLIO

                                                                                               APRIL 30, 1997
                                                                                             (INITIAL EFFECTIVE
                                                                                                  DATE) TO
                                                                                             DECEMBER 31, 1997
                                                                                           ----------------------
Net asset value at beginning of period                                                           $    10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                                                0.01
  Net realized and unrealized gain (loss) on investments                                               2.83
                                                                                                   --------
Total from investment operations                                                                       2.84
                                                                                                   --------
LESS DISTRIBUTIONS:
  Dividends from net investment income                                                                (0.01)
  Distributions from capital gains                                                                    (0.50)
                                                                                                   --------
Total distributions                                                                                   (0.51)
                                                                                                   --------
Net asset value at end of period                                                                 $    12.33
                                                                                                   --------
                                                                                                   --------
Total return                                                                                         28.40%**
Net assets at end of period (000's omitted)                                                $           10,250
Ratio of expenses to average net assets                                                                  .95%    *
Ratio of expenses to average net assets before expense reimbursements                                   1.24%    *
Ratio of net investment income to average net assets                                                    0.19%    *
Portfolio turnover ratio                                                                               47.91%    *
Average commission rate paid                                                               $            .0564

 * Annualized

** Not annualized

                                    -- 8 --

THE TRUST AND THE PORTFOLIO'S
INVESTMENT POLICIES

The Trust is a Delaware business trust established by a Trust Instrument dated May 13, 1993. The Trust currently consists of six series, each of which, including the Small Company Portfolio, is a diversified series of the Trust.

The investment objective and investment policies for the Portfolio are described below. The Trust's Board of Trustees may change the Portfolio's objective without shareholder vote, but no such change will be made without 30 days' prior written notice to shareholders of the Portfolio. In the event the Portfolio changes its investment objective, the new objective may not meet the investment needs of every shareholder and may be different from the objective a shareholder considered appropriate at the time of initial investment.

Unless otherwise stated, all investment policies and limitations described below under "Investment Objective and Policies" are non-fundamental and may be changed without shareholder vote. If the Portfolio follows a percentage limitation at the time of investment, a later increase or decrease in values, assets or other circumstances will not be considered in determining whether the Portfolio complies with the applicable policy (except to the extent the change may impact the Portfolio's borrowing limits).

INVESTMENT OBJECTIVE AND POLICIES

The Small Company Portfolio has as its investment objective to seek long-term growth of capital through investing primarily in small-sized companies. To pursue its objective, the Small Company Portfolio will invest primarily in companies with total market capitalization of less than $1 billion.

To pursue its investment objective, the Small Company Portfolio:

1. WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN COMMON STOCK
   AND PREFERRED STOCK OF SMALL-SIZED COMPANIES WITH TOTAL

                                    -- 9 --

THE TRUST AND THE PORTFOLIO'S
INVESTMENT POLICIES (CONTINUED)
   MARKET CAPITALIZATION OF LESS THAN $1 BILLION. Companies whose capitalization falls outside this range after purchase continue to be considered small-capitalized for purposes of the 65% policy. The Portfolio will invest principally in common stocks selected by SAM primarily for appreciation and/or dividend potential and from a long-range investment standpoint. In determining those common and preferred stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power. The Small Company Portfolio invests in companies with small market capitalizations which involve more risks than investments in larger companies. Newly formed companies have limited product lines, markets or financial resources and may lack management depth. Therefore, investments in small or newly formed companies involve greater risks than investments in larger, more established issuers. Such securities may have limited marketability and can be subject to more abrupt and erratic movements in price. Such volatility in price may in turn cause the Small Company Portfolio's share prices to be volatile.

2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK
   WHEN, IN SAM'S OPINION, THE EXPECTED TOTAL RETURN OF A CONVERTIBLE SECURITY EXCEEDS THE EXPECTED TOTAL RETURN OF COMMON STOCK ELIGIBLE FOR PURCHASE BY THE PORTFOLIO. The Portfolio will purchase convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. The Portfolio may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk" bonds) or in comparable, unrated bonds, but less than 35% of the Portfolio's net assets will be invested in such securities. Below investment grade bonds are speculative and involve greater investment risks than investment grade bonds due to the issuer's reduced creditworthiness and increased likelihood of default and

                                    -- 10 --

THE TRUST AND THE PORTFOLIO'S
INVESTMENT POLICIES (CONTINUED)
   bankruptcy. During periods of economic uncertainty or change, the market prices of below investment grade bonds may experience increased volatility. Below investment grade bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds.

3. MAY INVEST IN BONDS AND OTHER DEBT SECURITIES. The
   Portfolio may invest in bonds and other debt securities that are rated investment grade by Moody's Investor's Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or unrated bonds determined by SAM to be of comparable quality to such rated bonds. Bonds rated in the lowest category of investment grade (Baa by Moody's and BBB by S&P) and comparable unrated bonds have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

   After purchase by the Portfolio a corporate bond may be downgraded or, if unrated, may cease to be comparable to a rated security. Neither event will require the Portfolio to dispose of that security, but SAM will take a downgrade or loss of comparability into account in determining whether the Portfolio should continue to hold the security in its portfolio. In the event that 35% or more of the Portfolio's net assets is held in securities rated below investment grade due to a downgrade of one or more corporate bonds, SAM will engage in an orderly disposition of such securities to the extent necessary to ensure that the Portfolio's holdings of such securities remain below 35% of the Portfolio's net assets.

4. MAY INVEST UP TO 5% OF ITS NET ASSETS IN WARRANTS. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrant. Generally, the value of a warrant will fluctuate by

                                    -- 11 --

THE TRUST AND THE PORTFOLIO'S
INVESTMENT POLICIES (CONTINUED)
   greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, the Portfolio could lose all of its principal investment in the warrant.

5. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH QUALITY, SHORT-
   TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT, HIGH QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS OR REPURCHASE AGREEMENTS. The Portfolio may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities or cash from the sale of the Portfolio's shares to investors. With respect to repurchase agreements, the Portfolio will invest no more than 5% of its total assets in repurchase agreements and will not purchase repurchase agreements that mature in more than seven days. Counterparties of foreign repurchase agreements may be less creditworthy than U.S. counterparties.

6. MAY PURCHASE SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-
   DELIVERY" BASIS OR PURCHASE OR SELL SECURITIES ON A "FORWARD COMMITMENT" BASIS. Under this procedure, the Portfolio agrees to acquire securities that are to be issued and delivered against payment in the future. The price, however, is fixed at the time of commitment. When the Portfolio purchases when-issued or delayed-delivery securities, its custodian bank will maintain in a temporary holding account cash, U.S. Government securities or other high-grade debt obligations having a value equal to or greater than such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the temporary

                                    -- 12 --

THE TRUST AND THE PORTFOLIO'S
INVESTMENT POLICIES (CONTINUED)
   holding account or from then-available cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued or delayed delivery security prior to its acquisition, it could incur a gain or loss due to market fluctuations. Use of these techniques may affect the Portfolio's share price in a manner similar to leveraging.

7. MAY INVEST IN AMERICAN DEPOSITARY RECEIPTS ("ADRS").
   ADRs are registered receipts evidencing ownership of an underlying foreign security. They are typically issued in the United States by a bank or trust company. ADRs involve risks in addition to risks normally associated with securities issued by domestic issuers, including the possibility of adverse political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and there may be less public or less current information about their operations. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank or trust company, or that such information in the U.S. market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the U.S. bank or trust company issuer.

8. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN FOREIGN
   SECURITIES. FOREIGN SECURITIES ARE SUBJECT TO RISKS IN ADDITION TO THOSE INHERENT IN INVESTMENTS IN DOMESTIC SECURITIES. Foreign investments involve sovereign risk, which includes the possibility of adverse local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would

                                    -- 13 --

THE TRUST AND THE PORTFOLIO'S
INVESTMENT POLICIES (CONTINUED)
   prevent currency from being sold). Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is generally less publicly available information about issuers of foreign securities as compared to U.S. issuers. Many foreign companies are not subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign issuers are less liquid and more volatile than securities of U.S. issuers. Financial markets on which foreign securities trade are generally subject to less governmental regulation as compared to U.S. markets. Foreign brokerage commissions and custodian fees are generally higher than those in the United States.

9. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN SHARES OF REAL
   ESTATE INVESTMENT TRUSTS ("REITS"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes, REITs attempt to qualify for beneficial "modified pass-through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income. REITs are dependent upon the successful operation of properties owned and the financial condition of lessees and mortgagors. The value of REIT units fluctuates depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged.

10.MAY INVEST IN RESTRICTED SECURITIES, PROVIDED THAT SAM HAS
   DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES

                                    -- 14 --

THE TRUST AND THE PORTFOLIO'S
INVESTMENT POLICIES (CONTINUED)
   ADOPTED BY THE TRUST'S BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the Securities Act of 1933, as amended ("1933 Act"), or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in restricted securities may increase the Portfolio's illiquidity to the extent that qualified institutional buyers or other buyers become, for a time, unwilling to purchase the securities. As a result, the Portfolio may not be able to sell these securities when its investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

11.MAY INVEST IN SECURITIES WHOSE PERFORMANCE AND PRINCIPAL
   AMOUNT AT MATURITY ARE LINKED TO A SPECIFIED EQUITY SECURITY OR SECURITIES INDEX. The value of an indexed security is determined by reference to a specific equity instrument or statistic. The performance of indexed securities depends largely on the performance of the securities or indices to which they are indexed, but such securities are also subject to credit risks associated with the issuer of the security. Indexed securities may also be more volatile than their underlying instruments.

12.MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN SECURITIES OF
   UNSEASONED ISSUERS. Unseasoned issuers are those companies which, together with any predecessors, have been in operation for less than three years.

13.MAY PURCHASE AND WRITE (I.E., SELL) COVERED CALL OPTIONS
   AND PURCHASE PUT AND CALL OPTIONS ON STOCK INDICES. The Portfolio may employ certain strategies and techniques utilizing these types of options to mitigate their exposure to

                                    -- 15 --

THE TRUST AND THE PORTFOLIO'S
INVESTMENT POLICIES (CONTINUED)
   factors that affect security values. There is no guarantee that these strategies and techniques will work. An option gives an owner the right to buy or sell securities at a predetermined exercise price for a given period of time. The writer of a call option is obligated to sell the underlying securities if the option is exercised during the specified period of time. If the Portfolio writes a call option and wishes to terminate the obligation, it may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. The Portfolio will write call options on stocks only if they are covered, and such options must remain covered so long as the Portfolio is obligated as a writer. The Portfolio, under normal conditions, will not write a call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Portfolio's net assets. The Portfolio will not purchase an option if, as a result thereof, its aggregate investment in options would exceed 5% of its total assets. See "Risk Factors" for more information about the risks inherent in the purchase and sale of options.

                                    -- 16 --

THE TRUST AND THE PORTFOLIO'S
INVESTMENT POLICIES (CONTINUED)

FUNDAMENTAL POLICIES

The following restrictions are fundamental policies of the Small Company Portfolio that cannot be changed without shareholder vote:

1. THE SMALL COMPANY PORTFOLIO, WITH RESPECT TO 75% OF THE
   VALUE OF ITS TOTAL ASSETS, MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES);

2. THE SMALL COMPANY PORTFOLIO, WITH RESPECT TO 100% OF THE
   VALUE OF ITS TOTAL ASSETS, MAY NOT PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES);

3. THE SMALL COMPANY PORTFOLIO MAY BORROW MONEY ONLY FOR
   TEMPORARY OR EMERGENCY PURPOSES FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. The Small Company Portfolio will not borrow amounts in excess of 33% of total assets or purchase securities if borrowings equal to, or greater than, 5% of its total assets are outstanding.

For more information, see the "Investment Policies" and "Additional Investment Information" sections of the Trust's Statement of Additional Information.

RISK FACTORS

The Portfolio invests in companies with small market capitalizations which involve more risks than investments in larger companies. Such companies may include newly formed companies which have limited product lines, markets or financial resources and may lack management depth. The securities of small or newly formed companies may have limited marketability and may be subject to more abrupt and erratic movements in price than securities of larger, more established

                                    -- 17 --

THE TRUST AND THE PORTFOLIO'S
INVESTMENT POLICIES (CONTINUED)
companies, or equity securities in general. Such volatility in price may in turn cause the Portfolio's share prices to be volatile.

The Portfolio may invest in options on stock indices and may purchase and write (I.E., sell) covered call options. Risks inherent in the Portfolio's use of options include the risk that security prices will not move in the directions anticipated; imperfect correlation between the price of the option and the price of the underlying security; the risk that potential losses may exceed the amount invested in options; and the reduction or elimination of the opportunity to profit from increases in the value of the underlying security.

Like other mutual funds, financial and business organizations and individuals around the world, the Portfolio could be adversely affected if the computer systems used by its investment adviser or other companies that provide services to the Trust do not properly process and calculate date-related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." SAM, SAFECO Services and SAFECO Securities, Inc. are taking steps they believe are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolio's other, major service providers. It is not anticipated that the Portfolio will incur any charges or that there will be any difficulties in accurate and timely reporting resulting in the change in year from 1999 to 2000.

PORTFOLIO MANAGER

The manager for the Small Company Portfolio is Greg Eisen, Assistant Vice President, SAM. Mr. Eisen has served as an investment analyst for SAM since 1992. From 1986 to 1992, Mr. Eisen was engaged by the SAFECO Insurance Companies as a financial analyst.

                                    -- 18 --

The portfolio manager and certain other persons related to SAM and the Portfolio are subject to written policies and procedures designed to prevent abusive personal securities trading. Incorporated within these policies and procedures are recommendations made by the Investment Company Institute (the trade group for the mutual fund industry) with respect to personal securities trading by persons associated with mutual funds. Those recommendations include preclearance procedures and blackout periods when certain personnel may not trade in securities that are the same or related securities being considered for purchase or sale by the Portfolio.

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE
TRUST

Shares of the Portfolio represent equal proportionate interests in the assets of the Portfolio and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

Shares of the Trust may be owned by the separate accounts of Participating Insurance Companies and by Qualified Plans (see "Introduction to the Trust and the Portfolio"). Pursuant to the Investment Company Act of 1940 (the "1940 Act"), Participating Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders. See the separate account prospectus for the Variable Contract for more information regarding the pass-through of these voting rights. With respect to Qualified Plans, the Trustees of such plans will vote the shares held by the Qualified Plans, except that in certain cases such shares may be voted by a named fiduciary or an investment manager pursuant to the Employee Retirement Income Security Act of 1974. There is no pass-through voting to the participants in the Qualified Plans.

                                    -- 19 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED)
On any matter submitted to a vote of shareholders, all shares of the Trust Portfolios then issued and outstanding and entitled to vote shall be voted in the aggregate and not by portfolio except for matters concerning only a portfolio. The holders of each share of a Trust Portfolio shall be entitled to one vote for each full share and a fractional vote for each fractional share. Shares of one Trust Portfolio may not bear the same economic relationship to the Trust as shares of another Trust Portfolio.

The Trust does not intend to hold annual meetings of shareholders of the Trust Portfolios. The Trustees will call a special meeting of shareholders of a Trust Portfolio only if required by the 1940 Act, in their written discretion, or upon the written notice of holders of 10% or more of the outstanding shares of the Trust Portfolio entitled to vote.

Under Delaware law, the shareholders of the Trust Portfolios will not be personally liable for the obligations of any Trust Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Trust Portfolio contain a statement that such obligation may only be enforced against the assets of the Trust or the Trust Portfolio and generally provides for indemnification out of the Trust's or the Trust Portfolio's property of any shareholder nevertheless held personally liable for the Trust's or a Trust Portfolio's obligations, respectively.

SAM is the investment adviser for the Portfolio under an agreement with the Trust. Under the agreement, SAM is responsible for the overall management of the Trust's and the Portfolio's business affairs. SAM provides investment research, advice, management and supervision to the Trust and the Portfolio. Consistent with the Portfolio's investment objectives

                                    -- 20 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED) and policies, SAM determines what securities will be purchased, retained or sold by the Portfolio, and implements those decisions. The Portfolio's turnover rate is set forth in the "Financial Highlights" section. A high portfolio turnover rate involves correspondingly higher transaction costs in the form of broker commissions, dealer spreads and other costs that the Portfolio will bear directly. The Portfolio pays SAM an annual management fee of .85% of the Portfolio's net assets ascertained each business day and paid monthly.

The distributor of the Portfolio's shares under an agreement with the Trust is SAFECO Securities, Inc. ("SAFECO Securities"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. SAFECO Securities is not compensated by the Trust or the Portfolio for these services.

The transfer, dividend and distribution disbursement and shareholder servicing agent for the Portfolio under an agreement with the Trust is SAFECO Services Corporation ("SAFECO Services"). SAFECO Services is not compensated by the Trust or the Portfolio for these services.

PERSONS CONTROLLING THE TRUST

As of February 3, 1998, SAFECO Life Insurance Company ("SAFECO Life") controlled the Small Company Portfolio. SAFECO Life is a stock life insurance company incorporated under the laws of Washington, with headquarters at 15411 N.E. 51st Street, Redmond, Washington. SAFECO Life is a wholly-owned subsidiary of SAFECO Corporation, and is an affiliated company of SAM, SAFECO Securities and SAFECO Services, the investment adviser, principal underwriter and transfer agent, respectively, of the Trust. SAFECO Life advanced all costs for the organization of the Trust. SAFECO Corporation, SAFECO Securities and SAFECO Services have their principal

                                    -- 21 --
place of business at SAFECO Plaza, Seattle, Washington 98185. SAM has its principal place of business at Two Union Square, 25th Floor, Seattle, Washington 98101.

SALE AND REDEMPTION OF SHARES

The Portfolio is a series of SAFECO Resource Series Trust, a Delaware business trust, which issues an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series of shares of the Trust without the approval of shareholders.

Shares are sold to the separate accounts of Participating Insurance Companies and may also be sold to Qualified Plans. Shares of the Portfolio are purchased and redeemed at net asset value. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Variable Contract owners and Qualified Plan participants do not deal directly with the Trust with respect to acquisition or redemption of shares. The Board of Trustees of the Trust may refuse to sell shares of the Portfolio to any person, or may suspend or terminate the offering of shares of the Portfolio if such action is required by law or by any regulatory authority having jurisdiction or is, in the sole discretion of the Trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of the Portfolio.

PERFORMANCE INFORMATION

The Portfolio's yield, total return and average annual total return may be quoted in advertisements. Performance figures are indicative only of past performance and are not intended to represent future investment results. The yield and share

                                    -- 22 --
price of the Small Company Portfolio will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them.

Yield is the annualization on a 360-day basis of the Portfolio's net income per share over a 30-day period divided by the Portfolio's net asset value per share on the last day of the period. Total return is the total percentage change in an investment in the Portfolio, assuming the reinvestment of dividends and capital gains distributions over a stated period of time. Average annual total return is the annual percentage change in an investment in the Portfolio, assuming the reinvestment of dividends and capital gains distributions, over a stated period of time.

RANKINGS

From time to time, the Portfolio may advertise its rankings. Rankings are calculated by independent companies that monitor mutual fund performance (E.G. CDA Technologies, Lipper Analytical Services, Inc. and Morningstar, Inc.) and are reported periodically in national financial publications such as BARRON'S, BUSINESS WEEK, FORBES, INVESTOR'S BUSINESS DAILY, MONEY MAGAZINE and THE WALL STREET JOURNAL. In addition, non-standardized performance figures may accompany the standardized figures described above. Non-standardized figures may be calculated in a variety of ways, including but not necessarily limited to, different time periods and different initial investment amounts. The Portfolio may also compare its performance to the performance of the Russell 2000 Index or other relevant indices. Performance information and quoted rankings are indicative only of past performance and are not intended to represent future investment results.

                                    -- 23 --

OTHER CHARGES

The Portfolio does not impose a sales charge. However, other charges payable by all shareholders include investment advisory fees. These charges affect the Portfolio's calculation of performance information.

PORTFOLIO DISTRIBUTIONS AND TAX INFORMATION

The Portfolio intends to continue to elect and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of Participating Insurance Companies and Qualified Plans) and meeting other requirements of the Internal Revenue Code relating to the sources of its income and diversification of its assets.

The Portfolio is treated as a separate entity for federal income tax purposes and, therefore, the investments and results of the Trust Portfolios are not aggregated for purposes of determining net ordinary income (loss) or net realized capital gains (losses).

All dividends are distributed to shareholders (separate accounts of Participating Insurance Companies and Qualified Plans) and will be automatically reinvested in Trust shares. Dividends and distributions made by the Portfolio to the separate accounts are taxable, if at all, to the Participating Insurance Companies; they are not taxable to Variable Contract owners. Dividends and distributions made by the Portfolio to Qualified Plans are not taxable to the Qualified Plans or to the participants thereunder.

In addition to the diversification requirements in Subchapter M, the Portfolio is required to satisfy diversification requirements of Section 817(h) of the Internal Revenue Code and the

                                    -- 24 --

Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of variable annuity and variable life insurance contracts to the full extent of appreciation under the contracts.

Variable Contract owners should refer to the prospectuses relating to their contracts regarding the federal income tax treatment of ownership of such contracts. Also see "Distributions and Tax Information" in the Statement of Additional Information.

SHARE PRICE CALCULATION

The net asset value per share of the Portfolio is determined by subtracting the liabilities of the Portfolio from its assets, valued at market, and dividing the result by the number of outstanding shares. Shares of the Portfolio are sold and redeemed at the net asset value next determined after receipt by the transfer agent of the sales order or request for redemption in good order. There is no sales charge. Net asset value per share is computed as of the close of regular trading of the New York Stock Exchange (normally 1:00 P.M. Pacific Time) each day that the Exchange is open for trading.

In general, portfolio securities are valued at the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions in which case they shall be valued at the last reported bid price. Securities traded over-the-counter are valued at the last sale price, unless there is no reported sale price in which case the last reported bid price will be used. Portfolio securities that are traded on a stock exchange and over-the-counter are valued according to the broadest and most representative market. For bonds and other fixed income securities, this usually is the over-the-counter market. Long-term corporate bonds and securities not traded on a national exchange shall be valued based

                                    -- 25 --
on consideration of information with respect to transactions in similar securities, quotations from dealers and various relationships between securities. Valuations of the Portfolio's securities calculated in a like manner may be obtained from a pricing service. Investments for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

RATINGS SUPPLEMENT

Ratings by Moody's and S&P represent the respective opinions of those organizations as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

DESCRIPTION OF DEBT RATINGS

MOODY'S

INVESTMENT GRADE:

Aaa -- Judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                    -- 26 --

A -- Possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have, in fact, speculative characteristics as well.

NON-INVESTMENT GRADE:
Ba -- Judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Have poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C -- The lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                    -- 27 --

S&P

INVESTMENT GRADE:
AAA -- Highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Very strong capacity to pay interest and repay principal. Differs from the highest rated issues only in small degree.

A -- Strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

NON-INVESTMENT GRADE:
BB, B, CCC, CC, AND C -- Regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

C1 -- Reserved for income bonds on which no interest is being paid.

D -- In payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

PLUS (+) OR MINUS (-): Ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                    -- 28 --

SAFECO RESOURCE SERIES TRUST                                          PROSPECTUS
SAFECO Plaza
Seattle, Washington 98185                                         April 30, 1998

The Bond Portfolio (or the "Portfolio") described in this Prospectus is a series of the SAFECO Resource Series Trust ("Trust"), an open-end, management investment company consisting of six separate series. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with one another ("Participating Insurance Companies"), for allocation to certain of their separate accounts established for the purpose of funding variable life insurance policies and variable annuity contracts ("Variable Contracts") and may also be offered directly to qualified pension and retirement plans ("Qualified Plans").

This Prospectus sets forth the information a prospective investor should know before investing. PLEASE READ AND RETAIN THE PROSPECTUS FOR FUTURE REFERENCE. A Statement of Additional Information, dated April 30, 1998 and incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available at no charge upon request by calling 1-800-624-5711 or writing SAFECO Securities, Inc., SAFECO Plaza, Seattle, WA 98185. The Statement of Additional Information and other information about the Portfolio is also available on the Securities and Exchange Commission website at http://www.sec.gov. The Statement of Additional Information contains more information about many of the topics in this Prospectus as well as information about the trustees and officers of the Trust.

The BOND PORTFOLIO has as its investment objective to seek to provide as high a level of current income as is consistent with the relative stability of capital. The Bond Portfolio invests primarily in medium-term debt securities.

There are market risks in all securities transactions. There is no assurance that the Portfolio will achieve its investment objective. See "The Trust and the Portfolio's Investment Policies" for more information.
---------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

---------------------------------------------------------

                                    -- 1 --

PORTFOLIO SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE U.S. GOVERNMENT OR ANY BANK, NOR ARE PORTFOLIO SHARES FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND PORTFOLIO SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

---------------------------------------------------------

NO DEALER, SALESPERSON OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR SAFECO SECURITIES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE TRUST OR BY SAFECO SECURITIES IN ANY STATE IN WHICH SUCH OFFER OR SOLICITATION MAY NOT LAWFULLY BE MADE.

---------------------------------------------------------

                                    -- 2 --

TABLE OF CONTENTS

                                                                      PAGE
                                                                      -----
Introduction to the Trust and the Portfolio                                 4
Fund Expenses                                                               6
Financial Highlights                                                        8
The Trust and the Portfolio's Investment Policies                          10
Portfolio Manager                                                          18
Information about Share Ownership and Companies that Provide
  Services to the Trust                                                    19
Persons Controlling the Trust                                              21
Sale and Redemption of Shares                                              22
Performance Information                                                    23
Portfolio Distributions and Tax Information                                24
Share Price Calculation                                                    25
Ratings Supplement                                                         25

                                    -- 3 --

INTRODUCTION TO THE TRUST AND THE PORTFOLIO

The Trust is a series investment company that currently issues shares representing six mutual funds (the "Trust Portfolios"), only one of which, the Bond Portfolio, is offered through this Prospectus. The Bond Portfolio is a diversified series of the Trust, an open-end, management investment company that continuously offers to sell and to redeem (buy back) its shares at the current net asset value per share without any sales or redemption charges or 12b-1 fees. (See "Share Price Calculation" for more information.)

Shares of the Portfolio are issued and redeemed in connection with investments in and payments under certain Variable Contracts issued through separate accounts of Participating Insurance Companies. Shares of the Trust may also be offered directly to Qualified Plans. The Participating Insurance Companies and the Qualified Plans may or may not make all of the Trust Portfolios available for investment.

Although the Trust does not foresee any disadvantage to Variable Contract owners arising out of the fact that the Trust may offer its shares to Qualified Plans and for products offered by Participating Insurance Companies, the interests of Variable Contract owners or Qualified Plan participants might at some time be in conflict due to future differences in tax treatment or other considerations. Therefore, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may occur and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance company separate accounts or Qualified Plans might withdraw its investment in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. In addition, the Trust's Board of Trustees may refuse to sell shares of any of the Trust Portfolios to any separate account or Qualified Plan or terminate the offering of shares of any of the

                                    -- 4 --

Trust Portfolios if such action is required by law or regulatory authority or is in the best interests of the shareholders of any Trust Portfolio.

The Portfolio is managed by SAFECO Asset Management Company ("SAM"). SAM is headquartered in Seattle, Washington and managed over $4.3 billion in mutual fund assets as of December 31, 1997. SAM has been an advisor to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. See "Information about Share Ownership and Companies that Provide Services to the Trust" for more information.

There is a risk that the market value of the Portfolio's securities may decrease and result in a decrease in the value of a shareholder's investment. The value of the Bond Portfolio will normally fluctuate inversely with changes in market interest rates. See "The Trust and the Portfolio's Investment Policies" for more information.

                                    -- 5 --

FUND EXPENSES

A.  SHAREHOLDER TRANSACTION EXPENSES FOR THE PORTFOLIO

                SALES LOAD
 SALES LOAD     IMPOSED ON
 IMPOSED ON     REINVESTED       DEFERRED         REDEMPTION         EXCHANGE
  PURCHASES      DIVIDENDS      SALES LOAD           FEES              FEES
-------------  -------------  ---------------  -----------------  ---------------
       NONE           NONE            NONE              NONE              NONE

B.  ANNUAL OPERATING EXPENSES

    (as a percentage of average net assets)

                                                                            TOTAL ANNUAL
                                                                         OPERATING EXPENSES
                                       MANAGEMENT     OTHER EXPENSES           AFTER
PORTFOLIO                12B-1 FEES       FEE       AFTER REIMBURSEMENT    REIMBURSEMENT
-----------------------  -----------  ------------  -------------------  ------------------
Bond                           NONE      0.74%                0.0%                0.74%

During the year ended December 31, 1997, SAFECO Life Insurance Company ("SAFECO Life") paid for or reimbursed all of the Other Expenses of the Bond Portfolio. Expenses before such reimbursement as a percentage of average net assets were
 .90%.

SAFECO Life will continue to pay all Other Expenses of the Portfolio until the Portfolio's assets exceed $20 million. Once the Portfolio's net assets exceed $20 million, all of the Other Expenses of the Portfolio will be paid by the Portfolio. (See "Persons Controlling the Trust" for more information.)

C.  EXAMPLE OF EXPENSES

You would pay the following expenses on a $1,000 investment assuming a 5% annual return. The example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed in "Total Annual Operating Expenses After Reimbursement" above remain the same in the years shown.

PORTFOLIO                                  1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------  -----------  -----------  -----------  -------------
Bond                                      $       8    $      24    $      41     $      91

The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Portfolio would bear, directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE

                                    -- 6 --

EXPENSES. THE PORTFOLIO'S ACTUAL EXPENSES OR PERFORMANCE MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS REQUIRED BY SECURITIES AND EXCHANGE COMMISSION REGULATIONS APPLICABLE TO ALL MUTUAL FUNDS AND IT IS NOT A PREDICTION OF, NOR DOES IT REPRESENT, PAST OR FUTURE EXPENSES OR THE PERFORMANCE OF THE PORTFOLIO.

                                    -- 7 --

FINANCIAL HIGHLIGHTS

The amounts shown for the Portfolio in the Financial Highlights table that follows are based upon a single share outstanding throughout the period indicated. The following selected data has been derived from financial statements that have been audited by Ernst & Young LLP. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Trust's annual report to shareholders and incorporated by reference in the Trust's Statement of Additional Information. A copy of the Trust's Statement of Additional Information may be obtained by calling the number on the first page of this Prospectus.

                                    -- 8 --

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

SAFECO RESOURCE SERIES TRUST -- BOND PORTFOLIO

                                                                      YEAR ENDED DECEMBER 31,
                                   1997       1996       1995       1994       1993       1992       1991       1990       1989
                                 -------------------------------------------------------------------------------------------------
Net asset value at beginning of
  period                         $   10.75  $   11.31  $   10.20  $   11.12  $   10.82  $   10.80  $   10.09  $   10.18  $    9.83
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                .61        .62        .71        .59        .56        .58        .70        .74        .75
  Net realized and unrealized
   gain (loss) on investments          .29       (.56)      1.11       (.92)       .58        .16        .71       (.07)       .36
                                 ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total from investment
  operations                           .90        .06       1.82       (.33)      1.14        .74       1.41        .67       1.11
                                 ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
  Dividends from net investment
   income                             (.61)      (.62)      (.71)      (.59)      (.56)      (.58)      (.70)      (.74)      (.75)
  Distributions from capital
   gains                                --         --         --         --       (.28)      (.14)        --       (.02)      (.01)
                                 ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total distributions                   (.61)      (.62)      (.71)      (.59)      (.84)      (.72)      (.70)      (.76)      (.76)
                                 ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net asset value at end of
  period                         $   11.04  $   10.75  $   11.31  $   10.20  $   11.12  $   10.82  $   10.80  $   10.09  $   10.18
                                 ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                 ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total return                         8.41%       .54%     17.87%     -2.93%     10.55%      6.82%     13.98%      6.57%     11.30%
Net assets at end of period
  (000's omitted)                $  17,881  $  15,991  $  14,257  $  13,361  $  13,245  $   9,172  $   4,852  $   3,228  $   2,700
Ratio of expenses to average
  net assets                          .74%       .73%       .72%       .72%       .73%       .74%       .74%       .74%       .73%
Ratio of expenses to average
  net assets before expense
  reimbursement                       .90%       .87%       .94%       .89%         --         --         --         --         --
Ratio of net investment income
  to average net assets              5.75%      5.64%      6.50%      5.53%      5.68%      6.96%      7.26%      7.48%      7.47%
Portfolio turnover ratio           151.43%    140.90%     77.93%    147.22%     60.20%     46.66%     36.31%      7.21%      8.42%


                                   1988

Net asset value at beginning of
  period                         $    9.90
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                .75
  Net realized and unrealized
   gain (loss) on investments         (.06)
                                 ---------
Total from investment
  operations                           .69
                                 ---------
LESS DISTRIBUTIONS:
  Dividends from net investment
   income                             (.75)
  Distributions from capital
   gains                              (.01)
                                 ---------
Total distributions                   (.76)
                                 ---------
Net asset value at end of
  period                         $    9.83
                                 ---------
                                 ---------
Total return                         7.03%
Net assets at end of period
  (000's omitted)                $   2,244
Ratio of expenses to average
  net assets                          .74%
Ratio of expenses to average
  net assets before expense
  reimbursement                         --
Ratio of net investment income
  to average net assets              7.37%
Portfolio turnover ratio             5.36%

                                    -- 9 --

THE TRUST AND THE PORTFOLIO'S INVESTMENT POLICIES

The Trust is a Delaware business trust established by a Trust Instrument dated May 13, 1993. The Trust currently consists of six series, each of which, including the Bond Portfolio, is a diversified series of the Trust.

The investment objective and investment policies for the Portfolio are described below. The Trust's Board of Trustees may change the Portfolio's objective without shareholder vote, but no such change will be made without 30 days' prior written notice to shareholders of the Portfolio. In the event the Portfolio changes its investment objective, the new objective may not meet the investment needs of every shareholder and may be different from the objective a shareholder considered appropriate at the time of initial investment.

Unless otherwise stated, all investment policies and limitations described below under "Investment Objective and Policies" and "Additional Investment Practices" are non-fundamental and may be changed without shareholder vote. If the Portfolio follows a percentage limitation at the time of investment, a later increase or decrease in values, assets or other circumstances will not be considered in determining whether the Portfolio complies with the applicable policy (except to the extent the change may impact the Portfolio's borrowing limits).

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Bond Portfolio is to seek as high a level of current income as is consistent with the relative stability of capital.

To pursue its objective, the Bond Portfolio:

1. WILL INVEST PRIMARILY IN MEDIUM-TERM DEBT SECURITIES.

2. MAY INVEST UP TO 50% OF ITS TOTAL ASSETS IN MORTGAGE
   RELATED SECURITIES. These securities (a) are either investments in a pool of mortgages or in securities secured by a pool of mortgages and (b) must be rated in the top two

                                    -- 10 --
   grades by either Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Unlike conventional bonds, the principal on mortgage-related securities is paid back over the life of the loan rather than at maturity. Consequently, the Bond Portfolio will receive monthly scheduled payments of both principal and interest. In addition, the Bond Portfolio may receive unscheduled principal payments representing unscheduled prepayments on the underlying mortgages which could lower the overall return of the investment.

   Because the Bond Portfolio must reinvest scheduled and unscheduled principal payments at prevailing interest rates, and because such interest rates may be higher or lower than the current yield of the Bond Portfolio, mortgage-related securities may not be an effective means to lock in long-term interest rates. In addition, prices of mortgage-related securities like conventional bonds are inversely affected by changes in interest rate levels. Because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall. Mortgage-related securities include:

    (a) Government National Mortgage Association ("GNMA") securities, which are interests in pools of mortgage loans issued by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration and issued by GNMA. Once approved by GNMA, the timely payment of principal and interest by each mortgage pool is guaranteed by GNMA. This guarantee represents a general obligation of the U.S. Treasury.

    (b) Mortgage pass-through securities issued by the Federal
        National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

                                    -- 11 --

    (c) Conventional pass-through mortgage securities issued by non-governmental issuers.

    (d) Collateralized Mortgage Obligations ("CMOs"), which are securities that have been pledged as collateral mortgages or mortgage-backed securities and are issued by non-government issuers.

    (e) Mortgage pass-through bonds and mortgage-backed bonds issued by non-government issuers. A mortgage pass-through bond is an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to the repayment of the bond. A mortgage-backed bond is a general obligation of an issuer secured by a first lien on a pool of mortgages.

    (f) Securities which are derivatives of securities listed in
        (a),(b) and (c) above. Derivative mortgage securities are created from the cash flows of mortgages or pools of mortgages. While the derivative securities retain the combination of quality and yield possessed by the underlying collateral, the cash flows are reshaped to suit various investment strategies. Examples of such securities include residuals from CMOs, floating rate notes, inverse floating rate notes, interest only and principal only strips and junior/senior securities. Certain derivatives may be extremely risky investments because, among other things, they may be particularly sensitive to changes in interest rates. (The Portfolio will not invest in leveraged derivatives.)

3. MAY INVEST UP TO 30% OF ITS TOTAL ASSETS IN DEBT SECURITIES
   OF ISSUERS IN EACH OF THE FOLLOWING SECTORS: DOMESTIC INDUSTRIALS, DOMESTIC UTILITIES, SUPRANATIONALS, YANKEE AND FOREIGN.

   SUPRANATIONAL ISSUERS are organizations whose memberships include two or more national governments and which

                                    -- 12 --
   have a limited right to draw on the resources of such governments. Examples of such issuers include the World Bank, the European Investment Bank, the European Economic Community and the European Coal and Steel Community.

   The YANKEE SECTOR is made up of securities issued in the U.S. by foreign issuers. These bonds involve investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the remittance of amounts due the Bond Portfolio, lack of comparable publicly-available information concerning foreign issuers, the lack of comparable accounting and auditing practices in foreign countries and finally, in the event of default, difficulty of enforcing claims against foreign issuers.

   The FOREIGN SECTOR is made up of securities issued and traded outside of the U.S. by either U.S. or foreign issuers. These securities may be denominated in U.S. dollars (E.G., Eurobonds) or foreign currency and may be held in the U.S. or a foreign country. In addition to the risks discussed in connection with the Yankee sector, these bonds would be traded in a market subject to less regulation than U.S. markets and have the liquidity and settlement problems attendant in some foreign markets. Those bonds denominated in foreign currencies have the risk of an unfavorable exchange rate fluctuation subsequent to purchase by the Bond Portfolio.

   SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investments in securities of

                                    -- 13 --
   foreign issuers on the same basis relative to quality and risk as its investments in domestic securities, it may not always be able to do so. There are also currency risks associated with foreign investments.

4. MAY INVEST IN INVESTMENT GRADE AND BELOW INVESTMENT
   GRADE CORPORATE DEBT SECURITIES. No more than 20% of the Bond Portfolio's assets will be invested in corporate debt securities which are rated lower than the top four grades by S&P or Moody's (such top four grades constitute "investment grade" securities) or, if not rated, are in the opinion of SAM of less than investment grade quality.

   Bonds which are rated lower than the top four grades by S&P (BB and below) and Moody's (Ba and below) are referred to as high-yield bonds or "junk bonds." The Bond Portfolio does not intend to purchase high-yield bonds for the coming year, but may retain bonds which were investment grade at the time of purchase but later downgraded to lower than the top four grades assigned by S&P or Moody's. High-yield bonds normally offer a current yield or yield-to-maturity which is significantly higher than the yield available from investment grade bonds. However, high-yield bonds are speculative and involve greater investment risks due to the issuer's reduced creditworthiness and increased likelihood of default and bankruptcy. Generally, high-yield bonds are subject to greater price changes, fluctuations in yield and risk to principal and income than higher rated bonds of the same maturity. For more information on ratings see the "Ratings Supplement" section of this Prospectus, and for more information on the special risks associated with high-yield bonds see the Trust's Statement of Additional Information.

   SAM uses S&P and Moody's ratings only as a preliminary indicator of investment quality. SAM will periodically research each high-yield bond held in the Bond Portfolio,

                                    -- 14 --
   whether rated or not rated, to analyze such factors as the issuer's interest and dividend coverage, asset coverage, earnings prospects and managerial strength.

5. MAY INVEST IN OBLIGATIONS OF, OR GUARANTEED BY THE U.S.
   GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES including (a) securities backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills, notes and bonds; (b) securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government but are supported by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA and FHLMC; and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by Tennessee Valley Authority ("TVA"). While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

6. MAY INVEST IN ASSET-BACKED SECURITIES, WHICH REPRESENT
   INTERESTS IN, OR ARE SECURED BY AND PAYABLE FROM, POOLS OF ASSETS SUCH AS CONSUMER LOANS, AUTOMOBILE RECEIVABLE SECURITIES, CREDIT CARD RECEIVABLE SECURITIES, AND INSTALLMENT LOAN CONTRACTS. These securities may be supported by credit enhancements such as letters of credit. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. There exists a risk of default by the underlying borrowers and recovery on repossessed collateral may be unavailable or inadequate to support payments on asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.

Generally, bond values fluctuate inversely with changes in interest rates. The longer the maturity or the poorer the quality of a bond, the greater volatility it will have. The principal risks of investment in the Bond Portfolio have been discussed in connection with specific types of securities above.

                                    -- 15 --

ADDITIONAL INVESTMENT PRACTICES

The Portfolio may also follow the investment practices described below:

1. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH-QUALITY
   COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS OR REPURCHASE AGREEMENTS. The Portfolio may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from dividend distributions or the sale of portfolio securities. With respect to repurchase agreements, the Portfolio will invest no more than 5% of its total assets in qualified repurchase agreements and will not purchase repurchase agreements that mature in more than seven days.

2. MAY INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES
   SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PROCEDURES. The Portfolio, however, will not engage primarily in trading for the purpose of short-term profits. The Portfolio may dispose of securities whenever it is deemed advisable without regard to the length of time the securities have been held.

3. MAY INVEST UP TO 10% OF TOTAL ASSETS IN RESTRICTED
   SECURITIES ELIGIBLE FOR RESALE UNDER RULE 144A ("RULE 144A SECURITIES"), PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the Securities Act of 1933, as amended ("1933 Act"), or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in restricted securities may increase the Portfolio's illiquidity to the extent that qualified institutional buyers or other buyers become, for a time, unwilling to

                                    -- 16 --
   purchase the securities. As a result, the Portfolio may not be able to sell these securities when its investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

FUNDAMENTAL POLICIES

The Portfolio is subject to the following fundamental policies which cannot be changed without shareholder vote:

1. MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE
   SECURITIES OF ANY ONE ISSUER, EXCEPT THAT (I) UP TO 25% OF THE VALUE OF THE PORTFOLIO'S ASSETS (NOT INCLUDING SECURITIES ISSUED BY ANOTHER INVESTMENT COMPANY) MAY BE INVESTED WITHOUT REGARD TO THIS LIMIT, AND (II) UP TO 100% OF THE PORTFOLIO'S TOTAL ASSETS MAY BE INVESTED IN OBLIGATIONS OF OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES;

2. MAY NOT, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL
   ASSETS, PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES);

3. MAY NOT PURCHASE SECURITIES OF ANY ISSUER (OTHER THAN
   OBLIGATIONS OF, OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES) IF SUCH PURCHASE WOULD CAUSE MORE THAN TEN PERCENT (10%) OF ANY CLASS OF SECURITIES OF SUCH ISSUER TO BE HELD BY THE PORTFOLIO;

4. MAY NOT INVEST MORE THAN 25% OF THE TOTAL ASSETS IN ANY
   ONE INDUSTRY. SECURITIES OF FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS ARE CONSIDERED TO BE ONE INDUSTRY. The Portfolio will not concentrate its assets in particular

                                    -- 17 --
   industries. The 25% limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to mortgage-related securities; and

5. MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY
   PURPOSES FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. The Portfolio will not borrow amounts in excess of 5% of its total assets. The Portfolio intends to exercise its borrowing authority primarily to meet shareholder redemptions under circumstances where redemptions exceed available cash.

   For more information, see the "Investment Policies" and "Additional Investment Information" sections of the Trust's Statement of Additional Information.

PORTFOLIO MANAGER

The manager for the Bond Portfolio is Michael Hughes, Assistant Vice President, SAM. Mr. Hughes was Vice President and a portfolio manager for First Interstate Capital Management Company from 1995 to 1996, and Vice President and portfolio manager for First Interstate Bank of California from 1988 to 1995.

The portfolio manager and certain other persons related to SAM and the Portfolio are subject to written policies and procedures designed to prevent abusive personal securities trading. Incorporated within these policies and procedures are recommendations made by the Investment Company Institute (the trade group for the mutual fund industry) with respect to personal securities trading by persons associated with mutual funds. Those recommendations include preclearance procedures and blackout periods when certain personnel may not trade in securities that are the same or related securities being considered for purchase or sale by the Portfolio.

                                    -- 18 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE
TRUST

Shares of the Portfolio represent equal proportionate interests in the assets of the Portfolio and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

Shares of the Trust may be owned by the separate accounts of Participating Insurance Companies and by Qualified Plans (see "Introduction to the Trust and the Portfolio"). Pursuant to the Investment Company Act of 1940 (the "1940 Act"), Participating Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders. See the separate account prospectus for the Variable Contract for more information regarding the pass-through of these voting rights. With respect to Qualified Plans, the Trustees of such plans will vote the shares held by the Qualified Plans, except that in certain cases such shares may be voted by a named fiduciary or an investment manager pursuant to the Employee Retirement Income Security Act of 1974. There is no pass-through voting to the participants in the Qualified Plans.

On any matter submitted to a vote of shareholders, all shares of the Trust Portfolios then issued and outstanding and entitled to vote shall be voted in the aggregate and not by portfolio except for matters concerning only a portfolio. The holders of each share of a Trust Portfolio shall be entitled to one vote for each full share and a fractional vote for each fractional share. Shares of one Trust Portfolio may not bear the same economic relationship to the Trust as shares of another Trust Portfolio.

The Trust does not intend to hold annual meetings of shareholders of the Trust Portfolios. The Trustees will call a special meeting of shareholders of a Trust Portfolio only if

                                    -- 19 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED) required by the 1940 Act, in their written discretion, or upon the written notice of holders of 10% or more of the outstanding shares of the Trust Portfolio entitled to vote.

Under Delaware law, the shareholders of the Trust Portfolios will not be personally liable for the obligations of any Trust Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Trust Portfolio contain a statement that such obligation may only be enforced against the assets of the Trust or the Trust Portfolio and provides for indemnification out of the Trust's or the Trust Portfolio's property of any shareholder nevertheless held personally liable for the Trust's or a Trust Portfolio's obligations, respectively.

SAM is the investment adviser for the Portfolio under an agreement with the Trust. Under the agreement, SAM is responsible for the overall management of the Trust's and the Portfolio's business affairs. SAM provides investment research, advice, management and supervision to the Trust and the Portfolio. Consistent with the Portfolio's investment objectives and policies, SAM determines what securities will be purchased, retained or sold by the Portfolio, and implements those decisions. The Portfolio's turnover rate is set forth in the "Financial Highlights" section. The Portfolio's turnover rate will vary from year to year. A high portfolio turnover rate involves correspondingly higher transaction costs in the form of broker commissions, dealer spreads and other costs that the Portfolio will bear directly. The Portfolio pays SAM an annual management fee of
 .74% of the Portfolio's net assets ascertained each business day and paid monthly.

                                    -- 20 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED)
The distributor of the Portfolio's shares under an agreement with the Trust is SAFECO Securities, Inc. ("SAFECO Securities"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. SAFECO Securities is not compensated by the Trust or the Portfolio for these services.

The transfer, dividend and distribution disbursement and shareholder servicing agent for the Portfolio under an agreement with the Trust is SAFECO Services Corporation ("SAFECO Services"). SAFECO Services is not compensated by the Trust or the Portfolio for these services.

YEAR 2000

Like other mutual funds, financial and business organizations and individuals around the world, the Portfolio could be adversely affected if the computer systems used by its investment adviser or other companies that provide services to the Trust do not properly process and calculate date-related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." SAM, SAFECO Services and SAFECO Securities, Inc. are taking steps they believe are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolio's other, major service providers. It is not anticipated that the Portfolio will incur any charges or that there will be any difficulties in accurate and timely reporting resulting in the change in year from 1999 to 2000.

PERSONS CONTROLLING THE TRUST

As of February 3, 1998, SAFECO Life Insurance Company ("SAFECO Life") controlled the Bond Portfolio. SAFECO Life is a stock life insurance company incorporated under the laws of Washington, with headquarters at 15411 N.E. 51st Street,

                                    -- 21 --

Redmond, Washington. SAFECO Life is a wholly-owned subsidiary of SAFECO Corporation, and is an affiliated company of SAM, SAFECO Securities and SAFECO Services, the investment adviser, principal underwriter and transfer agent, respectively, of the Trust. SAFECO Life advanced all costs for the organization of the Trust. SAFECO Corporation, SAFECO Securities and SAFECO Services have their principal place of business at SAFECO Plaza, Seattle, Washington 98185. SAM has its principal place of business at Two Union Square, Seattle, Washington 98101.

SALE AND REDEMPTION OF SHARES

The Portfolio is a series of SAFECO Resource Series Trust, a Delaware business trust, which issues an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series of shares of the Trust without the approval of shareholders.

Shares are sold to the separate accounts of Participating Insurance Companies and may also be sold to Qualified Plans. Shares of the Portfolio are purchased and redeemed at net asset value. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Variable Contract owners and Qualified Plan participants do not deal directly with the Trust with respect to acquisition or redemption of shares. The Board of Trustees of the Trust may refuse to sell shares of the Portfolio to any person, or may suspend or terminate the offering of shares of the Portfolio if such action is required by law or by any regulatory authority having jurisdiction or is, in the sole discretion of the Trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of the Portfolio.

                                    -- 22 --

PERFORMANCE INFORMATION

The Portfolio's yield, total return and average annual total return may be quoted in advertisements. Performance figures are indicative only of past performance and are not intended to represent future investment results. The yield and share price of the Bond Portfolio will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them.

Yield is the annualization on a 360-day basis of the Portfolio's net income per share over a 30-day period divided by the Portfolio's net asset value per share on the last day of the period. Total return is the total percentage change in an investment in the Portfolio, assuming the reinvestment of dividends and capital gains distributions over a stated period of time. Average annual total return is the annual percentage change in an investment in the Portfolio, assuming the reinvestment of dividends and capital gains distributions, over a stated period of time.

RANKINGS

From time to time, the Portfolio may advertise its rankings. Rankings are calculated by independent companies that monitor mutual fund performance (E.G. CDA Technologies, Lipper Analytical Services, Inc. and Morningstar, Inc.) and are reported periodically in national financial publications such as BARRON'S, BUSINESS WEEK, FORBES, INVESTOR'S BUSINESS DAILY, MONEY MAGAZINE and THE WALL STREET JOURNAL. In addition, non-standardized performance figures may accompany the standardized figures described above. Non-standardized figures may be calculated in a variety of ways, including but not necessarily limited to, different time periods and different initial investment amounts. The Portfolio may also compare its performance to the performance of relevant indices. Performance information and quoted rankings are indicative only of past performance and are not intended to represent future investment results.

                                    -- 23 --

OTHER CHARGES

The Portfolio does not impose a sales charge. However, other charges payable by all shareholders include investment advisory fees. These charges affect the Portfolio's calculation of performance information.

PORTFOLIO DISTRIBUTIONS AND TAX INFORMATION

The Portfolio intends to continue to elect and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of Participating Insurance Companies and Qualified Plans) and meeting other requirements of the Internal Revenue Code relating to the sources of its income and diversification of its assets.

The Portfolio is treated as a separate entity for federal income tax purposes and, therefore, the investments and results of the Trust Portfolios are not aggregated for purposes of determining net ordinary income (loss) or net realized capital gains (losses).

All dividends are distributed to shareholders (separate accounts of Participating Insurance Companies and Qualified Plans) and will be automatically reinvested in Trust shares. Dividends and distributions made by the Portfolio to the separate accounts are taxable, if at all, to the Participating Insurance Companies; they are not taxable to Variable Contract owners. Dividends and distributions made by the Portfolio to Qualified Plans are not taxable to the Qualified Plans or to the participants thereunder.

In addition to the diversification requirements in Subchapter M, the Portfolio is required to satisfy diversification requirements of Section 817(h) of the Internal Revenue Code and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the

                                    -- 24 --
insurance company and immediate taxation of the owners of variable annuity and variable life insurance contracts to the full extent of appreciation under the contracts.

Variable Contract owners should refer to the prospectuses relating to their contracts regarding the federal income tax treatment of ownership of such contracts. Also see "Distributions and Tax Information" in the Statement of Additional Information.

SHARE PRICE CALCULATION

The net asset value per share of the Portfolio is determined by subtracting the liabilities of the Portfolio from its assets, valued at market, and dividing the result by the number of outstanding shares. Shares of the Portfolio are sold and redeemed at the net asset value next determined after receipt by the transfer agent of the sales order or request for redemption in good order. There is no sales charge. Net asset value per share is computed as of the close of regular trading of the New York Stock Exchange (normally 1:00 P.M. Pacific Time) each day that the Exchange is open for trading.

Securities are valued based on consideration of information with respect to transactions in similar securities, quotations from dealers and various relationships between securities. Valuations of the Portfolio's securities calculated in a like manner may be obtained from a pricing service. Investments for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

RATINGS SUPPLEMENT

Ratings by Moody's and S&P represent the respective opinions of those organizations as to the investment quality of the rated

                                    -- 25 --
obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

DESCRIPTION OF DEBT RATINGS

MOODY'S

INVESTMENT GRADE:

Aaa -- Judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have, in fact, speculative characteristics as well.

                                    -- 26 --

NON-INVESTMENT GRADE:

Ba -- Judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Have poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C -- The lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P

INVESTMENT GRADE:

AAA -- Highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Very strong capacity to pay interest and repay principal. Differs from the highest rated issues only in small degree.

A -- Strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters,

                                    -- 27 --
adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

NON-INVESTMENT GRADE:

BB, B, CCC, CC, AND C -- Regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

C1 -- Reserved for income bonds on which no interest is being paid.

D -- In payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

PLUS (+) OR MINUS (-): Ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                    -- 28 --

SAFECO RESOURCE SERIES TRUST                                          PROSPECTUS
SAFECO Plaza
Seattle, Washington 98185                                         April 30, 1998

The Money Market Portfolio (or the "Portfolio") described in this Prospectus is a series of the SAFECO Resource Series Trust ("Trust"), an open-end, management investment company consisting of six separate series. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with one another ("Participating Insurance Companies"), for allocation to certain of their separate accounts established for the purpose of funding variable life insurance policies and variable annuity contracts ("Variable Contracts") and may also be offered directly to qualified pension and retirement plans ("Qualified Plans").

This Prospectus sets forth the information a prospective investor should know before investing. PLEASE READ AND RETAIN THE PROSPECTUS FOR FUTURE REFERENCE. A Statement of Additional Information, dated April 30, 1998 and incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available at no charge upon request by calling 1-800-624-5711 or writing SAFECO Securities, Inc., SAFECO Plaza, Seattle, WA 98185. The Statement of Additional Information and other information about the Portfolio is also available on the Securities and Exchange Commission website at http://www.sec.gov. The Statement of Additional Information contains more information about many of the topics in this Prospectus as well as information about the trustees and officers of the Trust.

The MONEY MARKET PORTFOLIO has as its investment objective to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investments in high-quality money market instruments maturing in thirteen months or less. THE MONEY MARKET PORTFOLIO SEEKS TO MAINTAIN A $1.00 PER SHARE NET ASSET VALUE. THERE IS NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL MAINTAIN A STABLE $1.00 PER SHARE NET ASSET VALUE.

There are market risks in all securities transactions. There is no assurance that the Portfolio will achieve its investment objective. See "The Trust and the Portfolio's Investment Policies" for more information.
---------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
---------------------------------------------------------

                                    -- 1 --

PORTFOLIO SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE U.S. GOVERNMENT OR ANY BANK, NOR ARE PORTFOLIO SHARES FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND PORTFOLIO SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

---------------------------------------------------------

NO DEALER, SALESPERSON OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR SAFECO SECURITIES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE TRUST OR BY SAFECO SECURITIES IN ANY STATE IN WHICH SUCH OFFER OR SOLICITATION MAY NOT LAWFULLY BE MADE.

                                    -- 2 --

TABLE OF CONTENTS

                                                                      PAGE
                                                                      -----
Introduction to the Trust and the Portfolio                                 4
Fund Expenses                                                               5
Financial Highlights                                                        8
The Trust and the Portfolio's Investment Policies                          10
Portfolio Manager                                                          17
Information about Share Ownership and Companies that Provide
  Services to the Trust                                                    18
Persons Controlling the Trust                                              21
Sale and Redemption of Shares                                              21
Performance Information                                                    22
Portfolio Distributions and Tax Information                                23
Share Price Calculation                                                    24

                                    -- 3 --

INTRODUCTION TO THE TRUST AND THE PORTFOLIO

The Trust is a series investment company that currently issues shares representing six mutual funds (the "Trust Portfolios"), only one of which, the Money Market Portfolio, is offered through this Prospectus. The Money Market Portfolio is a diversified series of the Trust, an open-end, management investment company that continuously offers to sell and to redeem (buy back) its shares at the current net asset value per share without any sales or redemption charges or 12b-1 fees. (See "Share Price Calculation" for more information.)

Shares of the Portfolio are issued and redeemed in connection with investments in and payments under certain Variable Contracts issued through separate accounts of Participating Insurance Companies. Shares of the Trust may also be offered directly to Qualified Plans. The Participating Insurance Companies and the Qualified Plans may or may not make all of the Trust Portfolios available for investment.

Although the Trust does not foresee any disadvantage to Variable Contract owners arising out of the fact that the Trust may offer its shares to Qualified Plans and for products offered by Participating Insurance Companies, the interests of Variable Contract owners or Qualified Plan participants might at some time be in conflict due to future differences in tax treatment or other considerations. Therefore, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may occur and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance company separate accounts or Qualified Plans might withdraw its investment in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. In addition, the Trust's Board of Trustees may refuse to sell shares of any of the Trust Portfolios to any separate account or Qualified Plan or terminate the offering of shares of any of the

                                    -- 4 --

Trust Portfolios if such action is required by law or regulatory authority or is in the best interests of the shareholders of any Trust Portfolio.

The Portfolio is managed by SAFECO Asset Management Company ("SAM"). SAM is headquartered in Seattle, Washington and managed over $4.3 billion in mutual fund assets as of December 31, 1997. SAM has been an advisor to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. See "Information about Share Ownership and Companies that Provide Services to the Trust" for more information.

There is a risk that the market value of the Portfolios securities may decrease and result in a decrease in the value of a shareholder's investment. The principal risk associated with money market funds is that they may experience a delay or failure in principal or interest payments at maturity of one or more of the portfolio securities. The Money Market Portfolio's yield will fluctuate with general money market interest rates. See "The Trust and the Portfolio's Investment Policies" for more information.

FUND EXPENSES

A.  SHAREHOLDER TRANSACTION EXPENSES FOR THE PORTFOLIO

                SALES LOAD
SALES LOAD      IMPOSED ON
IMPOSED ON      REINVESTED      DEFERRED SALES
 PURCHASES       DIVIDENDS           LOAD         REDEMPTION FEES    EXCHANGE FEES
-----------  -----------------  ---------------  -----------------  ---------------
      NONE            NONE              NONE              NONE              NONE

                                    -- 5 --

B.  ANNUAL OPERATING EXPENSES

(as a percentage of average net assets)

                                                                                                    TOTAL ANNUAL
                                                                    OTHER EXPENSES               OPERATING EXPENSES
                                          MANAGEMENT                    AFTER                          AFTER
PORTFOLIO        12B-1 FEES       +          FEE           +        REIMBURSEMENT         =        REIMBURSEMENT
---------------  -----------             ------------             ------------------             ------------------
Money Market           NONE                 0.64%                          0.00%                          0.64%

During the year ended December 31, 1997, SAFECO Life Insurance Company ("SAFECO Life") paid for or reimbursed all of the Other Expenses of the Money Market Portfolio. Expenses before such reimbursement as a percentage of average net assets were 0.81%.

SAFECO Life Insurance Company will continue to pay all Other Expenses of the Money Market Portfolio until its assets exceed $20 million. Once the Portfolio's net assets exceed $20 million, all of the Other Expenses of the Portfolio will be paid by the Portfolio. (See "Persons Controlling the Trust" for more information.)

C.  EXAMPLE OF EXPENSES

You would pay the following expenses on a $1,000 investment assuming a 5% annual return. The example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed in "Total Annual Operating Expenses After Reimbursement" above remain the same in the years shown.

PORTFOLIO                            1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------  -----------  -----------  -----------  -------------
Money Market                        $       7    $      20    $      36     $      80

The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Portfolio would bear, directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE PORTFOLIO'S ACTUAL EXPENSES OR PERFORMANCE MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS REQUIRED BY SECURITIES AND EXCHANGE

                                    -- 6 --

COMMISSION REGULATIONS APPLICABLE TO ALL MUTUAL FUNDS AND IT IS NOT A PREDICTION OF, NOR DOES IT REPRESENT, PAST OR FUTURE EXPENSES OR THE PERFORMANCE OF THE PORTFOLIO.

                                    -- 7 --

FINANCIAL HIGHLIGHTS

The amounts shown for the Portfolio in the Financial Highlights table that follows are based upon a single share outstanding throughout the period indicated. The following selected data has been derived from financial statements that have been audited by Ernst & Young LLP. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Trust's annual report to shareholders and incorporated by reference in the Trust's Statement of Additional Information. A copy of the Trust's Statement of Additional Information may be obtained by calling the number on the first page of this Prospectus.

                                    -- 8 --

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

SAFECO RESOURCE SERIES TRUST - MONEY MARKET PORTFOLIO

                                                              YEAR ENDED DECEMBER 31
                           1997       1996       1995       1994       1993       1992       1991       1990       1989
                         -------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income        .05        .05        .05        .04        .03        .03        .06        .08        .08
LESS DISTRIBUTIONS:
  Dividends from net
   investment income          (.05)      (.05)      (.05)      (.04)      (.03)      (.03)      (.06)      (.08)      (.08)
                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net asset value at end
  of period              $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total return                 5.08%      4.94%      5.56%      3.65%      2.61%      3.26%      5.67%      7.86%      8.96%
Net assets at end of
  period (000's
  omitted)               $  17,757  $  12,493  $   8,719  $   9,315  $   6,327  $   5,399  $   4,534  $   4,284  $   3,275
Ratio of expenses to
  average net assets          .64%       .62%       .62%       .63%       .64%       .68%       .74%       .73%       .73%
Ratio of expenses to
  average net assets
  before expense
  reimbursements              .81%       .90%       .87%       .87%         --         --         --         --         --
Ratio of net investment
  income to average net
  assets                     4.97%      4.86%      5.32%      3.63%      2.61%      3.23%      5.54%      7.60%      8.55%


                           1988

Net asset value at
  beginning of period    $    1.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income        .07
LESS DISTRIBUTIONS:
  Dividends from net
   investment income          (.07)
                         ---------
Net asset value at end
  of period              $    1.00
                         ---------
                         ---------
Total return                 7.11%
Net assets at end of
  period (000's
  omitted)               $   2,908
Ratio of expenses to
  average net assets          .74%
Ratio of expenses to
  average net assets
  before expense
  reimbursements                --
Ratio of net investment
  income to average net
  assets                     7.00%

                                    -- 9 --

THE TRUST AND THE PORTFOLIO'S INVESTMENT POLICIES

The Trust is a Delaware business trust established by a Trust Instrument dated May 13, 1993. The Trust currently consists of six series, each of which, including the Money Market Portfolio, is a diversified series of the Trust.

The investment objective and investment policies for the Portfolio are described below. The Trust's Board of Trustees may change the Portfolio's objective without shareholder vote, but no such change will be made without 30 days' prior written notice to shareholders of the Portfolio. In the event the Portfolio changes its investment objective, the new objective may not meet the investment needs of every shareholder and may be different from the objective a shareholder considered appropriate at the time of initial investment.

Unless otherwise stated, all investment policies and limitations described below under "Investment Objective and Policies" are non-fundamental and may be changed without shareholder vote. If the Portfolio follows a percentage limitation at the time of investment, a later increase or decrease in values, assets or other circumstances will not be considered in determining whether the Portfolio complies with the applicable policy (except to the extent the change may impact the Portfolio's borrowing limits).

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investments in high-quality money market instruments maturing in thirteen months or less.

To pursue its objective, the Money Market Portfolio:

1. WILL PURCHASE SECURITIES WHICH IN THE OPINION OF SAM,
   OPERATING PURSUANT TO GUIDELINES ESTABLISHED BY THE BOARD

                                    -- 10 --

   OF TRUSTEES, PRESENT MINIMAL CREDIT RISKS AFTER AN EVALUATION OF THE CREDIT QUALITY OF THE ISSUER OR OF ANY ENTITY PROVIDING A CREDIT ENHANCEMENT FOR THE SECURITY. The Portfolio complies with industry-standard guidelines on the quality and maturity of its investments, which are designed to help maintain a stable $1.00 share price. The Portfolio invests in instruments with remaining maturities of 397 days or less (determined in accordance with Rule 2a-7 under the Investment company Act of 1940 (the "1940 Act")) and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

2. MAY INVEST, SUBJECT TO THE MATURITY AND QUALITY
REQUIREMENTS DESCRIBED ABOVE, IN:

   (a)  Commercial paper obligations, including obligations sold pursuant to
        Section 4(2) ("Section 4(2) paper") of the Securities Act of 1933 ("1933 Act"). Section 4(2) exempts from the registration requirements of the 1933 Act securities sold by the issuer in private transactions. Section 4(2) paper may be purchased by the Money Market Portfolio only if SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees. Because Section 4(2) paper is a restricted security, investing in Section 4(2) paper could have the effect of increasing the Money Market Portfolio's illiquidity to the extent buyers are unwilling to purchase the securities. In addition to commercial paper obligations of domestic corporations, the Money Market Portfolio may also purchase dollar-denominated commercial paper issued in the U.S. by foreign entities. While investments in foreign obligations are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the

                                    -- 11 --
        possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the U.S. The Portfolio will purchase such obligations only if in SAM's opinion the obligation is of an investment quality comparable to other obligations which may be purchased by the Money Market Portfolio;

   (b) Negotiable and non-negotiable time deposits and certificates of deposit, bankers' acceptances and other short-term obligations of banks (provided the issuing bank has total assets of at least $1 billion, or in the case of a bank not having total assets of at least $1 billion, the bank is a member of and insured by the Federal Deposit Insurance Corporation in which case the Money Market Portfolio will limit its investment to the statutory insurance coverage);

   (c) Dollar-denominated securities issued by foreign banks (including foreign branches of U.S. banks) provided that in SAM's opinion the security is of an investment quality comparable to other obligations which may be purchased by the Money Market Portfolio; and

   (d) Corporate obligations such as publicly traded bonds, debentures and notes. Bonds and other debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed rate of interest, and must repay the amount borrowed at maturity. The value of bonds and other debt securities will normally

                                    -- 12 --
        vary inversely with interest rates. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise.

3. MAY INVEST IN OBLIGATIONS OF, OR GUARANTEED BY, THE U.S.
   GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES including (a) securities backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills, notes and bonds; (b) securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government but are supported by the issuer's right to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation; and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority. While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

4. MAY INVEST IN VARIABLE AND FLOATING RATE INSTRUMENTS.
   Issuers of floating or variable rate notes include, but are not limited to, corporations, partnerships, the U.S. Government, its agencies and instrumentalities, and municipalities. The interest rates on variable rate instruments reset periodically on specified dates so as to cause the instruments' market value to approximate their par value. The interest rates on floating rate instruments change whenever there is a change in a designated benchmark rate. Variable and floating rate instruments may have optional or mandatory put features. In the case of a mandatory put, the Portfolio would be required to act to keep the instrument.

5. MAY INVEST IN REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys securities at one price and simultaneously agrees to sell them back at a higher price. Delays or losses could result if the counterparty to the

                                    -- 13 --
   agreement defaults or becomes insolvent. The Portfolio will invest no more than 10% of total assets in repurchase agreements that mature in more than seven days.

6. MAY INVEST UP TO 10% OF TOTAL ASSETS IN RESTRICTED
   SECURITIES ELIGIBLE FOR RESALE UNDER RULE 144A ("RULE 144A SECURITIES"), PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the Securities Act of 1933, as amended ("1933 Act"), or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in restricted securities may increase the Portfolio's illiquidity to the extent that qualified institutional buyers or other buyers become, for a time, unwilling to purchase the securities. As a result, the Portfolio may not be able to sell these securities when its investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

7. MAY INVEST IN MORTGAGE- AND ASSET-BACKED SECURITIES.
   Mortgage-backed securities represent interests in pools of mortgage loans and include, but are not limited to, securities issued by the U.S. Government or one of its agencies or instrumentalities such as GNMA, FNMA or FHLMC. Principal is paid back to the Portfolio as payments are made on the underlying mortgages in the pool. Accordingly, the Portfolio receives scheduled monthly principal and interest payments as well as any unscheduled principal prepayments on the underlying mortgages. Unscheduled principal prepayments could lower the overall

                                    -- 14 --
   return of the investment. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline. However, when interest rates fall, mortgage-backed securities have less potential for capital appreciation than comparable fixed income securities and may in fact decrease in value due to the likelihood of increased prepayments of mortgages in times of declining interest rates.

   Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as consumer loans, automobile receivable securities, credit card receivable securities and installment loan contracts. These securities may be pass-through certificates, which are similar to mortgage-backed securities, or they may be asset-backed commercial paper, which is issued by a special purpose entity organized solely to issue the commercial paper and to purchase interests in the assets. There is the risk that one or more of the underlying borrowers may default and that recovery on the repossessed collateral may be unavailable or inadequate to support payments on the defaulted securities. Like mortgage-backed securities, asset-backed securities are subject to prepayment risks, which may reduce the overall return on the investment. The credit quality of these securities depends upon the quality of the underlying assets and the level of credit enhancements, such as letters of credit, provided.

8. MAY PURCHASE OR SELL SECURITIES ON A "WHEN-ISSUED" OR
   "DELAYED-DELIVERY" BASIS. Under this procedure, the Portfolio agrees to acquire or sell securities that are to be issued and delivered against payment in the future, normally 30 to 45 days. The price, however, is fixed at the time of commitment. When the Portfolio purchases when-issued or delayed-delivery securities, it will earmark liquid, high-quality securities in an amount equal in value to the

                                    -- 15 --
   purchase price of the security. Use of these techniques may affect the Portfolio's share price in a manner similar to the use of leveraging.

9. MAY INVEST UP TO 10% OF ITS NET ASSETS IN ILLIQUID
   SECURITIES, WHICH ARE SECURITIES THAT CANNOT BE SOLD WITHIN SEVEN DAYS IN THE ORDINARY COURSE OF BUSINESS FOR APPROXIMATELY THE AMOUNT AT WHICH THEY ARE VALUED. Due to the absence of an active trading market, the Portfolio may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

   The principal risk factor associated with investment in the Money Market Portfolio is that it may experience a delay or failure in principal or interest payments at maturity of one or more of the portfolio securities. The Money Market Portfolio's yield will fluctuate with general money market interest rates.

FUNDAMENTAL POLICIES

The Portfolio is subject to the following fundamental policies which cannot be changed without shareholder vote:

1. MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE
   SECURITIES OF ANY ONE ISSUER, EXCEPT THAT UP TO 100% OF THE PORTFOLIO'S TOTAL ASSETS MAY BE INVESTED IN OBLIGATIONS OF OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES;

2. MAY NOT, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL
   ASSETS, PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES);

3. MAY NOT PURCHASE SECURITIES OF ANY ISSUER (OTHER THAN
   OBLIGATIONS OF, OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS

                                    -- 16 --

   AGENCIES OR INSTRUMENTALITIES) IF SUCH PURCHASE WOULD CAUSE MORE THAN TEN PERCENT (10%) OF ANY CLASS OF SECURITIES OF SUCH ISSUER TO BE HELD BY THE PORTFOLIO;

4. MAY NOT INVEST MORE THAN 25% OF THE TOTAL ASSETS IN ANY
   ONE INDUSTRY. SECURITIES OF FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS ARE CONSIDERED TO BE ONE INDUSTRY. The Portfolio will not concentrate its assets in particular industries. The 25% limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to certificates of deposit or bankers' acceptances issued by domestic banks; and

5. MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY
   PURPOSES FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. The Portfolio will not borrow amounts in excess of 5% of its total assets. The Portfolio intends to exercise its borrowing authority primarily to meet shareholder redemptions under circumstances where redemptions exceed available cash.

For more information, see the "Investment Policies" and "Additional Investment Information" sections of the Trust's Statement of Additional Information.

PORTFOLIO MANAGER

The manager for the Money Market Portfolio is Naomi Urata, Assistant Vice President, SAM. Ms. Urata began serving as portfolio manager for the Portfolio in 1994. Ms. Urata has served as portfolio manager for another SAFECO mutual fund since 1994. From 1993 to 1994 she was a Fixed Income Analyst for SAM. From 1990 to 1993 Ms. Urata was Cash Manager for the Seattle Times newspaper, Seattle, Washington.

The portfolio manager and certain other persons related to SAM and the Portfolio are subject to written policies and

                                    -- 17 --
procedures designed to prevent abusive personal securities trading. Incorporated within these policies and procedures are recommendations made by the Investment Company Institute (the trade group for the mutual fund industry) with respect to personal securities trading by persons associated with mutual funds. Those recommendations include preclearance procedures and blackout periods when certain personnel may not trade in securities that are the same or related securities being considered for purchase or sale by the Portfolio.

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE
TRUST

Shares of the Portfolio represent equal proportionate interests in the assets of the Portfolio and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

Shares of the Trust may be owned by the separate accounts of Participating Insurance Companies and by Qualified Plans (see "Introduction to the Trust and the Portfolio"). Pursuant to the Investment Company Act of 1940 (the "1940 Act"), Participating Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders. See the separate account prospectus for the Variable Contract for more information regarding the pass-through of these voting rights. With respect to Qualified Plans, the Trustees of such plans will vote the shares held by the Qualified Plans, except that in certain cases such shares may be voted by a named fiduciary or an investment manager pursuant to the Employee Retirement Income Security Act of 1974. There is no pass-through voting to the participants in the Qualified Plans.

                                    -- 18 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED)
On any matter submitted to a vote of shareholders, all shares of the Trust Portfolios then issued and outstanding and entitled to vote shall be voted in the aggregate and not by portfolio except for matters concerning only a portfolio. The holders of each share of a Trust Portfolio shall be entitled to one vote for each full share and a fractional vote for each fractional share. Shares of one Trust Portfolio may not bear the same economic relationship to the Trust as shares of another Trust Portfolio.

The Trust does not intend to hold annual meetings of shareholders of the Trust Portfolios. The Trustees will call a special meeting of shareholders of a Trust Portfolio only if required by the 1940 Act, in their written discretion, or upon the written notice of holders of 10% or more of the outstanding shares of the Trust Portfolio entitled to vote.

Under Delaware law, the shareholders of the Trust Portfolios will not be personally liable for the obligations of any Trust Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Trust Portfolio contain a statement that such obligation may only be enforced against the assets of the Trust or the Trust Portfolio and generally provides for indemnification out of the Trust's or the Trust Portfolio's property of any shareholder nevertheless held personally liable for the Trust's or a Trust Portfolio's obligations, respectively.

SAM is the investment adviser for the Portfolio under an agreement with the Trust. Under the agreement, SAM is responsible for the overall management of the Trust's and the Portfolio's business affairs. SAM provides investment research, advice, management and supervision to the Trust and the Portfolio. Consistent with the Portfolio's investment objectives

                                    -- 19 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED) and policies, SAM determines what securities will be purchased, retained or sold by the Portfolio, and implements those decisions. The Portfolio's turnover rate is set forth in the "Financial Highlights" section. The Portfolio's turnover rate will vary from year to year. A high portfolio turnover rate involves correspondingly higher transaction costs in the form of broker commissions, dealer spreads and other costs that the Portfolio will bear directly. The Portfolio pays SAM an annual management fee of .65% of the Portfolio's net assets ascertained each business day and paid monthly.

The distributor of the Portfolio's shares under an agreement with the Trust is SAFECO Securities, Inc. ("SAFECO Securities"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. SAFECO Securities is not compensated by the Trust or the Portfolio for these services.

The transfer, dividend and distribution disbursement and shareholder servicing agent for the Portfolio under an agreement with the Trust is SAFECO Services Corporation ("SAFECO Services"). SAFECO Services is not compensated by the Trust or the Portfolio for these services.

YEAR 2000

Like other mutual funds, financial and business organizations and individuals around the world, the Portfolio could be adversely affected if the computer systems used by its investment adviser or other companies that provide services to the Trust do not properly process and calculate date-related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." SAM, SAFECO Services and SAFECO Securities, Inc. are taking steps they believe are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being

                                    -- 20 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED) taken by each of the Portfolio's other, major service providers. It is not anticipated that the Portfolio will incur any charges or that there will be any difficulties in accurate and timely reporting resulting in the change in year from 1999 to 2000.

PERSONS CONTROLLING THE TRUST

As of February 3, 1998, SAFECO Life Insurance Company ("SAFECO Life") controlled the Money Market Portfolio. SAFECO Life is a stock life insurance company incorporated under the laws of Washington, with headquarters at 15411 N.E. 51st Street, Redmond, Washington. SAFECO Life is a wholly-owned subsidiary of SAFECO Corporation, and is an affiliated company of SAM, SAFECO Securities and SAFECO Services, the investment adviser, principal underwriter and transfer agent, respectively, of the Trust. SAFECO Life advanced all costs for the organization of the Trust. SAFECO Corporation, SAFECO Securities and SAFECO Services have their principal place of business at SAFECO Plaza, Seattle, Washington 98185. SAM has its principal place of business at Two Union Square, Seattle, Washington 98101.

SALE AND REDEMPTION OF SHARES

The Portfolio is a series of SAFECO Resource Series Trust, a Delaware business trust, which issues an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series of shares of the Trust without the approval of shareholders.

Shares are sold to the separate accounts of Participating Insurance Companies and may also be sold to Qualified Plans. Shares of the Portfolio are purchased and redeemed at net asset value. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Variable Contract owners and Qualified

                                    -- 21 --

Plan participants do not deal directly with the Trust with respect to acquisition or redemption of shares. The Board of Trustees of the Trust may refuse to sell shares of the Portfolio to any person, or may suspend or terminate the offering of shares of the Portfolio if such action is required by law or by any regulatory authority having jurisdiction or is, in the sole discretion of the Trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of the Portfolio.

PERFORMANCE INFORMATION

The Portfolio's yield and effective yield may be quoted in advertisements. Performance figures are indicative only of past performance and are not intended to represent future investment results. While the Money Market Portfolio will attempt to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will do so. The yield of the Money Market Portfolio will fluctuate.

Yield is the annualization on a 365-day basis of the Money Market Portfolio's net income over a 7-day period. Effective yield is the annualization on a 365-day basis of the Money Market Portfolio's net income over a 7-day period with dividends reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

RANKINGS

From time to time, the Portfolio may advertise its rankings. Rankings are calculated by independent companies that monitor mutual fund performance (E.G. CDA Technologies, Lipper Analytical Services, Inc. and Morningstar, Inc.) and are reported periodically in national financial publications such as BARRON'S, BUSINESS WEEK, FORBES, INVESTOR'S BUSINESS DAILY, MONEY MAGAZINE and THE WALL STREET JOURNAL. In addition,

                                    -- 22 --
non-standardized performance figures may accompany the standardized figures described above. Non-standardized figures may be calculated in a variety of ways, including but not necessarily limited to, different time periods and different initial investment amounts. The Portfolio may also compare its performance to the performance of relevant indices. Performance information and quoted rankings are indicative only of past performance and are not intended to represent future investment results.

OTHER CHARGES

The Portfolio does not impose a sales charge. However, other charges payable by all shareholders include investment advisory fees. These charges affect the Portfolio's calculation of performance information.

PORTFOLIO DISTRIBUTIONS AND TAX INFORMATION

The Portfolio intends to continue to elect and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of Participating Insurance Companies and Qualified Plans) and meeting other requirements of the Internal Revenue Code relating to the sources of its income and diversification of its assets.

The Portfolio is treated as a separate entity for federal income tax purposes and, therefore, the investments and results of the Trust Portfolios are not aggregated for purposes of determining net ordinary income (loss) or net realized capital gains (losses).

All dividends are distributed to shareholders (separate accounts of Participating Insurance Companies and Qualified Plans) and will be automatically reinvested in Trust shares. Dividends and distributions made by the Portfolio to the

                                    -- 23 --
separate accounts are taxable, if at all, to the Participating Insurance Companies; they are not taxable to Variable Contract owners. Dividends and distributions made by the Portfolio to Qualified Plans are not taxable to the Qualified Plans or to the participants thereunder.

In addition to the diversification requirements in Subchapter M, the Portfolio is required to satisfy diversification requirements of Section 817(h) of the Internal Revenue Code and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of variable annuity and variable life insurance contracts to the full extent of appreciation under the contracts.

Variable Contract owners should refer to the prospectuses relating to their contracts regarding the federal income tax treatment of ownership of such contracts. ALSO SEE "Distributions and Tax Information" in the Statement of Additional Information.

SHARE PRICE CALCULATION

The net asset value per share of the Portfolio is determined by subtracting the liabilities of the Portfolio from its assets, valued at market, and dividing the result by the number of outstanding shares. Shares of the Portfolio are sold and redeemed at the net asset value next determined after receipt by the transfer agent of the sales order or request for redemption in good order. There is no sales charge. Net asset value per share is computed as of the close of regular trading of the New York Stock Exchange (normally 1:00 P.M. Pacific Time) each day that the Exchange is open for trading.

The Money Market Portfolio intends to maintain a net asset value per share of $1.00. There can be no assurance that it will be able to maintain this constant value per share. The shares of the Money Market Portfolio are neither insured, nor

                                    -- 24 --
guaranteed, by the U.S. Government. The Money Market Portfolio's securities are valued on the basis of amortized cost. Amortized cost valuation, which may be used so long as the Board of Trustees believes that it fairly reflects market value, involves valuing a security at its cost and adding or subtracting, ratably to maturity, any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method provides stability of net asset value per share. For additional information concerning the impact of amortized cost on the calculation of net asset value, see "Additional Information Concerning Calculation of Net Asset Value Per Share" in the Statement of Additional Information.

                                    -- 25 --

                             SAFECO RESOURCE SERIES TRUST
                                   EQUITY PORTFOLIO
                                   GROWTH PORTFOLIO
                                 NORTHWEST PORTFOLIO
                            SMALL COMPANY STOCK PORTFOLIO
                                    BOND PORTFOLIO
                                MONEY MARKET PORTFOLIO

                         Statement of Additional Information

                                      ---------


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses for the Portfolios listed above. Copies of the Portfolios' Prospectuses may be obtained by calling 1-800-624-5711 or by writing SAFECO Securities, Inc., S-3 SAFECO Plaza, Seattle, Washington 98185.

The date of the most current Prospectuses to which this Statement of Additional Information relates is April 30, 1998. The date of this Statement of Additional Information is April 30, 1998.


Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with one another ("Participating Insurance Companies"), for allocation to certain of their separate accounts established for the purpose of funding variable life insurance policies and variable annuity contracts, and may also be offered directly to qualified pension and retirement plans ("Qualified Plans"). The Participating Insurance Companies and the Qualified Plans may or may not make all Portfolios described in this Statement of Additional Information available for investment.

                                  TABLE OF CONTENTS


Investment Policies                    3         Additional Performance     20
                                                 Information

Additional Investment Information     10     Trustees and Officers          23

Special Risks of Below Investment     18     Investment Advisory and        26
  Grade Bonds                                Other Services

Principal Shareholders of the         19     Brokerage Practices            28
  Portfolios

                                             Distributions and Tax          29
Additional Information on             19     Information
  Calculation of Net Asset Value
  Per Share                                  Financial Statements           30








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INVESTMENT POLICIES


The Equity Portfolio, Growth Portfolio, Northwest Portfolio, Small Company Stock Portfolio ("Small Company Portfolio"), Bond Portfolio and Money Market Portfolio (collectively, the "Portfolios") are each a series of the SAFECO Resource Series Trust ("Trust"). The investment policies of the Portfolios are described in each Portfolio's Prospectus and this Statement of Additional Information. These policies state the investment practices that each Portfolio will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities (E.G., common stock, U.S. Government securities or bonds) a Portfolio may purchase are also disclosed in its Prospectus. Before a Portfolio purchases a security that the following policies permit but which is not currently described in its Prospectus, its Prospectus will be amended or supplemented to describe the security. The following information supplements the discussion of investment policies and limitations in each Portfolio's Prospectus.


Each Portfolio's fundamental policies may not be changed without the approval of a majority of its outstanding voting securities as defined in the Investment Company Act of 1940 ("1940 Act"). For purposes of such approval, the vote of a majority of the outstanding voting securities of a Portfolio means the vote, at a meeting of the shareholders of such Portfolio duly called, (i) of 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
(ii) of more than 50% of the outstanding voting securities, whichever is less.

FUNDAMENTAL INVESTMENT POLICIES OF THE EQUITY PORTFOLIO, GROWTH PORTFOLIO, NORTHWEST PORTFOLIO, BOND PORTFOLIO AND MONEY MARKET PORTFOLIO

Each Portfolio will NOT:

 1. Invest more than five percent (5%) of any Portfolio's total assets in the securities of any one issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities), except (i) with respect to the Equity, Growth, Northwest, Bond and Money Market Portfolios, up to twenty-five percent (25%) of the value of each Portfolio's assets (not including securities issued by another investment company) may be invested without regard to this limit and (ii) with respect to the Bond and Money Market Portfolios, up to one hundred percent (100%) of total assets may be invested in obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities.

 2. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies and instrumentalities) if such purchase would cause more than ten percent (10%) of any class of securities of such issuer to be held by a Portfolio.

 3.  a.   With respect to the Equity, Growth, Northwest and Money Market
          Portfolios, concentrate its investments in particular industries and in no event will the respective Portfolio invest twenty-five (25%) or more of its assets in any one industry. Securities of foreign banks and foreign branches of U.S. banks are considered to be one industry. This limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to certificates of deposit or bankers' acceptances issued by domestic banks.


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

     b. With respect to the Bond Portfolio, invest more than twenty-five percent (25%) of its assets in securities of issuers in the same industry. This restriction does not apply to mortgage-related securities or to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 4. Invest more than five percent (5%) of the total assets of any Portfolio in securities of issuers which with their predecessors have a record of less than three years continuous operation.

 5. Make loans to others, except through the purchase of publicly-distributed debt obligations or repurchase agreements.

 6. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to a Portfolio from commercial banks, and then only for temporary or emergency purposes and not for investment purposes, and in an amount not exceeding five percent (5%) of a Portfolio's assets at the time of borrowing.

 7. Make short sales (sales of securities not presently owned) or purchase securities on margin, except where the Trust has at the time of the sale by virtue of its ownership in other securities the right to obtain securities equivalent in kind and amount to the securities sold and except for such short-term credits as are necessary for the clearance of transactions, respectively.

 8. Purchase or retain the securities of any issuer any of whose officers, directors or security holders is an officer or trustee of the Trust if, or so long as, any such officer or trustee owns beneficially more than one-half (1/2) of one percent (1%) of such securities and the officers or trustees of the Trust, together own beneficially more than five percent (5%) of such securities.

 9. Invest in commodities or commodity futures contracts or in real estate, except the Trust may invest in securities which are secured by real estate and securities which are of issuers which invest in or deal in real estate.

10. Underwrite securities issued by others, except to the extent that the Trust may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

11.  Issue or sell any senior security.

12. Purchase from or sell portfolio securities to any officer or director, the Trust's investment adviser, principal underwriter or any affiliates or subsidiaries thereof.

FUNDAMENTAL INVESTMENT POLICIES OF THE SMALL COMPANY PORTFOLIO

The Small Company Portfolio will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Small Company Portfolio's total assets would be invested in the securities of such issuer or the Small Company Portfolio would own or hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the Small Company Portfolio may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Small Company Portfolio that come to exceed this amount shall be reduced within three business days to the extent necessary to comply with the 33 1/3% limit. "Business Day" means any day the New York Stock Exchange is open for trading;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Small Company Portfolio may be deemed an underwriter under federal securities laws;

4. Issue senior securities, except as permitted under the 1940 Act, the rules or regulations promulgated thereunder or pursuant to a no-action letter or an exemptive order issued by the Securities and Exchange Commission;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Small Company Portfolio's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Small Company Portfolio may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.   Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, each Portfolio has adopted the non-fundamental policies described below that may be changed by the Trust's Board of Trustees without shareholder approval.

NON-FUNDAMENTAL INVESTMENT POLICIES OF THE EQUITY PORTFOLIO, GROWTH PORTFOLIO, NORTHWEST PORTFOLIO, BOND PORTFOLIO AND MONEY MARKET PORTFOLIO

 1. A Portfolio may not participate on a joint or joint and several basis in any trading account in securities, except that a Portfolio may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates.

 2. A Portfolio may not purchase securities with unlimited liability, I.E., securities for which the holder may be assessed for amounts in addition to the subscription or other price paid for the security.


 3. The Equity, Bond and Money Market Portfolios may not purchase or sell put or call options or combinations thereof.


 4. The Growth and Northwest Portfolios may not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of the Portfolio's aggregate investment in such classes of securities would exceed 5% of its total assets.

 5. A Portfolio may not invest in oil, gas or other mineral exploration or development programs or in arbitrage transactions.

 6. A Portfolio may not trade in foreign exchange, except as may be necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

 7. A Portfolio may not enter into a repurchase agreement for longer than seven days, except that the Money Market Portfolio may invest up to 10% of its total assets in repurchase agreements that mature in more than 7 days.

 8. A Portfolio may not purchase the securities of any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. A Portfolio will not invest more than ten percent (10%) of its total assets in shares of other investment companies, invest more than five percent (5%) of its total assets in a single investment company nor purchase more than three percent (3%) of the outstanding voting securities of a single investment company. The Trust's investment adviser will waive its advisory fees for assets invested in other investment companies.

 9. The Trust's Equity, Growth, Northwest and Bond Portfolios may purchase as temporary investments for their cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the limitations in subparagraph 8 above), repurchase agreements (subject to the limitations in subparagraph 7 above) or any other short-term instrument that the Trust's investment adviser deems appropriate.

     Commercial paper must be rated A-1 or A-2 by Standard & Poor's Ratings Group ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moodys") or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa or higher by Moody's.

10. While the Trust will not engage primarily in trading in the Equity, Growth, Northwest and Bond Portfolios for the purpose of short-term profits, it may at times make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment procedures. The Trust will dispose of securities whenever it is deemed advisable without regard to the length of time the securities have been held.

11. The Trust's Money Market Portfolio may invest in short-term instruments, or long-term instruments with characteristics qualifying them as short-term instruments, which at the time of purchase are rated in the highest rating category by at least two nationally recognized rating organizations or, if rated by only one organization, are rated in the highest category by that organization, and which in the opinion of the Money Market Portfolio's investment adviser present minimal credit risks.

12. The Trust's Money Market Portfolio may invest in short-term instruments, or long-term instruments with characteristics qualifying them as short-term instruments, which at the time of purchase are split-rated (i.e. rated in the highest category by one nationally recognized rating organization and the second highest category by at least one other such organization), are rated in the second highest rating category by at least two nationally recognized rating organizations or, if rated by only one organization are rated in the second highest category by that organization and which in the opinion of the Money Market Portfolio's investment adviser present minimal credit risks. However, the Money Market Portfolio may invest no more than five percent (5%) of total assets in these securities and may invest only the greater of $1 million or one percent (1%) of total assets in such securities from the same issuer.

13. The Trust's Money Market Portfolio may invest in short-term instruments, or long-term instruments with characteristics qualifying them as short-term instruments, which are unrated if such securities are determined to be comparable in quality to securities rated as described in paragraphs 11 and 12 and which in the opinion of the Money Market Portfolio's investment adviser present minimal credit risks. The Money Market Portfolio will invest no more than twenty percent (20%) of total assets in unrated securities which in SAM's opinion are comparable to securities in the highest rating category. Purchases of unrated securities which in SAM's opinion are comparable to split-rated securities are subject to the five percent (5%) and one percent (1%) limitations described in paragraph 12.

14. Subject to the maturity requirements stated in the Money Market Portfolio's investment objective and the quality and credit risk requirements set forth in paragraphs 11-13, the Money Market Portfolio may purchase the following types of securities:


     a.   Commercial paper obligations.

     b. Negotiable and non-negotiable time deposits and certificates of deposit, bankers' acceptances and other short-term debt obligations of banks. The Money Market Portfolio will not invest in any security issued by a commercial bank unless (a) the bank has total assets of at least $1 billion or the equivalent in other currencies or, in the case of United States banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal sum of such investment is insured in full by the Federal Deposit Insurance Corporation (FDIC), (b) in the case of a United States bank, it is a member of the FDIC, and (c) in the case of a foreign bank, the security is in the opinion of management of an investment quality comparable with other debt securities which may be purchased by the Money Market Portfolio. These limitations do not prohibit investment in securities issued by foreign branches of U.S. banks, provided the U. S. banks meet the foregoing requirements.

     c. Corporate obligations such as publicly-traded bonds, debentures and notes.


15. The Trust may not invest more than five percent (5%) of the net assets of the Equity, Growth and Northwest Portfolios in warrants valued at the lower of cost or market. Warrants acquired as a result of unit offerings or attached



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

     to securities may be deemed without value for purposes of the five percent (5%) limitation.


16.  A Portfolio will not issue long-term debt securities.

17. A Portfolio will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

18. The Growth Portfolio will normally invest a preponderance of assets in common stocks selected primarily for potential appreciation. The Northwest Portfolio will invest primarily in shares of common stock selected primarily for potential appreciation that have been issued by Northwest companies. In determining these common stocks which have the potential for long-term growth, the Trust's investment adviser will evaluate the issuer's financial strength, quality of management and earnings power.

19. The Northwest Portfolio may occasionally invest in securities convertible into common stock when, in the opinion of SAM, the expected total return of a convertible security exceeds the expected total return of common stock eligible for purchase by the Portfolio.

20. The Equity Portfolio may invest up to ten percent (10%) of its total assets in shares of real estate investment trusts ("REITs"). The Growth and Northwest Portfolios may invest up to five percent (5%) of their total assets in shares of real estate investment trusts ("REITs").

21. The Equity Portfolio may invest up to 5% of total assets in closed-end investment companies and investment trusts (other than REITS).

22. The Equity Portfolio may purchase fixed-income securities in accordance with business and financial conditions.

23. The Bond and Money Market Portfolios may invest up to 10% of total assets in restricted securities eligible for resale under Rule 144A ("Rule 144A securities"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

24. The Equity, Growth and Northwest Portfolios may invest in Rule 144A securities, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Equity, Growth and Northwest Portfolios may each invest up to 10% of their respective total assets in 144A securities that are illiquid.


25. The Equity, Growth, Northwest and Money Market Portfolios of the Trust may not purchase foreign securities, unless at the time thereof, such purchase would not cause more than five percent (5%) of the total assets of a Portfolio (taken at market value) to be invested in foreign securities. This restriction does not apply to the Bond Portfolio.

WHILE THE TRUST CAN INVEST IN THE TYPES OF SECURITIES OR ENGAGE IN THE PRACTICES WHICH FOLLOW IF THE APPLICABLE LIMITATIONS ARE MET, IT HAS NO PRESENT INTENTION TO DO SO IN THE COMING YEAR. BEFORE THE TRUST PURCHASES THESE TYPES OF SECURITIES OR ENGAGES IN THESE PRACTICES WITHIN THE ALLOWED LIMITS, THE PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO IDENTIFY OR DESCRIBE THE SECURITY.

26.  A Portfolio may not pledge, mortgage or hypothecate portfolio securities,



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

     except that to secure borrowings permitted by the fundamental policy on borrowing, a Portfolio may pledge securities having a market value at the time of the pledge not exceeding ten percent (10%) of the Portfolio's net assets.

NON-FUNDAMENTAL INVESTMENT POLICIES OF THE SMALL COMPANY PORTFOLIO

 1. The Small Company Portfolio will not make short sales (sales of securities not presently owned), except where the Portfolio has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold;

 2. The Small Company Portfolio will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter;

 3. The Small Company Portfolio will not invest in oil, gas or other mineral exploration, development programs or leases;

 4. The Small Company Portfolio will not invest more than 5% of its net assets in warrants. Warrants acquired by the Portfolio in units or attached to securities are not subject to the 5% limit;

 5. The Small Company Portfolio will not invest more than 10% of its total assets in real estate investment trusts, nor will the Portfolio invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on the Nasdaq Stock Market if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Portfolio's net assets;

 6. The Small Company Portfolio will not purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margin;

 7. The Small Company Portfolio may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Portfolio will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding;

 8. The Small Company Portfolio will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

 9. The Small Company Portfolio will not make loans to any person, firm or corporation, but the purchase by the Portfolio of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Portfolio, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section;


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

10. The Small Company Portfolio will not purchase or retain the securities of any issuer if, to the knowledge of the Portfolio's management, the officers and Trustees of the Trust and the officers and directors of the investment adviser to the Portfolio (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer;


11. The Small Company Portfolio may invest in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Portfolio may invest up to 10% of its total assets in 144A securities that are illiquid.


12. The Small Company Portfolio shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Portfolio may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held;

13. The Small Company Portfolio will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Portfolio's total assets to be invested in the securities of such companies;

14. The Small Company Portfolio will not purchase puts, calls, straddles, spreads or any combination thereof, if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; and

15. The Small Company Portfolio will not purchase or sell commodities or commodity contracts.

ADDITIONAL INVESTMENT INFORMATION

Unless otherwise noted, each Portfolio may make some or all of the following investments, among others, although they may not buy all of the types of securities that are described.

 1. RESTRICTED SECURITIES AND RULE 144A SECURITIES. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act") or, if they are unregistered, pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the Securities and Exchange Commission ("SEC") has adopted Rule 144A under the 1933 Act, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

     Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

 2. REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Portfolio purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. A Portfolio maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to a Portfolio if the other party to a repurchase agreement becomes bankrupt. Each Portfolio intends to enter into repurchase agreements only with banks and dealers in transactions believed by SAM to present minimum credit risks in accordance with guidelines established by the Trust's Board of Trustees. SAM will review and monitor the creditworthiness of those institutions under the general supervision of the Board of Trustees.

 3. ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. The Portfolios do not intend to purchase illiquid securities but the market for some securities may become illiquid following purchase by a Portfolio. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities pursuant to guidelines adopted by the Trust's Board of Trustees.

 4. WARRANTS. A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges.

     Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Portfolio could lose all of its principal investment in the warrant.

     A Portfolio will invest in a warrant only if the Portfolio has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Portfolio will purchase the warrant only if it is attached to a security in which the Portfolio has authority to invest. In all cases, a Portfolio will purchase warrants only after SAM determines that, in its opinion, the exercise price for the underlying common stock is likely to be achieved within the required time-frame and that an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

 5. REAL ESTATE INVESTMENT TRUSTS. Real estate investment trusts ("REITs") purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes REITs attempt to qualify for beneficial tax treatment by distributing at least 95% of their taxable income. If a REIT were unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and distributions to its shareholders would not be deductible by it in computing its taxable income.

     REITs are dependent upon the successful operation of the properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cashflow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally there is a greater risk associated with REITs which are highly leveraged.

 6. CONVERTIBLE SECURITIES. Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

 7. YANKEE DEBT SECURITIES AND EURODOLLAR BONDS. (Equity, Growth, Northwest, Bond and Money Market Portfolios only.) The Yankee Sector is made up of securities issued in the U.S. by foreign issuers. These bonds involve investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the remittance of amounts due a Portfolio, lack of comparable publicly-available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and finally, difficulty in enforcing claims against foreign issuers in the event of default.

     SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, it may not always be able to do so.

     Eurodollar Bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond markets and denominated in U.S. dollars. Eurodollar bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Eurodollar Bonds issued by foreign issuers also are subject to the same risks as Yankee Sector bonds.


 8. MORTGAGE-BACKED SECURITIES. (Bond and Money Market Portfolios only.) Unlike conventional bonds, the principal with respect to mortgage-backed securities is paid back over the life of the loan rather than at maturity. Consequently, the Portfolio will receive monthly scheduled payments of both principal and interest. In addition, the Portfolio may receive unscheduled prepayments on the underlying mortgages. Since the Portfolio must reinvest scheduled and unscheduled principal payments at prevailing interest rates and such interest rates may be higher or lower than the current yield of the Portfolio's portfolio, mortgage-backed securities may not be an effective means to lock in long-term interest rates. In addition, while prices of mortgage-backed securities, like conventional bonds, are inversely affected by changes in interest rate levels, because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall.

     The rate of interest payable on collateralized mortgage obligation ("CMO") classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or at a discount from, par value. There is the risk that the Portfolio may fail to recover any premium it pays due to market conditions and/or mortgage prepayments. A Portfolio will not invest in interest-only or principal-only classes -- such investments are extremely sensitive to changes in interest rates.

     Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, a CMO may be structured so that its yield moves in the same direction as market interest rates - I.E., the yield may increase as rates increase and decrease as rates decrease - but may do so more rapidly or to a greater degree. Other CMO classes may be structured to pay floating interest rates that either move in the same direction or the opposite of short-term interest rates. The market value of such securities may be more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics.

 9. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES (Money Market and Small Company Portfolios only). Under this procedure, a Portfolio agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Portfolio prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Portfolio bears the risk of such fluctuation from the date of purchase. A Portfolio may dispose of its interest in those securities before delivery.


10. SHORT-TERM INVESTMENTS. The Equity, Growth, Northwest and Bond Portfolios may purchase short-term securities under those circumstances where they have cash to manage for a short-term time period or as a defensive measure when, in the investment adviser's opinion, business or economic conditions warrant. Certificates of deposit must be issued by banks or savings and loan associations which have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation in which case the Portfolio will limit its investment to the statutory insurance coverage.


11. FOREIGN SECURITIES. Foreign securities are securities issued in and traded in foreign markets and contain greater risks (including currency risk) than securities issued in and traded in U.S. markets. The Equity, Growth, Northwest and Money Market Portfolios may not purchase foreign securities, unless at the time thereof, such purchase would not cause more than five percent (5%) of the total assets of a Portfolio (taken at market value) to be invested in foreign securities. The Money Market Portfolio may purchase dollar-denominated commercial paper issued in the U.S. by foreign entities (as described in the Prospectus). The Small Company Stock Portfolio may invest up to 10% of its total assets (taken at market value) in foreign securities. The Bond Portfolio may invest up to 30% of its total assets(taken at market value) in foreign securities. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the U.S.


12. ASSET-BACKED SECURITIES. (Equity, Growth, Northwest, Bond and Money Market Portfolios only.) Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as (but not limited to) consumer loans, automobile receivable securities, credit card receivable securities, and installment loan contracts. The assets underlying the securities are securitized through the use of trusts and special purpose corporations. These securities may be supported by credit enhancements such as letters of credit. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. Repossessed collateral may be unavailable or inadequate to support payments on defaulted asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.

     Automobile receivable securities represent undivided fractional interests in a trust whose assets consist of a pool of automobile retail installment sales contracts and security interests in vehicles securing the contracts. Payments of principal and interest on the certificates issued by the automobile receivable trust are passed through periodically to certificate holders and are generally guaranteed up to specified amounts by a letter of credit issued by a financial institution. Certificate holders may experience delays in payments or losses if the full amounts due on the underlying installment sales contracts are not realized by the trust because of factors such as unanticipated legal or administrative costs of enforcing the contracts, or depreciation, damage or loss of the vehicles securing the contracts.

     Credit card receivable securities are backed by receivables from revolving credit card accounts. Certificates issued by credit card receivable trusts generally are pass-through securities. Competitive and general economic factors and an accelerated cardholder payment rate can adversely affect the rate at which new receivables are credited to an account, potentially shortening the expected weighted average life of the credit card receivable security and reducing its yield. Credit card accounts are unsecured obligations of the cardholder.

13. OPTIONS ON EQUITY SECURITIES. (Growth, Income, Northwest and Small Company Portfolios only.) The Growth, Income, Northwest and Small Company Portfolios may purchase and write (i.e., sell) covered call options. A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price.


     The Portfolios will write call options on stocks only if they are covered, and such options must remain covered so long as a Portfolio is obligated as a writer. A call option is "covered" only if at the time the Portfolio writes the call, the Portfolio holds on a share-for-share basis the same security as the call written. A Portfolio must maintain such security in its portfolio from the time the Portfolio writes the call option until the option is exercised, terminated or expires. The Portfolios' use of options on equity securities is subject to certain special risks including the risk that the market value of the security will move adversely to the Portfolio's option position.


     The Portfolios may effect "closing purchase transactions." If a Portfolio, as a writer of an option, wishes to terminate the obligation, it may effect a closing purchase transaction by buying an option of the same series as the option previously written. A Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Portfolio. There is no guaranty that closing purchase transactions can be effected.


     The Portfolios' use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Portfolio's option position. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options. If a Portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


     Reasons for the absence of a liquid secondary market on an exchange can include any of the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange;
     (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.


14. OPTIONS ON STOCK INDICES. (Growth, Income, Northwest and Small Company Portfolios only.) The Growth, Income, Northwest and Small Company Portfolios may purchase put and call options on stock indices. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. The amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.


     The Portfolios do not intend to invest more than 5% of their net assets at any one time in the purchase of puts and calls on stock indices. The Portfolios may effect "closing sale transactions," whereby a Portfolio may liquidate its position in an option it holds by selling an option of the same series as the option previously purchased. A Portfolio will realize a profit from a closing transaction if the price of the transaction is more than the premium paid to purchase the option. There is no guaranty that closing sale transactions can be effected.


     Investment in options on stock indices will be subject to the same risks as investment in options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Portfolios would not be able to close out options that they had purchased and, if restrictions on exercise were imposed, a Portfolio might be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. The Portfolios generally will select stock indices that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.


     Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability of the Portfolios to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. The Portfolios will not purchase any index option contract unless and until the Portfolios' investment adviser believes the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.


     There are other special risks involved in purchasing put and call options on stock indices. If a Portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Portfolio may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


15. COMMERCIAL PAPER AND CERTIFICATES OF DEPOSIT. (Small Company Portfolio only.) In making temporary investments in commercial paper and certificates of deposit, the Portfolio will adhere to the following guidelines:


       a) Commercial paper must be rated A-1 or A-2 by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P") or Prime-1 or Prime-2 by Moody's Investors Services, Inc. ("Moody's") or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.

       b) Certificates of deposit ("CDs") must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation ("FDIC").


16. CONTINGENT VALUE RIGHTS. (Small Company Portfolio only.) A contingent value right ("CVR") is a right issued by a corporation that takes on a pre-established value if the underlying common stock does not attain a target price by a specified date. Generally, a CVR's value will be the difference between the target price and the current market price of the common stock on the target date. If the common stock does attain the target price by the date, the CVR expires without value. CVRs may be purchased and sold as part of the underlying common stock or separately from the stock. CVRs may also be issued to owners of the underlying common stock as the result of a corporation's restructuring.


17. SOVEREIGN DEBT OBLIGATIONS. (Small Company Portfolio only.) Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.


18. INDEXED SECURITIES. (Small Company Portfolio only.) Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities or other financial indicators. Indexed securities generally are debt securities whose value at maturity or interest rate is determined by reference to a specific instrument or statistic. Currency-indexed securities generally are debt securities whose maturity values or interest rates are determined by reference to values of one or more specified foreign currencies. Currency-indexed securities may be positively or negatively indexed; I.E., their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of different foreign securities relative to each other.


     The performance of an indexed security depends largely on the performance of the security, currency or other instrument to which they are indexed. Performance may also be influenced by interest rate changes in the United States and foreign countries. Indexed securities additionally are subject to credit risks associated with the issuer of the security. Their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may also be more volatile than their underlying instruments.


19. SHORT SALES AGAINST THE BOX. (Small Company Portfolio only.) The Portfolio may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Portfolio owns an equal amount of such securities or an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"). If the Portfolio engages in short sales against the box, it will incur transaction costs.


SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS

The Bond Portfolio may invest up to 20% of its assets in below investment grade bonds (commonly referred to as "high-yield" or "junk" bonds). Certain additional risks are associated with these bonds. Yields on below investment grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds which primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment grade bonds may experience financial difficulties which adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load which in turn might cause a Portfolio to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

The liquidity and price of below investment grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact the Portfolio's ability to dispose of the bonds as well as make valuation of the bonds more difficult. Because there tend to be fewer investors in below investment grade bonds, it may be difficult for the Portfolio to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.

PRINCIPAL SHAREHOLDERS OF THE PORTFOLIOS


At February 3, 1998 SAFECO Life Insurance Company ("SAFECO Life") owned the following percentages of the outstanding shares of the Portfolios listed:

Equity              96.87%
Growth              94.75%
Northwest             100%
Bond                  100%
Money Market          100%
Small Company         100%

     SAFECO Life is a Washington corporation and a wholly-owned subsidiary of SAFECO Corporation. SAFECO Corporation, also a Washington corporation, has its principal place of business at SAFECO Plaza, Seattle, WA 98185. SAFECO Life has its principal place of business at 15411 N.E. 51st Street, Redmond, Washington.


ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

The portfolio instruments of the Money Market Portfolio are valued on the basis of amortized cost. The valuation of the Money Market Portfolio securities based upon its amortized cost and the maintenance of its net asset value per share at $1.00 is permitted pursuant to Rule 2a-7 under the 1940 Act. Pursuant to that rule, the Money Market Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only securities having remaining maturities of thirteen months or less and invest only in securities determined by SAM under guidelines adopted by the Board of Trustees to be of high quality with minimal credit risks. The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price-per-share as computed for the purpose of sales and redemptions at $1.00. These procedures include a review of the Portfolio's holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Portfolio's net asset value per share, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing contract owners. In the event the Board of Trustees determines that such a deviation exists, it will take such corrective action as it regards as necessary and appropriate, including, but not limited to: selling portfolio investments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing the net asset value per share by using available market quotations.


Short-term debt securities held by each Portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value up until the 61st day prior to maturity. All other securities and assets held by the Portfolios will be appraised in accordance with those procedures established by the Board of Trustees in good faith in computing the fair market value of those assets.

ADDITIONAL PERFORMANCE INFORMATION

EQUITY, GROWTH, NORTHWEST, BOND AND SMALL COMPANY PORTFOLIOS

The yield for the 30-day period ended December 31, 1997 for the Bond Portfolio was 3.87%

Yield is computed using the following formula:

                                 a-b   6
                     Yield = 2 [(---+1)   - 1]
                                 cd

     Where: a = dividends and interest earned during the period

            b = expenses accrued for the period (net of reimbursements)

            c = the average daily number of shares outstanding during
                the period that were entitled to receive dividends

            d = the maximum offering price per share on the last day of the period

The total returns, expressed as a percentage, for the one-year, five-year, and ten-year periods ended December 31, 1997 for the Equity and Bond Portfolios were as follows:




Portfolio           1 Year         5 Year              10 Year

 Equity             24.85%         179.25%             480.97%
 Bond                8.41%          37.86%             113.09%
113.0




The total returns, expressed as a percentage, for the one-year, and since effective date periods ended December 31, 1997 for the Growth and Northwest

Portfolios were as follows:



                         Since               # of
Portfolio      1 Year    Effective Date      Months    Effective Date
---------      ------    --------------      ------    --------------

Growth         44.55%        305.87%         59        January 7, 1993
Northwest      31.02%        63.14%          59        January 7, 1993



The total return, expressed as a percentage, for the eight-month period ended December 31, 1997 for the Small Company Portfolio was 28.40

The average annual total returns, expressed as a percentage, for the one-, five- and ten-year periods ended December 31, 1997 for the Equity and Bond Portfolios were as follows:



Portfolio      1 Year         5 Year         10 Year

Equity         24.85%         22.80%         19.24%
Bond           8.41%          6.63%          7.86%



The average annual total returns, expressed as a percentage, for the one-year and since effective date periods ended December 31, 1997 for the Growth and Northwest Portfolios were as follows:



                         Since               # of
Portfolio      1 Year    Effective Date     Months    Effective Date
---------      ------    --------------     ------    --------------

Growth         44.55%         32.97%           59      January 7, 1993
Northwest      31.02%         10.47%           59      January 7, 1993




The total return is computed using the following formula:

               ERV-P
          T = ------- X 100
                 P

The average annual total return is computed using the following formula:

                        -----
               A =( n\/ ERV/P - 1) x 100


          Where: T = total return

                 A = average annual total return

                 n = number of years

               ERV = ending redeemable value of a hypothetical
                     $1,000 investment at the end of a specified period of time

                 P = a hypothetical initial investment of $1,000

In making the above calculations, all dividends and capital-gain distributions are assumed to be reinvested at the respective Portfolio's NAV on the reinvestment date.

MONEY MARKET PORTFOLIO:


The yield and effective yield for the Money Market Portfolio of the Trust for the 7-day period ended December 31, 1997, are 3.55% and 3.61%, respectively.


Yield is computed using the following formula:

                       (x-y) -z                          365
               Yield = [------ ] = Base Period Return X -----
                           y                              7

           Where: x = value of one share at the end of a 7-day period

                  y = value of one share at the beginning of a 7-day
                      period ($1.00)

                  z = capital changes during the 7-day period, if any

Effective yield is computed using the following formula:

     Effective yield = [(Base Period Return + 1) 365/7 ] -1

The Portfolios may occasionally reproduce articles or portions of articles about the Portfolios written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to BARRONS, BUSINESS WEEK, FABIANS, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S, MONEY MAGAZINE, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS FORECASTER, MUTUAL FUNDS MAGAZINE, NEWSWEEK, PENSIONS & INVESTMENTS, RUCKEYSER'S MUTUAL FUNDS, TELESWITCH, TIME MAGAZINE, U.S. NEWS AND WORLD REPORT, YOUR MONEY AND THE WALL STREET JOURNAL).

Each Portfolio may present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment adviser (SAM) or the investment adviser's parent company (SAFECO Corporation) or (iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage the Portfolio, the research methodologies underlying securities selection and a Portfolio's investment objective and (iv) information about particular securities held by a Portfolio.

From time to time, each Portfolio may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Portfolio's investment style (including but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.

In addition, each Portfolio may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and on how the portfolio manager will or has addressed such conditions.

TRUSTEES AND OFFICERS

 Name, Address and Age   Position(s) Held         Principal Occupations(s)
                             with the               During Past 5 Years
                              Trust

 Boh A. Dickey*         Chairman and Trustee   President, Chief Operating
 SAFECO Plaza                                  Officer, and Director of SAFECO
 Seattle, WA 98185                             Corporation. Previously,
 (53)                                          Executive Vice President and
                                               Chief Financial Officer. He has
                                               been an executive officer of
                                               SAFECO Corporation subsidiaries
                                               since 1982. See table under
                                               "Investment Advisory and Other
                                               Services."

 Barbara J. Dingfield   Trustee                Manager, Corporate Contributions
 Microsoft Corporation                         and Community Programs for
 One Microsoft Way                             Microsoft Corporation, Redmond,
 Redmond, WA 98052                             Washington, a computer software
 (52)                                          company; Director and former
                                               Executive Vice President of
                                               Wright Runstad & Co., Seattle,
                                               Washington, a real estate
                                               development company; Director of
                                               First SAFECO National Life
                                               Insurance Company of New York.

 David F. Hill*         President              President of SAFECO Securities,
 SAFECO Plaza           Trustee                Inc. and SAFECO Services
 Seattle, WA 98185                             Corporation; Senior Vice
 (49)                                          President of SAFECO Asset
                                               Management Company. See table
                                               under "Investment Advisory and
                                               Other Services."

 Richard W. Hubbard     Trustee                Retired Vice President and
 1270 NW Blakely Ct.                           Treasurer of the Trust and other
 Seattle, WA 98177                             SAFECO Trusts; retired Senior
 (68)                                          Vice President and Treasurer of
                                               SAFECO Corporation; former
                                               President of SAFECO Asset
                                               Management Company; Director of
                                               First SAFECO National Life
                                               Insurance Company of New York;
                                               Member of Diocese of Olympia
                                               Investment Committee.

 Richard E. Lundgren    Trustee                Director of Marketing and
 764 S. 293rd Street                           Customer Relations, Building
 Federal Way, WA 98032                         Materials Distribution,
 (60)                                          Weyerhaeuser Company, Tacoma,
                                               Washington; Director of First
                                               SAFECO National Life Insurance
                                               Company of New York.

 Larry L. Pinnt         Trustee                Retired Vice President and Chief
 1600 Bell Plaza,                              Financial Officer U.S. WEST
 Room 1802                                     Communications, Seattle,
 Seattle, WA 98191                             Washington; Member of University
 (63)                                          of Washington Medical Center

                                               Board, Seattle, Washington;
                                               Director of Cascade Natural Gas
                                               Corporation, Seattle,
                                               Washington; Director of First
                                               SAFECO National Life Insurance
                                               Company of New York.

 John W. Schneider      Trustee                President of Wallingford Group,
 1808 N. 41st St.                              Inc., Seattle, Washington;
 Seattle, WA 98103                             former President of Coast
 (56)                                          Hotels, Inc., Seattle,
                                               Washington; Director of First
                                               SAFECO National Life Insurance
                                               Company of New York.

 Neal Fuller            Vice President         Vice President, Controller,
 SAFECO Plaza           Controller             Assistant Secretary and
 Seattle, WA 98185      Assistant              Treasurer of SAFECO Securities,
 (35)                   Secretary              Inc. and SAFECO Services
                                               Corporation; Vice President,
                                               Controller, Secretary and
                                               Treasurer of SAFECO Asset
                                               Management Company. See table
                                               under "Investment Advisory and
                                               Other Services."

 Ronald L. Spaulding    Vice President         Chairman of SAFECO Asset
 SAFECO Plaza           Treasurer              Management Company; Treasurer
 Seattle, WA 98185                             and Chief Investment Officer of
 (54)                                          SAFECO Corporation; Vice
                                               President of SAFECO Insurance
                                               Companies; Director, Vice
                                               President and Treasurer of First
                                               SAFECO National Life Insurance
                                               Company of New York; former
                                               Senior Portfolio Manager of
                                               SAFECO insurance companies and
                                               Portfolio Manager for SAFECO
                                               mutual funds. See table under
                                               "Investment Advisory and Other
                                               Services."

 David H. Longhurst     Assistant              Assistant Controller of SAFECO
 SAFECO Plaza           Controller             Securities, Inc., SAFECO
 Seattle, WA 98185                             Services Corporation and SAFECO
 (40)                                          Asset Management Company; former
                                               Senior Manager with Ernst &
                                               Young LLP, an independent
                                               accounting company.

 Stephen D. Collier     Assistant Secretary    Assistant Secretary of SAFECO
 (45)                                          Asset Management Company, SAFECO
                                               Securities, Inc. and SAFECO
                                               Services Corporation. He has
                                               been an executive officer of
                                               SAFECO Insurance Company and
                                               subsidiaries since 1991.

*Trustees who are interested persons as defined by the 1940 Act.

At February 3, 1998, none of the Trustees and officers of the Trust owned shares of any series of the Trust. Each Trustee and officer of the Trust holds the same position(s) with five other registered open-end, management investment companies that have, in the aggregate, nineteen series companies managed by SAM.

                                  COMPENSATION TABLE
                             FOR THE FISCAL YEAR ENDING
                                  DECEMBER 31, 1997





                                                                                     Total
                                             Pension or                              Compensation
                                             Retirement                              From
                                             Benefits            Estimated           Registrant and
                    Aggregate                Accrued As          Annual              Fund Complex
                    Compensation             Part of Fund        Benefits Upon       Paid to
Trustee             from Registrant          Expenses            Retirement          Trustees
-------             ---------------          --------            ----------          --------

Boh A. Dickey       N/A                      N/A                 N/A                 N/A

Barbara J.          $5,188.47                N/A                 N/A                 $22,750
Dingfield

David F. Hill       N/A                      N/A                 N/A                 N/A

Richard W.
Hubbard             $4,805.11                N/A                 N/A                 $21,000

Richard E.
Lundgren            $5,188.47                N/A                 N/A                 $22,750

Larry L. Pinnt      $5,188.47                N/A                 N/A                 $22,750

John W.
Schneider           $5,188.47                N/A                 N/A                 $22,750




Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust.


INVESTMENT ADVISORY AND OTHER SERVICES

SAM, SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly-owned subsidiaries of SAFECO Corporation. SAFECO Securities is the principal underwriter and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent for each Portfolio under agreements with the Trust.


The following individuals have the following positions and offices with the Trust, SAM, SAFECO Securities and SAFECO Services:


                                                    SAFECO            SAFECO
 Name              Trust           SAM              Securities        Services
 ----              -----           ---              ----------        --------

B. A. Dickey      Chairman                                            Director
                  Trustee

D. F. Hill        President        Senior           President         President
                  Trustee          Vice             Director          Director
                                   President        Secretary         Secretary
                                   Director

N. A. Fuller      Vice             Vice             Vice              Vice
                  President        President        President         President
                  Controller       Controller       Controller        Controller
                  Assistant        Assistant        Assistant         Assistant
                  Secretary        Treasurer        Secretary         Secretary
                                                    Treasurer         Treasurer

R. A. Spaulding   Vice             Chairman         Director          Director
                  President        Director
                  Treasurer

S. C. Bauer                        President
                                   Director

D. H. Longhurst   Assistant        Assistant        Assistant         Assistant
                  Controller       Controller       Controller        Controller

S.D. Collier      Assistant        Assistant        Assistant         Assistant
                  Secretary        Secretary        Secretary         Secretary

Mr. Dickey is President , Chief Operating Officer and a Director of SAFECO Corporation, and Mr. Spaulding is a Vice President and Treasurer of SAFECO Corporation. Messrs. Dickey and Spaulding are also Directors of other SAFECO Corporation subsidiaries.


In connection with the investment advisory contract with the Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of the Trust and each Portfolio that include furnishing office facilities, books, records and personnel to manage the Trust's and each Portfolio's affairs and paying certain expenses.

For the services and facilities furnished by SAM, the Trust has agreed to pay an annual fee of .74% for the Equity, Growth, Northwest and Bond Portfolios, .85% for the Small Company Portfolio and .65% for the Money Market Portfolio computed on the basis of the average market value of the net assets of each Portfolio ascertained each business day and paid monthly. During its last three fiscal years, the Trust paid SAM the following investment advisory fees for each
Portfolio:

                         Investment Advisory Fees Paid to SAM


                                   Years Ended
               December 31         December 31         December 31
Portfolio      1997                1996                1995
---------      --------------------------------------------

Equity         $2,429,000          $1,488,000          $961,000
Bond           $  120,000          $  113,000          $ 93,000
Northwest      $  104,000          $   56,000          $ 40,000
Growth         $1,227,000          $  519,000          $200,000
Money Market   $  108,000          $   63,000          $ 54,000




For the period April 30, 1997 (effective date) to December 31, 1997, the Trust paid SAM $40,000 in investment advisory fees for the Small Company Portfolio.

State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02170 is the custodian of the securities and cash of each Portfolio under an agreement with the Trust. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104 is the independent auditor which audits the financial statements of the Trust.

SAFECO Services, SAFECO Plaza, Seattle, Washington 98185, is the transfer, dividend, and distribution disbursement and shareholder servicing agent for each Portfolio under an agreement with the Trust. SAFECO Services is responsible for all required transfer agent activity, including maintenance of records for each Portfolio's shareholders, records of transactions involving each Portfolio's shares and the compilation, distribution, or reinvestment of income dividends or capital gains distributions. SAFECO Services is not compensated by the Trust or the Portfolios for these services.

SAFECO Securities is the principal underwriter for each Portfolio and distributes each Portfolio's shares on a continuous best efforts basis under an agreement. SAFECO Securities is not compensated by the Trust or the Portfolios for underwriting, distribution or other activities.

BROKERAGE PRACTICES


Brokers typically charge commissions or mark-ups/mark-downs to effect securities transactions. The Portfolios may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. Brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchanges of those countries. In most international markets, commission rates are not negotiable and may be higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States.

SAM determines the broker/dealers through whom securities transactions for the Portfolios are executed. SAM may select a broker/dealer who may receive a commission for portfolio transactions exceeding the amount another broker/dealer would have charged for the same transaction if SAM determines that such amount of commission is reasonable in relation to the value of the brokerage and research services performed or provided by the broker/dealer, viewed in terms of either that particular transaction or SAM's overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by SAM. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts. Research services come in the form of written reports, telephone conversations between brokerage security analysts and members of SAM's staff, and personal visits by such analysts and brokerage strategists and economists to SAM's office.


Research services are used in advising all accounts, including accounts advised by related persons of SAM, and not all such services are necessarily used by SAM in connection with the specific account that paid commissions to the broker/dealer providing such services. SAM does not acquire research services through the generation of credits with respect to principal transactions or transactions in financial futures.

The overall reasonableness of broker commissions paid is evaluated periodically. Such evaluation includes review of what competing broker/dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.


The following table states the total amount of brokerage expenses for the Portfolios listed for the fiscal years ending December 31, 1997, 1996, and 1995 respectively:



                                   Years Ended
               December 31         December 31         December 31
Portfolio      1997                1996                1995
---------      --------------------------------------------

Equity         $302,000            $314,000            $$286,000
Northwest      $ 17,000            $  8,000            $  $1,000
Growth         $313,000            $135,000            $ $82,000




The brokerage expenses for the Small Company Portfolio for the period from April 30, 1997 (effective date) to December 31, 1997 were $11,000.


Because the portfolio securities purchased and sold by the Bond and Money Market Portfolios are traded on a principal basis, no commission is charged.

DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS. The Portfolios will receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Portfolios' net investment income, substantially all of which will be declared as dividends to the Portfolios' shareholders (the separate accounts of Participating Insurance Companies and Qualified Plans).





Any per-share dividend or distribution paid by a Portfolio reduces the Portfolio's net asset value per share on the date paid by the amount of the dividend or distribution per share. As stated in the Prospectus, dividends and other distributions will generally be made in the form of additional shares of the Portfolios.

TAX INFORMATION. Each Portfolio is treated as a separate corporation for federal income tax purposes. Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 ("Code"). In order to qualify for treatment as a regulated investment company under the Code, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) and diversify its holdings, as reflected in the Portfolio's investment policies. Each Portfolio intends to make sufficient distributions to shareholders to relieve it from liability for federal excise and income taxes.

Each Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on December 31 (by election) of that year, plus certain other amounts.

The excess of net long-term capital gains over net short-term capital loss realized by a Portfolio on portfolio transactions, when distributed by the Portfolio, is subject to long-term capital gains treatment under the Code, regardless of how long the Participating Insurance Company or Qualified Plan has held the shares of the Portfolio. Distributions of net short-term capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares.


The Trust and the Portfolios intend to comply with the requirements of Section 817(h) of the Internal Revenue Code and related regulations, including certain diversification requirements that are in addition to the diversification requirements of Subchapter M and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of variable contracts to the full extent of appreciation under the contracts.

Shares of a Portfolio underlying variable contracts that comply with the requirements of Section 817(h) and related regulations will generally be treated as owned by the insurance company and not by the owners of variable contracts. In that case, income derived from the appreciation in shares of the Portfolio would not be currently taxable to the owners of variable contracts. Owners of variable contracts that do not comply with the requirements of Section 817(h) would generally be subject to immediate taxation of the appreciation under the contracts.


Section 817(h) requires that the investment portfolios underlying variable life insurance and variable annuity contracts be "adequately diversified." Section 817(h) contains a safe harbor provision which provides that a variable life insurance or variable annuity contract will meet the diversification requirements if, as of the close of each calendar quarter, (i) the assets underlying the contract meet the diversification standards for a regulated investment company under Subchapter M of the Internal Revenue Code, and (ii) no more than 55% of the total assets of the account consist of cash, cash items, U.S. Government securities and securities of regulated investment companies.


Treasury Department regulations provide an alternative test to the safe harbor provision to meet the diversification requirements. Under these regulations, an investment portfolio will be adequately diversified if (i) not more than 55% of the value of its total assets is represented by any one investment; (ii) not more than 70% of the value of its total assets is represented by any two investments; (iii) not more than 80% of the value of its total assets is represented by any three investments; and (iv) not more than 90% of the value of its total assets is represented by any four investments. These limitations are increased for investment portfolios which are invested in whole or in part of U.S. Treasury securities.

Stock of a regulated investment company, such as a Portfolio, held in an insurance company's separate accounts underlying variable life insurance or variable annuity contracts may be treated as a single investment for purposes of the diversification rules of Section 817(h). A special rule in Section 817(h), however, allows a shareholder of a regulated investment company to "look-through" the company and treat a pro rata share of the company's assets as owned directly by the shareholder. This special "look-through" rule may make it easier to comply with the diversification requirements of Section 817(h). To qualify for "look-through" treatment, public access to the regulated investment company must generally be limited to (i) the purchase of a variable contract,
(ii) life insurance companies' general accounts, and (iii) qualified pension or retirement plans. Interests in the Portfolios are sold only to insurance company separate accounts to fund the benefits of variable contracts, and may be sold to qualified pension and retirement plans.

Even if the diversification requirements of Section 817(h) are met, the owner of a variable contract might be subject to current federal income taxation if the owner has excessive control over the investments underlying the contract. The Treasury Department has indicated that guidelines might be forthcoming that address this issue. At this time, it is impossible to predict where they may be issued, what the guidelines will include and the extent, if any, to which they may be retroactive.


In order to maintain the variable contracts' status as annuities or insurance contracts, the Trust may in the future find it necessary, and reserves the right, to take certain actions, including, without limitation, amending a Portfolio's investment objective (upon SEC or shareholder approval) or substituting shares of one Portfolio for another.


FINANCIAL STATEMENTS


The following financial statements for the Growth, Equity, Bond, Northwest, and Money Market Portfolios and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to each Portfolio's Annual Report for the year ended December 31, 1997.

     Portfolio of Investments as of December 31, 1997
     Statement of Assets and Liabilities as of December 31, 1997
     Statement of Operations for the Year Ended December 31, 1997
     Statement of Changes in Net Assets for the Years Ended December 31, 1997
          and December 31, 1996
     Notes to Financial Statements

The following financial statements for the Small Company Portfolio and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Portfolio's Annual Report for the period ended December 31, 1997.

          Portfolio of Investments as of December 31, 1997
          Statement of Assets and Liabilities as of December 31, 1997
          Statement of Operations for the Period from April 30, 1997
               (effective date) to December 31, 1997
          Statement of Changes in Net Assets for the Period from April 30, 1997
               (effective date) to December 31, 1997
          Notes to Financial Statements



A copy of each Portfolio's Annual Report accompanies this Statement of Additional Information. Additional copies may be obtained by calling 1-800-624-5711 or by writing to the address on the first page of this Statement of Additional Information.

                             SAFECO RESOURCE SERIES TRUST

                                        PART C

                                  OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS*

     PART A

     None

     PART B


(a) The following financial statements for the Growth, Equity, Bond, Northwest and Money Market Portfolios of the Registrant for the year ended December 31, 1997 including the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference in Part B of this Registration Statement.

          Portfolio of Investments as of December 31, 1997
          Statement of Assets and Liabilities as of December 31, 1997 Statement of Operations for the Year Ended December 31, 1997 Statement of Changes in Net Assets for the Years Ended
              December 31, 1997 and December 31, 1996
          Notes to Financial Statements

     The following financial statements for the Small Company Portfolio and the report thereon of Ernst and Young LLP, independent auditors, are incorporated herein by reference in Part B of this Registration Statement.

          Portfolio of Investments as of December 31, 1997
          Statement of Assets and Liabilities as of December 31, 1997
          Statement of Operations for the Period from April 30, 1997 (initial public offering) to December 31, 1997
          Statement of Changes in Net Assets for the Period from April 30, 1997
              (initial public offering) to December 31, 1997
          Notes to Financial Statements


(b)  Exhibits:

Exhibit Number      Description of Document                             Page
--------------      -----------------------                             ----


     (27.1-6)       Financial Data Schedules                (Filed herewith)


     (1)            Trust Instrument/Certificate of Trust                  +

     (2)            Bylaws                                                 +

     (3)            Inapplicable

     (4)            Inapplicable

     (5)            Investment Advisory and Management                     +
                    Contract

     (6)            Distribution Agreement                                 +

     (7)            Inapplicable

     (8)            Custody Agreement with State Street Bank               *
                      and Trust Company

                    Form of Amendment to Custody Agreement with State
                    Street Bank and Trust Company           (Filed herewith)

     (9a)           Transfer Agent Agreement                               +

     (9b)           Fund Participation Agreement                           +

     (10)           Opinion and Consent of Counsel                         *

     (99.11)             Consent of Independent Auditors    (Filed herewith)

     (99.12)             Registrant's Annual Report for                   ++
                         the Year Ended December 31, 1997
                         including Financial Statements

     (13)           Agreement Governing Contribution                       +
                    to SAFECO Resource Series Trust by
                    SAFECO Life Insurance Company dated
                    June 23, 1986.                                         +

     (14)           Inapplicable

     (15)           Inapplicable

     (16)           Calculation of Performance Information                **

     (17)           See (27.1-6) above                      (Filed herewith)

     (18)           Inapplicable


+ Filed as an exhibit to Post-Effective Amendment No. 16 filed with the SEC on April 26, 1996


++ Registrant's Annual Report was filed with the SEC on or about February 25, 1998. The Report contains the financial statement incorporated by reference in the Registrant's Statement of Additional Information.


* Filed as an exhibit to Post-Effective Amendment No. 18 filed with the SEC on April 22, 1997.


** Filed as an exhibit to Post-Effective Amendment No. 16 filed with the SEC on April 26, 1996 for all Portfolios except the Small Company Portfolio, which was filed as an exhibit to Post Effective Amendment No. 19 on April 27, 1997.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

SAFECO Corporation, a Washington corporation, owns 100% of SAFECO Asset Management Company (SAM), SAFECO Services Corporation (SAFECO Services) and SAFECO Securities, Inc. (SAFECO Securities), each a Washington corporation. SAM is the investment advisor, SAFECO Services is the transfer agent and SAFECO Securities is the principal underwriter for each of the SAFECO Mutual Funds. The SAFECO Mutual Funds consist of six Delaware business trusts: SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, SAFECO Managed Bond Trust (formerly SAFECO Institutional Series Trust) and SAFECO Resource Series Trust. The SAFECO Common Stock Trust consists of eight mutual funds: SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund and

SAFECO U.S. Value Fund. The SAFECO Taxable Bond Trust consists of three mutual funds: SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO GNMA Fund and SAFECO High-Yield Bond Fund. The SAFECO Tax-Exempt Bond Trust consists of five mutual funds: SAFECO Intermediate-Term Municipal Bond Fund, SAFECO Insured Municipal Bond Fund, SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund and SAFECO Washington State Municipal Bond Fund. The SAFECO Money Market Fund consists of two mutual funds: SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund. The SAFECO Managed Bond Trust consists of one mutual fund: Managed Bond Fund (formerly Fixed-Income Portfolio). The SAFECO Resource Series Trust consists of six mutual funds: Equity Portfolio, Growth Portfolio, Northwest Portfolio, Small Company Stock Portfolio, Bond Portfolio and Money Market Portfolio.


SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation and SAFECO Insurance Company of Pennsylvania, a Pennsylvania corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and Market Square Holding, Inc., a Minnesota corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, and WM Life Insurance Company, an Arizona corporation. WM Life Insurance Company owns 100% of Empire Life Insurance Company, a Washington corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Managers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation, Goldware & Taylor Insurance Service, a California corporation and SAFECO Select Insurance Services, Inc., a California corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Talbot Agency, Inc. owns 100% of PNMR Securities, Inc., a Washington corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., S.C. Arkansas, Inc., S.C. Bellevue/Lynn, S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Everett/Lynn, S.C. Lynden, Inc., S.C. Lynden/Lynn, S.C. Marysville, Inc., S.C. Northgate, Inc., S.C. Northgate/LR1, L.L.C., S.C. Vancouver, Inc., S.C. Vancouver/Lynn (Joint Venture), SAFECARE S.C. Bakersfield, Inc. and SAFECARE S.C. Bakersfield/Lynn Limited Partnership. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation, and S.C. River Oaks, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: C-W Properties, Inc., Gem State Investors, Inc., Kitsap Mall, Inc., WNY Development, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a California corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation: Washington Square, Inc. and Winmar Pacific, Inc.

SAFECO Corporation, a Washington corporation, owns 100% of American States Financial Corporation, an Indiana corporation. American States Financial Corporation owns 100% of American States Insurance Company, an Indiana corporation. American States Insurance Company owns 100% of the following Indiana corporations: American Economy Insurance Company, American States Preferred Insurance Company, American States Life Insurance company, and City Insurance Agency, Inc. American States Insurance Company owns 100% of Insurance Company of Illinois, an Illinois corporation, and American States Lloyds Insurance Company, a Texas corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES


At February 3, 1998 (i) SAFECO Life Insurance Company was the sole shareholder of the Money Market Portfolio, Small Company Stock Portfolio and Bond Portfolio;
(ii) SAFECO Life Insurance Company and SAFECO Asset Management Company owned all of the shares of the Northwest Portfolio; SAFECO Life Insurance Company and six other insurance companies owned all of the shares of the Equity Portfolio, and SAFECO Life Insurance Company and four other insurance companies owned all of the shares of the Growth Portfolio.


ITEM 27. INDEMNIFICATION

Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.

Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

No indemnification will be provided to a trustee, officer, employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940 ("1940 Act"), of the Registrant nor parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry) or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the 1940 Act, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer, employee or agent in connection with the shares of any series of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Under an agreement with its distributor ("Distribution Agreement"), Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading.


In no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this paragraph.


Under an agreement with its transfer agent, Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance under the Transfer Agent Agreement; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The investment adviser to the Registrant, SAM, serves as an adviser to (a) twenty-five series (portfolios) of six registered investment companies, including six series of Registrant, and (b) a number of pension funds not affiliated with SAFECO Corporation or its affiliates. The directors and officers of SAM serve in similar capacities with SAFECO Corporation or its affiliates. The information set forth under "Investment Advisory and Other Services" in the Registrant's Statement of Additional Information is incorporated by reference.

ITEM 29. PRINCIPAL UNDERWRITERS


(a) SAFECO Securities, Inc., the principal underwriter for the Registrant, also acts as the principal underwriter for the sale of variable annuity contracts (SAFECO Resource Variable Account B and SAFECO Separate Account
     C) and variable universal life insurance policies (SAFECO Separate Account
     SL) issued by SAFECO Life Insurance Company, and variable annuity contracts (SAFECO Separate Account S) issued by First SAFECO National Life Insurance Company of New York, as well as for the SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust,

     SAFECO Money Market Trust, and SAFECO Managed Bond Trust.

(b) The information set forth under "Investment Advisory and Other Services" of Registrant's Statement of Additional Information is incorporated by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02170 maintains physical possession of the accounts, books and documents of Registrant relating to its activities as custodian of the Registrant. SAFECO Asset Management Company, Two Union Square, 25th Floor, Seattle, Washington, 98101, maintains physical possession of all other accounts, books or documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Inapplicable.

ITEM 32. UNDERTAKINGS

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington on the 23rd day of February, 1998.


                                   SAFECO RESOURCE SERIES TRUST


                                   By: /s/ David F. Hill
                                      --------------------------------
                                             David F. Hill




Name                     Title                              Date
----                     -----                              ----


/s/ DAVID F. HILL        President and Trustee
David F. Hill++          Principal Executive Officer        2/23/98

RONALD L. SPAULDING*     Vice President
Ronald L. Spaulding      Treasurer                          2/23/98

NEAL A. FULLER*          Vice President
Neal A. Fuller           Controller
                         Assistant Secretary                2/23/98
/s/ BOH A. DICKEY
Boh A. Dickey++          Chairman and Trustee               2/23/98

BARBARA J. DINGFIELD*
Barbara J. Dingfield     Trustee                            2/23/98

RICHARD W. HUBBARD*
Richard W. Hubbard       Trustee                            2/23/98

RICHARD E. LUNDGREN*
Richard E. Lundgren      Trustee                            2/23/98

LARRY L. PINNT*
Larry L. Pinnt           Trustee                            2/23/98

JOHN W. SCHNEIDER*
John W. Schneider        Trustee                            2/23/98


++ Trustees who are interested persons as defined by the 1940 Act


                              *By: /s/ Boh A. Dickey
                                  --------------------------------------
                                   Boh A. Dickey, Attorney-in-Fact



                              *By: /s/David F. Hill
                                  --------------------------------------
                                   David F. Hill, Attorney-in-Fact

                                        Registration Nos. 33-06547 / 811-4717
--------------------------------------------------------------------------------


                                       EXHIBITS

                                          to

                                      FORM N-1A

                                REGISTRATION STATEMENT

                                        Under

                              The Securities Act of 1933

                           Post-Effective Amendment No. 20

                                         and

                           Post-Effective Amendment No. 21

                                        Under

                          The Investment Company Act of 1940

                             SAFECO Resource Series Trust
                  (Exact Name of Registrant as Specified in Charter)

                                     SAFECO Plaza
                              Seattle, Washington 98185
                       (Address of Principal Executive Offices)

                                     206-545-5180
                 (Registrant's Telephone Number, including Area Code)

--------------------------------------------------------------------------------

                             SAFECO RESOURCE SERIES TRUST


                                      FORM N-1A
                           Post-Effective Amendment No. 20


                                    Exhibit Index


Exhibit Number      Description of Document                           Page
--------------      -----------------------                           ----


     (27.1-6)       Financial Data Schedules

     (99.8)         Form of Amendment to Custody Agreement with
                    State Street Bank and Trust Company

     (99.11)        Consent of Independent Auditors

     (99.12)        Registrant's Annual Report for Year Ended
                    December 31, 1997* including Financial
                    Statements


* Registrant's Annual Report for the year ended December 31, 1997 including financial statements was filed with the SEC on or about February 25, 1998.